This is filed pursuant to Rule 497(c).
File No. 2-10988 and 811-00134.

VALUE FUNDS -- (A, B, C AND ADVISOR CLASS SHARES)

 PROSPECTUS  |  MARCH 3, 2008

 The AllianceBernstein Value Funds
 A family of value-oriented mutual funds

Domestic Value Funds                     International Value Funds
[graphic]AllianceBernstein Value Fund    [graphic]AllianceBernstein Global Real
[graphic]AllianceBernstein Small/Mid              Estate Investment Fund
         Cap Value Fund                  [graphic]AllianceBernstein
[graphic]AllianceBernstein Growth and             International Value Fund
         Income Fund                     [graphic]AllianceBernstein Global Value
[graphic]AllianceBernstein Focused                Fund
         Growth & Income Fund
[graphic]AllianceBernstein Balanced
         Shares
[graphic]AllianceBernstein Utility
         Income Fund

 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.





[LOGO]
       AB
ALLIANCE BERNSTEIN
   Investments

Investment Products Offered
..  Are Not FDIC Insured
..  May Lose Value
..  Are Not Bank Guaranteed

Table of Contents

                                                         Page
SUMMARY INFORMATION.....................................   4
DOMESTIC VALUE FUNDS....................................   6
  AllianceBernstein Value Fund..........................   6
  AllianceBernstein Small/Mid Cap Value Fund............   8
  AllianceBernstein Growth and Income Fund..............  10
  AllianceBernstein Focused Growth & Income Fund........  12
  AllianceBernstein Balanced Shares.....................  14
  AllianceBernstein Utility Income Fund.................  16
INTERNATIONAL VALUE FUNDS...............................  18
  AllianceBernstein Global Real Estate Investment Fund..  18
  AllianceBernstein International Value Fund............  20
  AllianceBernstein Global Value Fund...................  22
RISKS SUMMARY...........................................  24
FEES AND EXPENSES OF THE FUNDS..........................  26
INVESTING IN THE FUNDS..................................  30
  How to Buy Shares.....................................  30
  The Different Share Class Expenses....................  31
  Sales Charge Reduction Programs.......................  32
  CDSC Waivers and Other Programs.......................  33
  The "Pros" and "Cons" of Different Share Classes......  34
  Payments to Financial Advisors and Their Firms........  34
  How to Exchange Shares................................  36
  How to Sell or Redeem Shares..........................  36
  Frequent Purchases and Redemptions of Fund Shares.....  36
  How the Funds Value Their Shares......................  38
MORE INFORMATION ABOUT THE FUNDS AND THEIR
INVESTMENTS.............................................  39
MANAGEMENT OF THE FUNDS.................................  48
DIVIDENDS, DISTRIBUTIONS AND TAXES......................  53
CONVERSION FEATURE......................................  54
GENERAL INFORMATION.....................................  55
GLOSSARY OF INVESTMENT TERMS............................  56
FINANCIAL HIGHLIGHTS....................................  57
APPENDIX A--HYPOTHETICAL INVESTMENT AND EXPENSE
INFORMATION.............................................  67

SUMMARY INFORMATION
--------------------------------------------------------------------------------

This prospectus begins with a summary of key information about each of the AllianceBernstein Value Funds. The Summary describes a Fund's objective, investment strategies, principal risks, and fees. You will find additional information about the Funds and their investments beginning on page 39.

PERFORMANCE INFORMATION
This Summary includes a table for each Fund showing its average annual returns before and after taxes and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

.. how the Fund's average annual returns for one, five and ten years (or over the life of the Fund) compare to those of a broad-based securities market index; and

.. how the Fund's performance changed from year to year over ten years (or over the life of the Fund).

                                  PLEASE NOTE
  A Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

  As with all investments, you may lose money by investing in the Fund.

RISK

                            WHY IS RISK IMPORTANT?
  You should consider risk carefully when investing in a Fund. You could put your money in investments that have very little risk (for example, certificates of deposit issued by a bank), but these investments would typically have a lower return than a riskier investment. In other words, you should get a higher return if your investments have more risk.

  We have included a graphic for each Fund that shows the Fund's risk profile as compared to our other Value Funds. The bar chart for each Fund also gives an indication of a Fund's overall risk. A Fund with a higher variability of returns is a riskier investment.

This Summary lists the principal risks for each Fund followed by an explanation of these risks. Generally, each Fund has broad risks that apply to all funds, such as market risk, as well as specific risks of investing in particular types of securities, such as foreign (non-U.S.) securities risk or small- or mid-capitalization risk. The risks of a Fund may be increased by the use of derivatives, such as futures, options and swaps.

                             WHAT IS MARKET RISK?
  Market risk is the risk that factors affecting the securities markets generally will cause a possibly adverse change in the value of the securities owned by a Fund. The value of these securities may decline simply because of economic changes or other events that impact large portions of the market. The factors include real or perceived unfavorable market conditions, increases in the rate of inflation, and changes in the general outlook for consumer spending, or corporate earnings. Each of the Funds is subject to this risk.

General
.. The Funds' investment adviser is AllianceBernstein L.P., or the Adviser, a global investment manager providing diversified services to institutions and individuals through a broad line of investments including approximately 117 mutual funds.

.. References to "net assets" mean the assets of a Fund after liabilities, plus any borrowings used for investment purposes. In other words, net assets reflect the value of a Fund's investments.

.. Funds that have a policy to invest at least 80% of their net assets in securities indicated by their name, such as AllianceBernstein Global Real Estate Investment Fund or AllianceBernstein Utility Income Fund, will not change these policies without 60 days' prior written notice to shareholders.

.. An investment in a Fund should be considered part of an overall investment program rather than a complete investment program.

                     (This page intentionally left blank.)

AllianceBernstein Value Fund
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies, generally representing at least 125 companies, with relatively large market capitalizations that the Adviser believes are undervalued. The Fund invests in companies that are determined by the Adviser to be undervalued using the fundamental value approach of the Adviser's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities.

This approach to equity investing generally defines value as the relationship between a security's current price and its intrinsic economic value, as measured by earnings power and dividend-paying capability. The Adviser relies heavily on the fundamental research and analysis of Bernstein's large internal research staff in making investment decisions for the Fund. These investment decisions are the result of the multi-step process described below.

The fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. Bernstein's research staff of company and industry analysts covers a research universe of approximately 650 companies. This universe covers approximately 90% of the capitalization of the Russell 1000(TM) Value Index.

The research staff identifies and quantifies the critical variables that influence a business's performance and uses this research insight to forecast each company's long-term prospects. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have access to considerable information concerning all of the companies followed and the staff meets regularly with the management, suppliers, clients and competitors of companies in the Fund. As a result, analysts have an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes.

A committee composed of senior investment professionals (the "IPG") reviews all analyst research performed for the Fund. The IPG makes sure that the analysts have appropriately considered the key issues facing each company. In addition, it checks to see that forecasts of a company's future are compatible with its history. Finally, the IPG makes sure that all forecasts use consistent analytic frameworks and economic assumptions.

For each company in the research universe, Bernstein relates the present value of the company's future free cash flow, as forecasted by Bernstein's analysts, to the current price of the company's stock. Using a dividend discount model and solving for the internal rate of return, Bernstein ranks the securities from highest to lowest. Additionally, Bernstein monitors a number of quantitative valuation metrics as well as relative return trends. The degree to which a security is attractive can change as a result of adverse, short-term market reactions to recent events. Thus, relative return trends (also called "momentum") tend to reflect deterioration in a company's operating results and often signal poor performance to come; positive return trends tend to reflect fundamental improvements and positive performance ahead. Bernstein assesses these factors so as to better time purchases and sales of securities. Next, Bernstein considers aggregate portfolio characteristics and risk diversification to decide how much of each security to purchase for the Fund. By evaluating overall sector concentration, capitalization distribution, leverage, degree of undervaluation and other factors, Bernstein selects securities on a risk-adjusted basis to manage overall Fund volatility. The Fund will tend to overweight stocks selected in the top half of the final ranking and will tend to minimize stocks in the bottom half, subject to overall risk diversification.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when momentum is favorable.

The Fund may invest in securities of non-U.S. issuers and enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Currency Risk

..Foreign (Non-U.S.) Risk  .Derivatives Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                                       Since
                                     1 Year 5 Years Inception**
---------------------------------------------------------------
Class A*** Return Before Taxes       -8.53% 11.31%     6.72%
           ------------------------- ------ ------- -----------
           Return After Taxes on
           Distributions             -9.83% 10.49%     6.07%
           ------------------------- ------ ------- -----------
           Return After Taxes on
           Distributions and Sale of
           Fund Shares               -4.03%  9.82%     5.75%
---------- ------------------------- ------ ------- -----------
Class B    Return Before Taxes       -7.92% 11.83%     6.89%
---------- ------------------------- ------ ------- -----------
Class C    Return Before Taxes       -6.00% 11.50%     6.66%
---------- ------------------------- ------ ------- -----------
Advisor    Return Before Taxes
Class                                -4.14% 12.65%     7.76%
---------- ------------------------- ------ ------- -----------
Russell
1000 Value
Index+                               -0.17% 14.63%     8.16%
---------- ------------------------- ------ ------- -----------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 3/29/01 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

  --Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

  --Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  --Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                               Calendar Year End (%)

   98      99     00     01      02      03      04      05      06      07
  ----    ----   ----   ----    ----    ----    ----    ----    ----    ----
   n/a     n/a    n/a    n/a   -13.30   29.00   13.31   5.45    21.22   -4.46

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 15.89%, 2nd quarter, 2003; and Worst quarter was down -18.13%, 3rd quarter, 2002.

AllianceBernstein Small/Mid Cap Value Fund
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small- to mid-capitalization companies. For purposes of this policy, small- to mid-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index.

Because the Fund's definition of small- to mid-capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. As of December 31, 2007, there were approximately 1,800 small- to mid-capitalization companies, representing a market capitalization range from nearly $75 million to approximately $9 billion.

The Fund invests in companies that are determined by the Adviser to be undervalued, using Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Bernstein's fundamental value approach to equity investing generally defines value as the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In making investment decisions for the Fund, the Adviser depends heavily on Bernstein's fundamental analysis and the research of its large internal research staff. These investment decisions are the result of the multi-step process described below.

The process begins with the use of Bernstein's proprietary quantitative tools to look for stocks with characteristics that have historically been associated with outperformance. Broadly speaking, Bernstein looks for companies with attractive valuation (for example, with low price to book ratios) and compelling success factors (for example, momentum and return on equity). Bernstein then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio. Typically, Bernstein's fundamental research analysts focus their research on the most attractive 20% of the universe.

Bernstein's fundamental research process is extensive. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach. The research staff identifies and quantifies the critical variables that control a business's performance and uses this research insight to forecast the company's long-term prospects and expected returns. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have access to considerable information concerning all of the companies followed. Bernstein's research analysts develop an in-depth understanding of the products, services, markets and competition of those companies considered for purchase. Analysts also develop a good knowledge of the management of those companies. A company's future earnings are typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near-term economic events are generally not of major consequence.

The Fund's portfolio managers carefully review the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions. The Fund's portfolio managers, in consultation with the research analysts, also consider aggregate portfolio characteristics when deciding whether to purchase a particular security for the Fund. Bernstein seeks to manage overall Fund volatility relative to the universe of small- and mid-capitalization companies described above by favoring promising securities that offer the best balance between return and targeted risk. At times, the Fund may favor or disfavor a particular sector compared to that universe of companies.

To the extent that companies involved in certain sectors may from time to time constitute a material portion of the universe of small- and mid-capitalization companies, such as financial services and consumer services, the Fund may also invest significantly in these companies.

A disparity between a company's current stock price and Bernstein's assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. To reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein also monitors analysts' earnings-estimate revisions and relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

A security generally will be sold when it reaches fair value on a risk-adjusted basis. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Fund to dispose of the security.

The Fund may invest in securities issued by non-U.S. companies and enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Currency Risk

..Capitalization Risk      .Derivatives Risk

..Foreign (Non-U.S.) Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                                       Since
                                     1 Year 5 Years Inception**
---------------------------------------------------------------
Class A*** Return Before Taxes       -2.03% 15.18%    12.65%
           ------------------------- ------ ------- -----------
           Return After Taxes on
           Distributions             -3.38% 13.75%    11.48%
           ------------------------- ------ ------- -----------
           Return After Taxes on
           Distributions and Sale of
           Fund Shares                0.20% 13.16%    10.96%
---------- ------------------------- ------ ------- -----------
Class B    Return Before Taxes       -1.72% 15.45%    12.65%
---------------------------------------------------------------
Class C    Return Before Taxes        0.65% 15.36%    12.57%
---------------------------------------------------------------
Advisor    Return Before Taxes
Class                                 2.60% 16.52%    13.71%
---------------------------------------------------------------
Russell
2500(TM)
Value
Index+                               -7.27% 16.17%    12.10%
---------------------------------------------------------------
Russell
2500(TM)
Index+                                1.38% 16.99%    11.02%
---------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 3/29/01 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

  --Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

  --Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  --Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

  98      99      00     01      02      03      04      05      06       07
-----    -----  -----   -----   -----   -----   -----   -----   -----    -----
 n/a      n/a    n/a     n/a    -8.20   41.92   18.91   7.89    13.65    2.32


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 20.73%, 2nd quarter, 2003; and Worst quarter was down -20.69%, 3rd quarter, 2002.

AllianceBernstein Growth and Income Fund
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the investment opportunity of the companies in the Adviser's extensive research universe. The Fund may invest in companies of any size and in any industry.

The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in its research universe. The Adviser's analysts prepare their own earnings estimates and financial models for each company followed.

In determining a company's intrinsic economic value, the Adviser takes into account many fundamental and financial factors that it believes bear on the company's ability to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Adviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). The Adviser anticipates that the Fund's portfolio normally will include approximately 60-90 companies, with substantially all of those companies ranking in the top three deciles of the Adviser's valuation model. Not every security deemed to be undervalued is subsequently purchased by the Fund; undervalued securities are further analyzed before being added to the Fund's portfolio. The Adviser will use its research capability to help best evaluate the potential rewards and risks of investing in competing undervalued securities. It is the interaction between the Adviser's research capabilities and the disciplined value model's perception of value that determines which securities will be purchased or sold by the Fund.

The Adviser recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund also invests in high-quality securities of non-U.S. issuers. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Currency Risk

..Foreign (Non-U.S.) Risk  .Industry/Sector Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                          1 Year 5 Years 10 Years
-----------------------------------------------------------------
Class A**  Return Before Taxes             0.96% 12.53%   7.12%
           ------------------------------------- ------- --------
           Return After Taxes on
           Distributions                  -0.47% 12.07%   6.12%
           ------------------------------------- ------- --------
           Return After Taxes on
           Distributions and Sale of Fund
           Shares                          2.58% 10.96%   5.81%
---------- ------------------------------------------------------
Class B    Return Before Taxes             0.74% 12.68%   6.95%
-----------------------------------------------------------------
Class C    Return Before Taxes             3.84% 12.69%   6.81%
-----------------------------------------------------------------
Advisor    Return Before Taxes
Class                                      5.77% 13.84%   7.88%
-----------------------------------------------------------------
Russell
1000 Value
Index+                                    -0.17% 14.63%   7.68%
-----------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**After-tax returns:

   --Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

   --Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   --Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+ Reflects no deduction for fees, expenses or taxes.
BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

  98      99      00      01     02      03      04      05      06      07
 ----    ----    ----    ----   ----    ----    ----    ----    ----    ----
21.23    10.78   13.64  -1.84  -26.57   31.76   11.92   3.78    16.93   5.51

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 23.26%, 4th quarter, 1998; and Worst quarter was down -19.68%, 3rd quarter, 2002.

AllianceBernstein Focused Growth & Income Fund
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the investment opportunity of the companies in the Adviser's extensive research universe. The Fund may invest in companies of any size and in any industry.

The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in its research universe. The Adviser's analysts prepare their own earnings estimates and financial models for each company followed.

In determining a company's intrinsic economic value, the Adviser takes into account many fundamental and financial factors that it believes bear on the ability of the company to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Adviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). The Adviser anticipates that the Fund's portfolio normally will include approximately 50-60 companies, with substantially all of those companies ranking in the top three deciles of the Adviser's valuation model. Not every security deemed to be undervalued is subsequently purchased by the Fund; undervalued securities are further analyzed before being added to the Fund's portfolio. The Adviser will use its research capability to help best evaluate the potential rewards and risks of investing in competing undervalued securities. It is the interaction between the Adviser's research capabilities and the disciplined value model's perception of value that determines which securities will be purchased or sold by the Fund.

The Adviser recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may invest in securities of non-U.S. issuers. The Fund may enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Industry/Sector Risk

..Foreign (Non-U.S.) Risk  .Focused Portfolio Risk

..Currency Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                                       Since
                                     1 Year 5 Years Inception**
---------------------------------------------------------------
Class A*** Return Before Taxes        4.10% 13.04%     8.26%
           -------------------------------- ------- -----------
           Return After Taxes on
           Distributions              0.00% 11.36%     7.22%
           -------------------------------- ------- -----------
           Return After Taxes on
           Distributions and Sale of
           Fund Shares                5.69% 10.94%     6.94%
---------- ----------------------------------------------------
Class B    Return Before Taxes        5.06% 13.33%     8.16%
---------------------------------------------------------------
Class C    Return Before Taxes        7.07% 13.22%     8.08%
---------------------------------------------------------------
Russell
1000 Value
Index+                               -0.17% 14.63%     7.03%
---------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 12/22/99 for Class A, Class B and Class C shares.

***After-tax returns:

   --Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have higher expense ratios;

   --Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   --Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.
BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                   [BAR CHART]

                             Calendar Year End (%)

 98      99     00      01      02      03      04     05     06      07
----    ----   ----    ----    ----    ----    ----   ----   ----    ----
n/a      n/a   19.49   6.61   -22.19   39.53   8.86   1.20   15.34   8.73

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 19.12%, 2nd quarter, 2003; and Worst quarter was down -18.69%, 3rd quarter, 2002.

AllianceBernstein Balanced Shares
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may comprise up to 75% of its investments. The Fund will not purchase a security if as a result less than 25% of its total assets will be in fixed-income securities. The Fund may invest up to 20% of its assets in high yield securities (securities rated below BBB- by Standard & Poor's Rating Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Ratings ("Fitch")). As an operating policy, the Fund will invest no more than 5% of its assets in securities rated CCC- or below.

The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in its research universe. The Adviser's analysts prepare their own earnings estimates and financial models for each company followed.

In determining a company's intrinsic economic value, the Adviser takes into account many fundamental and financial factors that it believes bear on the ability of the company to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Adviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). The Adviser anticipates that the Fund's portfolio will vary in size, normally with 60 to 90 companies, with substantially all of those companies ranking in the top three deciles of the Adviser's valuation model. Not every security deemed to be undervalued is subsequently purchased by the Fund; undervalued securities are further analyzed before being added to the Fund's portfolio. The Adviser will use its research capability to help best evaluate the potential rewards and risks of investing in competing undervalued securities. It is the interaction between the Adviser's research capabilities and the disciplined value model's perception of value that determines which securities will be purchased or sold by the Fund.

The Adviser recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments, preferred stock, and may use other investment techniques. The Fund invests in short- and long-term debt securities in such proportions and of such type as the Adviser deems best adapted to the current economic and market outlooks. The Fund also may invest in equity and fixed-income securities of non-U.S. issuers located in emerging or developed countries. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk         .Foreign (Non-U.S.) Risk

..Interest Rate Risk  .Emerging Market Risk

..Credit Risk         .Currency Risk

..Allocation Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                           1 Year 5 Years 10 Years
------------------------------------------------------------------
Class A**   Return Before Taxes            -1.43%  9.43%   6.90%
            ------------------------------------- ------- --------
            Return After Taxes on
            Distributions                  -3.01%  8.52%   5.38%
            ------------------------------------- ------- --------
            Return After Taxes on
            Distributions and Sale of Fund
            Shares                          0.78%  8.05%   5.27%
----------- ------------------------------ ------ ------- --------
Class B     Return Before Taxes            -1.50%  9.59%   6.73%
------------------------------------------------------------------
Class C     Return Before Taxes             1.27%  9.59%   6.58%
------------------------------------------------------------------
Advisor     Return Before Taxes
Class                                       3.26% 10.73%   7.66%
------------------------------------------------------------------
Russell
1000 Value
Index+                                     -0.17% 14.63%   7.68%
------------------------------------------------------------------
Lehman
Brothers
Aggregate
Index+                                      6.97%  4.42%   6.17%
------------------------------------------------------------------
60% Russell
1000 Value
Index/40%
Lehman
Brothers
Aggregate
Index+                                      2.90% 10.58%   7.32%
------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** After-tax returns:

  --Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

  --Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  --Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

   98      99     00      01     02       03      04      05     06      07
  ----    ----   ----    ----   ----     ----    ----    ----   ----    ----
 15.75    4.90   12.48   1.80  -10.73    22.78   10.16   4.01   13.21   2.96


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 13.45%, 4th quarter, 1998; and Worst quarter was down -8.30%, 3rd quarter, 2002.

AllianceBernstein Utility Income Fund
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is current income and long-term growth of capital.

The Fund invests primarily in income-producing equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies in the utilities industry. The Fund invests in securities of utility companies, including companies in the electric, telecommunications, gas, and water utilities industry. The Fund may invest in both U.S. and non-U.S. utility companies, although the Fund will limit its investments in issuers in any one non-U.S. country to no more than 15% of its total assets. The Fund invests at least 65% of its total assets in income-producing securities, but there is otherwise no limit on the allocation of the Fund's investments between equity securities and fixed-income securities. The Fund may maintain up to 35% of its net assets in lower-rated securities.

The Fund seeks to take advantage of the characteristics and historical performance of securities of utility companies, many of which pay regular dividends and increase their common stock dividends over time. The Fund considers a company to be in the utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, were derived from its utilities activities.

The Fund may invest up to 20% of its net assets in equity and fixed-income securities of domestic and non-U.S. corporate and governmental issuers other than utility companies. The Fund also may enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk         .Industry/Sector Risk

..Interest Rate Risk  .Foreign (Non-U.S.) Risk

..Credit Risk         .Currency Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                         1 Year 5 Years 10 Years
----------------------------------------------------------------
Class A** Return Before Taxes            16.89% 20.13%   10.55%
          ------------------------------ ------ ------- --------
          Return After Taxes on
          Distributions                  16.54% 19.70%    9.54%
          ------------------------------ ------ ------- --------
          Return After Taxes on
          Distributions and Sale of Fund
          Shares                         11.41% 17.73%    8.76%
--------- ------------------------------ ------ ------- --------
Class B   Return Before Taxes            17.24% 20.30%   10.40%
--------- ------------------------------ ------ ------- --------
Class C   Return Before Taxes            20.23% 20.32%   10.25%
--------- ------------------------------ ------ ------- --------
Advisor   Return Before Taxes
Class                                    22.47% 21.55%   11.37%
--------- ------------------------------ ------ ------- --------
S&P GICS
Utility
Index+                                   19.38% 21.50%    7.77%
--------- ------------------------------ ------ ------- --------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**After-tax returns:

  -- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

  -- Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  -- Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+  Reflects no deduction for fees, expenses or taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                   [BAR CHART]

                             Calendar Year End (%)

  98     99     00       01       02      03      04      05      06     07
 ----   ----   ----     ----     ----    ----    ----    ----    ----   ----
24.38   18.01  14.54   -19.28   -19.73   19.40   24.59   16.15   23.90  22.08

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 13.95%, 2nd quarter, 2003; and Worst quarter was down -12.14%, 3rd quarter, 2002.

AllianceBernstein Global Real Estate Investment Fund
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is total return from long-term growth of capital and income.

Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of real estate investment trusts or REITs and other real estate industry companies, such as real estate operating companies or REOCs. The Fund invests in real estate companies that the Adviser believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund invests in U.S. and non-U.S. issuers.

The Fund's investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

In selecting real estate equity securities, the Adviser will focus on valuation. The Adviser believes that the underlying value of real estate is determined by the free cash flow that properties generate. Cash flow can grow or deteriorate depending on the local fundamentals, quality of the assets, financial health of the tenants, property management, upkeep, development, redevelopment, and external factors such as the trajectory of the local economy. The value of real estate equities depends upon both the properties owned by a company and company management's ability to grow by skillfully deploying capital.

The Adviser believes that the best performing real estate equities over time are likely to be those that offer sustainable cash flow growth at the most attractive valuation. As such, the Adviser's research and investment process is designed to identify globally those companies where the magnitude and growth of cash flow streams have been appropriately reflected in the price of the security. These securities, therefore, trade at a more attractive valuation than others that may have similar overall fundamentals.

The Adviser seeks to identify these price distortions through the use of rigorous quantitative and fundamental investment research. The Adviser's fundamental research efforts are focused on forecasting the long-term normalized cash generation capability of real estate companies by isolating supply and demand for property types in local markets, determining the replacement value of properties, assessing future development opportunities, and normalizing capital structures of real estate companies.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities include mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs"). The Fund also may invest in short-term investment grade debt securities and other fixed-income securities.

The Fund may enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives transactions, including options, futures, forwards and swap agreements.

PRINCIPAL RISKS:


..Market Risk           .Prepayment Risk

..Industry Sector Risk  .Foreign (Non-U.S.) Risk

..Interest Rate Risk    .Currency Risk

..Credit Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                     1 Year  5 Years 10 Years
-------------------------------------------------------------
Class A**  Return Before Taxes       -12.94% 19.56%   10.04%
           --------------------------------- ------- --------
           Return After Taxes on
           Distributions             -18.59% 16.91%    7.88%
           --------------------------------- ------- --------
           Return After Taxes on
           Distributions and Sale of
           Fund Shares                -2.82% 16.58%    7.83%
---------- --------------------------------------------------
Class B    Return Before Taxes       -12.09% 19.72%    9.89%
-------------------------------------------------------------
Class C    Return Before Taxes       -10.27% 19.77%    9.75%
-------------------------------------------------------------
Advisor    Return Before Taxes
Class                                 -8.82% 21.05%   10.89%
-------------------------------------------------------------
S&P 500
Index+                                 5.49% 12.82%    5.91%
-------------------------------------------------------------
MSCI
World
Index
(net)+, ++                             9.04% 16.96%    7.00%
-------------------------------------------------------------
FTSE
NAREIT
Index+                               -16.30% 18.00%   10.41%
-------------------------------------------------------------
FTSE EPRA
NAREIT
Index+                                -6.96% 24.28%      N/A
-------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**After-tax returns:

  --Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

  --Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  --Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+ Reflects no deduction for fees, expenses or taxes.

++The MSCI World Index (net) reflects the reinvestment of dividends net of
  non-U.S. withholding taxes.
BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

  98        99      00       01      02     03      04      05      06      07
 -----    -----   -----    -----   -----   -----   -----   -----   -----   ----
-20.22    -6.70   26.58     9.87    2.89   38.57   34.80    1.61   34.60  -9.07


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 16.40%, 4th quarter, 2004; and Worst quarter was down -12.33%, 3rd quarter, 1998.

AllianceBernstein International Value Fund
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The Fund normally invests in companies in at least three countries other than the United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. The Fund invests in companies that are determined by Bernstein to be undervalued, using a fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Bernstein's fundamental value approach to equity investing generally defines value as the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In each market, this approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach.

Bernstein's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 2,000 international and emerging market companies. Teams within the research staff cover a given industry worldwide, to better understand each company's competitive position in a global context.

Bernstein's staff of company and industry analysts develops earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that influence a business's performance and uses this research insight to forecast each company's long-term prospects and expected returns. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have global access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. Bernstein's proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. The Fund does not simply purchase the top-ranked securities, but rather uses this tool to help guide fundamental analysts in pursuing their research. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near-term economic events are generally not of major consequence.

Senior investment professionals, including the Fund's portfolio managers, carefully review the research process to ensure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.

Bernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the Fund. Bernstein's quantitative analysts build risk models to ensure that the Fund's portfolio is constructed to obtain an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, Bernstein selects those top-ranked securities that also tend to diversify the Fund's risk.

A disparity between a company's current stock price and the assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein also analyzes relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. Bernstein may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. Bernstein may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when momentum is favorable.

The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", and enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Currency Risk

..Foreign (Non-U.S.) Risk  .Derivatives Risk

..Emerging Market Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)

                                                       Since
                                     1 Year 5 Years Inception**
---------------------------------------------------------------
Class A*** Return Before Taxes        0.80% 23.12%    15.99%
           -------------------------------- ------- -----------
           Return After Taxes on
           Distributions             -0.10% 22.39%    15.43%
           -------------------------------- ------- -----------
           Return After Taxes on
           Distributions and Sale of
           Fund Shares                1.70% 20.62%    14.24%
---------- ------------------------- ------ ------- -----------
Class B    Return Before Taxes        0.56% 23.30%    15.96%
---------------------------------------------------------------
Class C    Return Before Taxes        3.57% 23.31%    15.97%
---------------------------------------------------------------
Advisor    Return Before Taxes
Class                                 5.58% 24.55%    17.15%
---------------------------------------------------------------
MSCI EAFE
Index
(net)+, ++                           11.17% 21.59%    11.07%
---------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 3/29/01 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

  --Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

  --Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  --Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+ The MSCI EAFE Index (net) reflects the reinvestment of dividends net of non-U.S. withholding taxes.

++ Reflects no deduction for fees, expenses or taxes.
BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

 98     99      00      01       02       03      04      05      06      07
----   ----    ----    ----     ----     ----    ----    ----    ----    ----
 n/a   n/a      n/a     n/a    -3.20     43.91   24.49   16.76   34.18   5.26


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 24.07%, 2nd quarter, 2003; and Worst quarter was down -21.15%, 3rd quarter, 2002.

AllianceBernstein Global Value Fund
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries, including the United States. The Fund normally invests in companies in at least three countries, generally including the United States. Other such countries currently include the developed nations in Europe and the Far East, Canada, Australia, and emerging market countries worldwide. The Fund invests in companies that are determined by the Adviser to be undervalued, using Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Bernstein's fundamental value approach to equity investing generally defines value as the relationship between a security's current price and its intrinsic economic value as measured by long-term earnings prospects. In each market, this approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings, free cash flow and dividend-paying capability is the heart of the fundamental value approach.

Bernstein's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 2,500 companies worldwide. Teams within the research staff cover a given industry worldwide, to better understand each company's competitive position in a global context.

Bernstein's staff of company and industry analysts develops earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that influence a business's performance and uses this research insight to forecast each company's long-term prospects and expected returns. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have global access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. Bernstein's proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. The Fund does not simply purchase the top-ranked securities, but rather uses this tool to help guide fundamental analysts in pursuing their research. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near-term economic events are generally not of major consequence.

Senior investment professionals, including the Fund's portfolio managers, carefully review the research process to ensure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.

Bernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the Fund. Bernstein quantitative analysts build risk models to ensure that the Fund's portfolio is constructed to obtain an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, Bernstein selects those top ranked securities that also tend to diversify the Fund's risk.

A disparity between a company's current stock price and the assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein analyzes relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. Bernstein may seek to hedge the currency exposure resulting from securities positions when it finds the current exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. Bernstein may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when momentum is favorable.

The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", and enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Currency Risk

..Foreign (Non-U.S.) Risk  .Derivatives Risk

..Emerging Market Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                                       Since
                                     1 Year 5 Years Inception**
---------------------------------------------------------------
Class A*** Return Before Taxes       -3.11% 17.56%     9.72%
           ------------------------- ------ ------- -----------
           Return After Taxes on
           Distributions             -4.47% 16.63%     9.04%
           ------------------------- ------ ------- -----------
           Return After Taxes on
           Distributions and Sale of
           Fund Shares               -0.26% 15.53%     8.52%
---------- ----------------------------------------------------
Class B    Return Before Taxes       -3.26% 17.73%     9.63%
---------------------------------------------------------------
Class C    Return Before Taxes       -0.51% 17.74%     9.65%
---------------------------------------------------------------
Advisor    Return Before Taxes
Class                                 1.41% 18.93%    10.71%
---------------------------------------------------------------
MSCI
World
Index
(net)+, ++                            9.04% 16.96%     8.01%
---------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception date is 3/29/01 for Class A, Class B, Class C and Advisor Class shares.

***After-tax returns:

  --Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

  --Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

  --Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

+ The MSCI World Index (net) reflects the reinvestment of dividends net of non-U.S. withholding taxes.

++ Reflects no deduction for fees, expenses or taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

  98      99      00      01      02      03      04      05      06      07
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 n/a     n/a     n/a     n/a   -14.74   34.86   18.28   14.57   26.88    1.16


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 20.72%, 2nd quarter, 2003; and Worst quarter was down -20.62%, 3rd quarter, 2002.

RISKS SUMMARY
--------------------------------------------------------------------------------

In this Summary, we describe the principal and other risks that may affect a Fund's portfolio as a whole. This Prospectus has additional descriptions of risks applicable to specific investments in the discussions below under "More Information About the Funds and Their Investments."

MARKET RISK
This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

INDUSTRY/SECTOR RISK
This is the risk of investments in a particular industry or group of related industries, such as the real estate or utilities industries. Market or economic factors affecting that industry could have a major effect on the value of the Fund's investments.

CAPITALIZATION RISK
This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies may be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. A Fund's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

INTEREST RATE RISK
Changes in interest rates will affect the value of a Fund's investments in fixed-income securities. When interest rates rise, the value of a Fund's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Funds that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK
This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security or its guarantor may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

DERIVATIVES RISK
The Funds may use derivatives transactions. These investment strategies may be riskier than other investment strategies and may result in greater volatility for a Fund, particularly during periods of market declines.

FOREIGN (NON-U.S.) RISK
A Fund's investments in non-U.S. securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of securities. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage or political changes or diplomatic developments could adversely affect a Fund's investments in a non-U.S. country. To the extent a Fund invests in a particular country or geographic region, the Fund may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions.

EMERGING MARKET RISK
Foreign investment risk may be particularly high to the extent a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK
This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of a Fund's investments or reduce the returns of a Fund. For example, the value of a Fund's investments in foreign stocks or currencies may decrease if the U.S. Dollar is strong (i.e. gaining value relative to other currencies) and other currencies are weak (i.e. losing value relative to the U.S. Dollar). Currency markets generally are not as regulated as securities markets.

PREPAYMENT RISK
The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early prepayments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, a Fund may not be able to realize the rate of return it expected.

FOCUSED PORTFOLIO RISK
This is the risk that investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on a Fund's net asset value.

ALLOCATION RISK
If a Fund pursues the objective of a portfolio balanced between equity and debt securities, it has the risk that the allocation of these investments may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

MANAGEMENT RISK
Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including its value approach, in making investment decisions for the Funds, but there can be no guarantee that its techniques will produce the intended result.

----------------------------------------------------------------------------------------------------------------------------------
                                Industry/ Capital-                               Foreign   Emerging                      Focused
                         Market  Sector   ization  Interest  Credit Derivatives (Non-U.S.)  Market  Currency Prepayment Portfolio
Fund                      Risk    Risk      Risk   Rate Risk  Risk     Risk        Risk      Risk     Risk      Risk      Risk
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein          .                                             .          .                  .
Value Fund
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein          .                 .                           .          .                  .
Small/Mid Cap
Value Fund
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein          .        .                                               .                  .
Growth and Income Fund
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein          .        .                                               .                  .                    .
Focused Growth &
Income Fund
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein          .                           .       .                    .         .        .
Balanced Shares
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein          .        .                  .       .                    .                  .
Utility Income Fund
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein          .        .                  .       .                    .                  .         .
Global Real Estate
Investment Fund
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein          .                                             .          .         .        .
International Value Fund
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein          .                                             .          .         .        .
Global Value Fund
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------

                         Allocation  Manage-
Fund                        Risk    ment Risk
---------------------------------------------
AllianceBernstein                       .
Value Fund
---------------------------------------------
AllianceBernstein                       .
Small/Mid Cap
Value Fund
---------------------------------------------
AllianceBernstein                       .
Growth and Income Fund
---------------------------------------------
AllianceBernstein                       .
Focused Growth &
Income Fund
---------------------------------------------
AllianceBernstein            .          .
Balanced Shares
---------------------------------------------
AllianceBernstein                       .
Utility Income Fund
---------------------------------------------
AllianceBernstein                       .
Global Real Estate
Investment Fund
---------------------------------------------
AllianceBernstein                       .
International Value Fund
---------------------------------------------
AllianceBernstein                       .
Global Value Fund
---------------------------------------------

FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

                   WHY ARE FUND FEES AND EXPENSES IMPORTANT?
  Fees and expenses reduce the investment performance of a Fund. The information provided below is intended to help you understand what these fees and expenses are and provides examples of the dollar amount of these costs to help you make comparisons with other funds. Some of these fees are paid directly by you at the time of investment (for example, a front-end sales charge) or, under certain circumstances, at the time you redeem or sell your shares back to the Fund. You pay other fees and expenses indirectly because they are deducted from a Fund's assets and reduce the value of your shares. These fees include management fees, distribution (Rule 12b-1) fees, and operating expenses.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                                Class A   Class B   Class C
                                                                                                Shares    Shares    Shares
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            4.25%(a)      None       None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds,
whichever is lower)                                                                              None(a) 4.00%*(a) 1.00%**(a)

Exchange Fee                                                                                        None      None       None

                                                                                                Advisor Class
                                                                                                   Shares
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds,
whichever is lower)                                                                                 None

Exchange Fee                                                                                        None

(a)Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A, B and C shares may also be subject to waiver in certain circumstances. See "Investing in the Funds--CDSC Waivers and Other Programs" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information or SAI.

* Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.

**For Class C shares the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) AND EXAMPLES
The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

AllianceBernstein Value Fund
--------------------------------------------------------------------------------

                               Operating Expenses
  ----------------------------------------------------------------------------
                                                                       Advisor
                                               Class A Class B Class C  Class
  ----------------------------------------------------------------------------
  Management Fees                                .55%    .55%    .55%    .55%
  Distribution and/or Service (12b-1) Fees (a)   .30%   1.00%   1.00%   None
  Other Expenses:
    Transfer Agent                               .10%    .13%    .11%    .10%
    Other Expenses                               .07%    .07%    .07%    .07%
                                                ----    ----    ----    ----
  Total Other Expenses                           .17%    .20%    .18%    .17%
                                                ----    ----    ----    ----
  Total Fund Operating Expenses                 1.02%   1.75%   1.73%    .72%
                                                ====    ====    ====    ====

--------------------------------------------------------------------------------

                              Examples
--------------------------------------------------------------------
                                                             Advisor
               Class A Class B+ Class B++ Class C+ Class C++  Class
--------------------------------------------------------------------
After 1 year   $  525   $  578   $  178    $  276   $  176    $ 74
After 3 years  $  736   $  751   $  551    $  545   $  545    $230
After 5 years  $  964   $  949   $  949    $  939   $  939    $401
After 10 years $1,620   $1,870   $1,870    $2,041   $2,041    $894

Please refer to the footnotes on page 29.

AllianceBernstein Small/Mid Cap Value Fund
--------------------------------------------------------------------------------

                               Operating Expenses
  ----------------------------------------------------------------------------
                                                                       Advisor
                                               Class A Class B Class C  Class
  ----------------------------------------------------------------------------
  Management Fees                                .75%    .75%    .75%    .75%
  Distribution and/or Service (12b-1) Fees (a)   .30%   1.00%   1.00%   None
  Other Expenses:
   Transfer Agent                                .17%    .21%    .18%    .17%
   Other Expenses                                .05%    .05%    .05%    .05%
                                                ----    ----    ----    ----
  Total Other Expenses                           .22%    .26%    .23%    .22%
                                                ----    ----    ----    ----
  Total Fund Operating Expenses
  (Before Waiver) (b)                           1.27%   2.01%   1.98%    .97%
                                                ----    ----    ----    ----
  Waiver and/or Expense Reimbursement (c)       (.12)%  (.61)%  (.13)%  (.13)%
                                                ----    ----    ----    ----
  Net Expenses                                  1.15%   1.40%   1.85%    .85%
                                                ====    ====    ====    ====

                              Examples
---------------------------------------------------------------------
                                                              Advisor
                Class A Class B+ Class B++ Class C+ Class C++  Class
---------------------------------------------------------------------
After 1 year    $  537   $  543   $  143    $  288   $  188   $   87
After 3 years*  $  799   $  772   $  572    $  609   $  609   $  297
After 5 years*  $1,081   $1,027   $1,027    $1,056   $1,056   $  525
After 10 years* $1,884   $2,097   $2,097    $2,296   $2,296   $1,179

AllianceBernstein Growth and Income Fund
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                                                     Advisor
                                             Class A Class B Class C  Class
    ------------------------------------------------------------------------
    Management Fees                            .51%    .51%    .51%    .51%
    Distribution and/or Service (12b-1) Fees   .28%   1.00%   1.00%   None
    Other Expenses:
     Transfer Agent                            .15%    .19%    .17%    .16%
     Other Expenses                            .03%    .03%    .03%    .02%
                                               ---    ----    ----    ----
    Total Other Expenses                       .18%    .22%    .20%    .18%
                                               ---    ----    ----    ----
    Total Fund Operating Expenses (d)          .97%   1.73%   1.71%    .69%
                                               ===    ====    ====    ====

                              Examples
--------------------------------------------------------------------
                                                             Advisor
               Class A Class B+ Class B++ Class C+ Class C++  Class
--------------------------------------------------------------------
After 1 year   $  520   $  576   $  176    $  274   $  174    $ 70
After 3 years  $  721   $  745   $  545    $  539   $  539    $221
After 5 years  $  938   $  939   $  939    $  928   $  928    $384
After 10 years $1,564   $1,840   $1,840    $2,019   $2,019    $859

AllianceBernstein Focused Growth & Income Fund
--------------------------------------------------------------------------------

                               Operating Expenses
      --------------------------------------------------------------------
                                                   Class A Class B Class C
      --------------------------------------------------------------------
      Management Fees                                .55%    .55%    .55%
      Distribution and/or Service (12b-1) Fees (a)   .30%   1.00%   1.00%
      Other Expenses:
       Transfer Agent                                .19%    .23%    .20%
       Other Expenses                                .17%    .18%    .18%
                                                    ----    ----    ----
      Total Other Expenses                           .36%    .41%    .38%
                                                    ----    ----    ----
      Total Fund Operating Expenses                 1.21%   1.96%   1.93%
                                                    ====    ====    ====

                          Examples
------------------------------------------------------------
               Class A Class B+ Class B++ Class C+ Class C++
------------------------------------------------------------
After 1 year   $  543   $  599   $  199    $  296   $  196
After 3 years  $  793   $  815   $  615    $  606   $  606
After 5 years  $1,062   $1,057   $1,057    $1,042   $1,042
After 10 years $1,829   $2,091   $2,091    $2,254   $2,254

AllianceBernstein Balanced Shares
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                                                     Advisor
                                             Class A Class B Class C  Class
    ------------------------------------------------------------------------
    Management Fees                            .44%    .44%    .44%    .44%
    Distribution and/or Service (12b-1) Fees   .29%   1.00%   1.00%   None
    Other Expenses:
     Transfer Agent                            .13%    .17%    .16%    .13%
     Other Expenses                            .06%    .06%    .06%    .06%
                                               ---    ----    ----    ----
    Total Other Expenses                       .19%    .23%    .22%    .19%
                                               ---    ----    ----    ----
    Total Fund Operating Expenses              .92%   1.67%   1.66%    .63%
                                               ===    ====    ====    ====

--------------------------------------------------------------------------------

                              Examples
--------------------------------------------------------------------
                                                             Advisor
               Class A Class B+ Class B++ Class C+ Class C++  Class
--------------------------------------------------------------------
After 1 year   $  515   $  570   $  170    $  269   $  169    $ 64
After 3 years  $  706   $  726   $  526    $  523   $  523    $202
After 5 years  $  913   $  907   $  907    $  902   $  902    $351
After 10 years $1,508   $1,777   $1,777    $1,965   $1,965    $786

Please refer to the footnotes on page 29.

AllianceBernstein Utility Income Fund
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                                                     Advisor
                                             Class A Class B Class C  Class
    ------------------------------------------------------------------------
    Management Fees                            .55%    .55%    .55%    .55%
    Distribution and/or Service (12b-1) Fees   .30%   1.00%   1.00%   None
    Other Expenses:
     Transfer Agent                            .15%    .19%    .17%    .15%
     Other Expenses                            .20%    .20%    .20%    .20%
                                              ----    ----    ----    ----
    Total Other Expenses                       .35%    .39%    .37%    .35%
                                              ----    ----    ----    ----
    Total Fund Operating Expenses             1.20%   1.94%   1.92%    .90%
                                              ====    ====    ====    ====

                              Examples
--------------------------------------------------------------------
                                                             Advisor
               Class A Class B+ Class B++ Class C+ Class C++  Class
--------------------------------------------------------------------
After 1 year   $  542   $  597   $  197    $  295   $  195   $   92
After 3 years  $  790   $  809   $  609    $  603   $  603   $  287
After 5 years  $1,057   $1,047   $1,047    $1,037   $1,037   $  498
After 10 years $1,818   $2,072   $2,072    $2,243   $2,243   $1,108

AllianceBernstein Global Real Estate Investment Fund
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                                                     Advisor
                                             Class A Class B Class C  Class
    ------------------------------------------------------------------------
    Management Fees                            .55%    .55%    .55%    .55%
    Distribution and/or Service (12b-1) Fees   .30%   1.00%   1.00%   None
    Other Expenses:
     Transfer Agent                            .16%    .20%    .17%    .17%
     Other Expenses                            .23%    .23%    .24%    .24%
                                              ----    ----    ----    ----
    Total Other Expenses                       .39%    .43%    .41%    .41%
                                              ----    ----    ----    ----
    Total Fund Operating Expenses             1.24%   1.98%   1.96%    .96%
                                              ====    ====    ====    ====

                              Examples
--------------------------------------------------------------------
                                                             Advisor
               Class A Class B+ Class B++ Class C+ Class C++  Class
--------------------------------------------------------------------
After 1 year   $  546   $  601   $  201    $  299   $  199   $   98
After 3 years  $  802   $  821   $  621    $  615   $  615   $  306
After 5 years  $1,077   $1,068   $1,068    $1,057   $1,057   $  531
After 10 years $1,861   $2,115   $2,115    $2,285   $2,285   $1,178

AllianceBernstein International Value Fund
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                                                     Advisor
                                             Class A Class B Class C  Class
    ------------------------------------------------------------------------
    Management Fees                            .65%    .65%    .65%    .65%
    Distribution and/or Service (12b-1) Fees   .30%   1.00%   1.00%   None
    Other Expenses:
     Transfer Agent                            .10%    .13%    .11%    .11%
     Other Expenses                            .06%    .06%    .06%    .06%
                                              ----    ----    ----    ----
    Total Other Expenses                       .16%    .19%    .17%    .17%
                                              ----    ----    ----    ----
    Total Fund Operating Expenses             1.11%   1.84%   1.82%    .82%
                                              ====    ====    ====    ====

--------------------------------------------------------------------------------

                              Examples
--------------------------------------------------------------------
                                                             Advisor
               Class A Class B+ Class B++ Class C+ Class C++  Class
--------------------------------------------------------------------
After 1 year   $  533   $  587   $  187    $  285   $  185   $   84
After 3 years  $  763   $  779   $  579    $  573   $  573   $  262
After 5 years  $1,011   $  995   $  995    $  985   $  985   $  455
After 10 years $1,719   $1,967   $1,967    $2,137   $2,137   $1,014


Please refer to the footnotes on page 29.

AllianceBernstein Global Value Fund
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                                                     Advisor
                                             Class A Class B Class C  Class
    ------------------------------------------------------------------------
    Management Fees                            .75%    .75%    .75%    .75%
    Distribution and/or Service (12b-1) Fees   .30%   1.00%   1.00%   None
    Other Expenses:
     Transfer Agent                            .07%    .11%    .08%    .07%
     Other Expenses                            .18%    .17%    .17%    .17%
                                              ----    ----    ----    ----
    Total Other Expenses                       .25%    .28%    .25%    .24%
                                              ----    ----    ----    ----
    Total Fund Operating Expenses (b)         1.30%   2.03%   2.00%    .99%
                                              ====    ====    ====    ====

--------------------------------------------------------------------------------

                              Examples
--------------------------------------------------------------------
                                                             Advisor
               Class A Class B+ Class B++ Class C+ Class C++  Class
--------------------------------------------------------------------
After 1 year   $  552   $  606   $  206    $  303   $  203   $  101
After 3 years  $  820   $  837   $  637    $  627   $  627   $  315
After 5 years  $1,108   $1,093   $1,093    $1,078   $1,078   $  547
After 10 years $1,926   $2,171   $2,171    $2,327   $2,327   $1,213

(a)Total Fund Operating Expenses for the fiscal year ended November 30, 2007 do not reflect the voluntary waiver of certain distribution expenses by the Fund's principal underwriter, AllianceBernstein Investments, Inc. If the waiver were reflected, the Net Expenses of Class B shares for the AllianceBernstein Value Fund would have been 1.05% for the AllianceBernstein Small/Mid Cap Value Fund, Class B Total Fund Operating Expenses would have been 1.41% and net expenses would have been 1.40% and Net Expenses of Class B shares for the AllianceBernstein Focused Growth & Income Fund would have been 1.40%.

(b)The ratio includes expenses attributable to the costs of proxy solicitation.

(c)Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by the Adviser for additional one-year terms.

(d)Does not reflect a fiscal year 2007 expense adjustment related to proxy solicitation costs that occurred in fiscal year 2006.

+ Assumes redemption at the end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.

++ Assumes no redemption at end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.

* These examples assume that the Adviser's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial term.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Fund that are offered in this Prospectus. The Funds offer four classes of shares through this Prospectus, except AllianceBernstein Focused Growth & Income Fund, which offers three classes of shares through this Prospectus. Retirement shares of the Funds are available through a separate prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different on-going distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The 'Pros' and 'Cons' of Different Share Classes" below. Keep in mind that only Class A shares offer Quantity Discounts on sales charges, as described more fully under "Sales Charge Reduction Programs" below. Also, you can learn more about payments to brokers, financial planners, banks, insurance companies, registered investment advisors or other "financial intermediaries" who distribute shares of the Funds and your individual financial advisor under "Payments to Financial Advisors and their Firms."

HOW TO BUY SHARES
Class A, Class B and Class C Shares

You may purchase a Fund's Class A, Class B or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Funds' principal underwriter, AllianceBernstein Investments, Inc., or ABI.

Purchase Minimums and Maximums

Minimums:*

--Initial:    $2,500
--Subsequent: $   50

*These purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. Please see "Automatic Investment Program" and "Employee Benefit Plans" below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI.

Maximum Individual Purchase Amount:

--Class A shares       None
--Class B shares $  100,000
--Class C shares $1,000,000

Your broker or financial advisor must receive your purchase request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined net asset value or NAV, less any applicable initial sales charge.

If you are an existing Fund shareholder and you have completed the appropriate section of the Mutual Fund Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

Advisor Class Shares
You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

.. through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

.. through a defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

.. by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

Each Fund's SAI has more detailed information about who may purchase and hold Advisor Class shares.

Employee Benefit Plans
Special eligibility rules apply to some employee benefit plans. Except as indicated, there are no investment minimums for the plans listed below. Class A shares are available to:

..  Traditional and Roth IRAs (the minimums listed in the table above apply);

..  SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans;

.. AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 automatic investment program monthly minimum);

..  AllianceBernstein Link, AllianceBernstein Individual 401(k), and
   AllianceBernstein SIMPLE IRA plans; and

.. certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Fund.

Class B shares are generally not available to group retirement plans; however, group retirement plans that selected Class B shares as an investment alternative under their plan before September 2, 2003 may continue to purchase Class B shares.

Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) AllianceBernstein Simple IRA plans with less than $250,000 in plan assets and 100 employees and to group retirement plans with plan assets of less than $1,000,000.

Required Information
A Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

A Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your Mutual Fund Application.

General
ABI may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees, initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. If you are not eligible to buy Advisor Class shares, you will need to choose among Class A, Class B and Class C shares. Only Class A shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."

                           WHAT IS A RULE 12b-1 FEE?
  A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the relevant Fund's fee table near the front of this Prospectus.

Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees
Each Fund has adopted plans under Commission Rule 12b-1 that allow the Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                                 Distribution and/or Service
                                   (Rule 12b-1) Fee (As a
                                   Percentage of Aggregate
                                  Average Daily Net Assets)
                   -----------------------------------------
                   Class A                  0.30%
                   Class B                  1.00%
                   Class C                  1.00%
                   Advisor Class             None

Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher Rule 12b-1 fees than Class A shares. Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares. The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

Class A Shares - Initial Sales Charge Alternative
You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Purchases of Class A shares in the amount of $1,000,000 or more are not subject to a sales charge but, if redeemed within one year, may be subject to a CDSC of up to 1%. When a non-AllianceBernstein sponsored group retirement plan terminates a Fund as an investment option, all investments in Class A shares of that Fund through the plan are subject to a 1%, 1-year CDSC upon redemption. Furthermore, when a group retirement plan ceases to participate in an AllianceBernstein-sponsored group retirement plan program within one year, investments in a Fund's Class A shares through the plan are subject to a 1% CDSC upon redemption.

Class B Shares - Deferred Sales Charge Alternative
You can purchase Class B shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a CDSC if you redeem shares within four years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:

                           Year Since Purchase  CDSC
                           --------------------------
                           First                4.00%
                           Second               3.00%
                           Third                2.00%
                           Fourth               1.00%
                           Fifth and thereafter None

If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to the Class B shares received. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares or purchase of CollegeBoundfund units.

Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

Class C Shares - Asset-Based Sales Charge Alternative
You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Fund.

                          HOW IS THE CDSC CALCULATED?
  The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the AllianceBernstein Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

Advisor Class Shares - Fee Based Program Alternative
You may purchase Advisor Class shares through your financial advisor. Advisor Class shares are not subject to any initial or contingent sales charges. However, when you purchase Advisor Class shares through your financial advisor, your financial advisor may charge a fee. Advisor Class shares are not available to everyone. See "How to Buy Shares" above.

SALES CHARGE REDUCTION PROGRAMS
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to a Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Information about sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.AllianceBernstein.com (click on "US Investors & Financial Advisors" then "Investment Insights-Investor Education" then "Sale Charge Reduction Programs"). More information on Breakpoints and other sales charge waivers is available in each Fund's SAI.

Required Shareholder Information and Records
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide information or records to his or her financial intermediary or a Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or other AllianceBernstein Mutual Funds held in:

..  all of the shareholder's accounts at the Funds or a financial intermediary;

..  any account of the shareholder at another financial intermediary; and

.. accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

            You Can Reduce Sales Charges When Buying Class A Shares

Breakpoints or Quantity Discounts Offered by the Funds
The Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Quantity Discounts allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A shares of a Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, 1-year CDSC may apply.

The sales charge schedule of Class A share Quantity Discounts is as follows:

                                           Initial Sales Charge
                                           ------------------
                                            As % of    As % of
                                           Net Amount  Offering
                 Amount Purchased           Invested    Price
                 ----------------------------------------------
                 Up to $100,000               4.44%      4.25%
                 $100,000 up to $250,000      3.36       3.25
                 $250,000 up to $500,000      2.30       2.25
                 $500,000 up to $1,000,000    1.78       1.75
                 $1,000,000 and above         0.00       0.00

Rights of Accumulation
To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Fund with the value of existing investments in the Fund, any other AllianceBernstein Mutual Fund, AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is the participant. The AllianceBernstein Mutual Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges
A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by:

..  an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts;

.. a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

..  the employee benefit plans of a single employer; or

.. any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

Letter of Intent
An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, the Funds offer a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase shares under a single Letter of Intent.

Other Programs
Class A shareholders may be able to purchase additional Class A shares with a reduced or eliminated sales charge through the following AllianceBernstein programs: Dividend Reinvestment Program, Dividend Direction Plan and Reinstatement Privilege. These additional programs are described under "CDSC Waivers and Other Programs" below.

Class A Shares - Sales at NAV
The Funds may sell their Class A shares at NAV without an initial sales charge to some categories of investors, including:

..  AllianceBernstein Link, AllianceBernstein Individual 401(k), and
   AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees;

.. investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management Division;

.. plan participants who roll over amounts distributed from employer maintained retirement plans to AllianceBernstein-sponsored IRAs where the plan is a client of or serviced by AllianceBernstein's Institutional Investment Management or Bernstein Global Wealth Management Divisions, including subsequent contributions to those IRAs;

.. present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, ABI, ABIS and their affiliates or their spouses or domestic partners, siblings, direct ancestors or direct descendants or any trust, individual retirement account or retirement plan account for the benefit of such person;

.. officers, directors and present full-time employees of selected dealers or agents, their spouses or domestic partners, or any trust, individual retirement account or retirement plan account for the benefit of such person; or

.. persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which persons pay an asset-based fee for service in the nature of investment advisory or administrative services.

CDSC WAIVERS AND OTHER PROGRAMS

         Here Are Some Ways To Avoid Or Minimize Charges On Redemption

CDSC Waivers
The Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

..  permitted exchanges of shares;

..  following the death or disability of a shareholder;

.. if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2;

.. if the proceeds of the redemption are invested directly in a CollegeBoundfund account; or

.. if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program
Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Fund under the Fund's Dividend Reinvestment Program. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

Dividend Direction Plan
A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Fund, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein Mutual Fund(s).

Automatic Investment Program
The Automatic Investment Program allows investors to purchase shares of a Fund through pre-authorized transfers of funds from the investor's bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or

(ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more. Shareholders who committed to monthly investments of $25 or more through the Automatic Investment Program by October 15, 2004 will be able to continue their program despite the $50 monthly minimum discussed above. Please see a Fund's SAI for more details.

Reinstatement Privilege
A shareholder who has redeemed all or any portion of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date, and, for Class B shares, a CDSC has been paid and ABI has approved, at its discretion, the reinstatement of the shares.

Systematic Withdrawal Plan
The Funds offer a systematic withdrawal plan that permits the redemption of Class A, Class B or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of a Fund account would be free of a CDSC. Shares would be redeemed so that Class B shares not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) would be redeemed first and Class B shares that are held the longest would be redeemed next. For Class A and Class C shares, shares held the longest would be redeemed first.

THE "PROS" AND "CONS" OF DIFFERENT SHARE CLASSES
The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame.

Although investors in Class B shares do not pay an initial sales charge, Class B shares can be more costly than Class A shares over the long run due to their substantially higher Rule 12b-1 fees. Class B shares redeemed within four years of purchase are also subject to a CDSC. Class B shares are designed for investors with an intermediate-term investing time frame.

Class C shares should not be considered as a long-term investment because they do not convert to Class A shares and are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.

Your financial intermediary may receive differing compensation for selling Class A, Class B or Class C shares. See "Payments to Financial Advisors and their Firms" below.

Other
A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange of Class A, Class B, Class C or Advisor Class shares made through your financial advisor. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Funds, including requirements as to the minimum initial and subsequent investment amounts.

You should consult your financial advisor for assistance in choosing a class of Fund shares.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Funds. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Funds. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Funds may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

                       WHAT IS A FINANCIAL INTERMEDIARY?
  A financial intermediary is a firm that receives compensation for selling shares of the Funds offered in this Prospectus and/or provides services to the Funds' shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks and insurance companies. Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis.

In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1,000,000 or more for AllianceBernstein Link and AllianceBernstein SIMPLE IRA plans with more than $250,000 in assets. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

In the case of Class B shares, ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

In the case of Class C shares, ABI may pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

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In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees.

  Your financial advisor's firm receives compensation from the Funds, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

  - upfront sales commissions;
  - Rule 12b-1 fees;
  - additional distribution support;
  - defrayal of costs for educational seminars and training; and
  - payments related to providing shareholder recordkeeping and/or transfer agency services.

  Please read this Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support
In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.

For 2008, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $28,000,000. In 2007, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $24,000,000 for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

The Funds and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Funds--Transfer Agency and Retirement Plan Services" below. These expenses paid by the Funds are included in "Other Expenses" under "Fees and Expenses of the Funds--Annual Fund Operating Expenses" above.

  If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

  Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Funds, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

  A.G. Edwards
  AIG Advisor Group
  Ameriprise Financial Services
  AXA Advisors
  Cadaret, Grant & Co.
  CCO Investment Services
  Charles Schwab
  Chase Investment Services
  Citigroup Global Markets
  Commonwealth Financial Network
  Donegal Securities
  Independent Financial Marketing Group
  ING Advisors Network
  LPL Financial Corporation
  McDonald Investments
  Merrill Lynch
  MetLife Securities
  Morgan Stanley
  Mutual Service Corporation
  PFS Investments
  Raymond James
  RBC Dain Rauscher
  Robert W. Baird

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  Securities America
  Signator Investors
  UBS AG
  UBS Financial Services
  Wachovia Securities
  Wells Fargo Investments

Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange by mail or telephone. In order to receive a day's NAV, ABIS must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Funds may modify, restrict or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

Selling Shares Through Your Broker or Other Financial Advisor
Your broker or financial advisor must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your broker or financial advisor is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

Selling Shares Directly to the Fund
By Mail:
.. Send a signed letter of instruction or stock power, along with certificates, to:

          AllianceBernstein Investor Services, Inc.
          P.O. Box 786003
          San Antonio, TX 78278-6003

..  For certified or overnight deliveries, send to:

          AllianceBernstein Investor Services, Inc.
          8000 IH 10 W, 4th floor
          San Antonio, TX 78230

.. For your protection, a bank, a member firm of a national stock exchange or another eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. If you have any questions about these procedures, contact ABIS.

By Telephone
.. You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

.. ABIS must receive and confirm a telephone redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

.. For your protection, ABIS will request personal or other information from you to verify your identity and will generally record the calls. Neither the Fund nor the Adviser, ABIS, ABI or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.

..  If you have selected electronic funds transfer in your Mutual Fund
   Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

..  Redemption requests by electronic funds transfer or check may not exceed
   $100,000 per Fund account per day.

.. Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Each Fund's Board of Directors/Trustees (the "Board") has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-Term Trading Generally. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Fund performance.

Funds that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Funds may be adversely affected by price arbitrage to a greater extent when they invest significantly in small cap securities, technology and other specific industry sector securities. Funds that invest in certain fixed-income securities may be adversely affected by price arbitrage because they may be thinly traded or traded infrequently.

Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds seek to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Funds will seek to prevent such practices to the extent they are detected by the procedures described below. The Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

.. Transaction Surveillance Procedures. The Funds, through their agents, ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Funds may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

.. Account Blocking Procedures. If the Funds determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

..  Applications of Surveillance Procedures and Restrictions to Omnibus
   Accounts. Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds apply their surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Funds have entered into agreements with all of their financial intermediaries that require the financial intermediaries to provide the Funds, upon the request of the Funds or their agents, with individual account level information about their transactions. If the Funds detect excessive trading through their monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Funds to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Funds may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-Term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in a Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

HOW THE FUNDS VALUE THEIR SHARES
Each Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

The Funds value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of each Fund's Board. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Funds expect to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Funds believe that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Funds may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

Your order for purchase, sale or exchange of shares is priced at the next-determined NAV after your order is received in proper form by the Fund.

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


MORE INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENTS
--------------------------------------------------------------------------------

This section of the Prospectus provides additional information about the Funds' investment practices and risks. Most of these investment practices are discretionary, which means that the Adviser may or may not decide to use them. This Prospectus does not describe all of a Fund's investment practices and additional descriptions of each Fund's strategies, investments, and risks can be found in the Fund's SAI.

DERIVATIVES
Each Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

There are four principal types of derivatives, including options, futures, forwards and swaps, which are described below. Derivatives may be
(i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

A Fund's use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that the counterparty will not perform its obligations.

The Funds may use the following types of derivatives.

.. Forward Contracts. A forward contract is a customized, privately negotiated agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. A forward contract is either settled by physical delivery of the commodity or tangible asset to an agreed-upon location at a future date, rolled forward into a new forward contract or, in the case of a non-deliverable forward, by a cash payment at maturity. The Funds' investments in forward contracts include the following:

 - Forward Currency Exchange Contracts. A Fund may purchase or sell currency exchange contracts for hedging purposes to minimize the risk from adverse changes in the exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions". A Fund may enter into a forward contract as transaction hedge (to "lock in" the U.S. dollar price of a non-U.S. dollar security), as position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

.. Futures Contracts and Options on Futures Contracts. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. A Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. A Fund may also purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions".

.. Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call" option) or sell (a "put" option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Funds' investments in options include the following:

 - Options on Foreign Currencies. A Fund may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the U.S. Dollar value of foreign currency denominated securities held by a Fund and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, a Fund may forfeit the entire amount of the premium plus related transaction costs. A Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions".

 - Options on Securities. A Fund may purchase or write a put or call option on securities. The Fund will only exercise an option it purchased if the price of the security was less (in the case of a put option) or more (in the case of a call option) than the exercise price. If the Fund does not exercise an option, the premium it paid for the option will be lost. Normally, a Fund will write only "covered" options, which means writing an option for securities the Fund owns, but may write an uncovered call option for cross-hedging purposes.

 - Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

.. Swap Transactions. A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The Funds' investments in swap transactions include the following:

 - Interest Rate Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

 - Swaptions, Caps, and Floors. An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

   The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

   Interest rate swap, cap, and floor transactions may be used to preserve a return or spread on a particular investment or a portion of a Fund's portfolio or protecting against an increase in the price of securities a Fund anticipates purchasing at a later date. These transactions do not involve the delivery of securities or other underlying assets or principal.

   Unless there is a counterparty default, the risk of loss to a Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

 - Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund may be either the buyer or seller in the transaction. If a Fund is a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. If a Fund is a buyer and no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

   The value of the reference obligation received by a Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

   Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

 - Currency Swaps. The Funds may invest in currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions". Currency

40

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   swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the swap counterparty will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

..  Other Derivatives and Strategies

 - Currency Transactions. The Funds may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Adviser will actively manage the Funds' currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Funds may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

 - Synthetic Foreign Equity Securities. The Funds may invest in a form of synthetic foreign equity securities, referred to as international warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

   The Funds will normally invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. Dollars). The cash payment is calculated according to a predetermined formula. The Funds may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.

   The Funds will acquire covered warrants issued by entities deemed to be creditworthy by the Adviser, who will monitor the creditworthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

Convertible Securities
Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock. Convertible debt securities that are rated Baa3 or lower by Moody's or BBB- or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of debt securities with those ratings.

Depositary Receipts and Securities of Supranational Entities
Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may

                                                                             41

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be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or a non-U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in securities markets outside of the United States. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Forward Commitments
Forward commitments for the purchase or sale of securities may include purchases on a when-issued basis or purchases or sales on a delayed delivery basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued" trade).

A Fund may invest in TBA--mortgaged-backed securities. A TBA or "To Be Announced" trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed rate or variable rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Securities purchased or sold under a forward commitment are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. The use of forward commitments helps a Fund to protect against anticipated changes in interest rates and prices.

Illiquid Securities
Under current Commission guidelines, the Funds limit their investments in illiquid securities to 15% of their net assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount a Fund has valued the securities. A Fund that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Inflation-Protected Securities
Inflation-protected securities, or IPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of these securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

IPS tend to react to changes in real interest rates. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Investment in Other Investment Companies
The Funds may invest in other investment companies as permitted by the Investment Company Act of 1940, or the 1940 Act, or the rules and regulations thereunder. The Funds intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. If a Fund acquires shares in investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Fund's expenses. A Fund may also invest in exchange-traded funds, subject to the restrictions and limitations of the 1940 Act.

Loans of Portfolio Securities
For the purposes of achieving income, a Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the possible loss of rights in the collateral or delay in the recovery of collateral if the borrower fails to return the securities loaned or becomes insolvent. When a Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

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Mortgage-Backed Securities and Associated Risks
Mortgage-backed securities may be issued by the U.S. Government or one of its sponsored entities or may be issued by private organizations. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the securities. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate.

Prepayments occur when the mortgagor on a mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because the prepayment characteristics of the underlying mortgages vary, it is impossible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, prepayments can be expected to accelerate and a Fund that invests in these securities would be required to reinvest the proceeds at the lower interest rates then available. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturity of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages underlying securities purchased at a premium could result in capital losses.

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. AllianceBernstein Global Real Estate Investment Fund may invest in guaranteed mortgage pass-through securities, which represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to GNMA, FNMA and FHLMC.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates that may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMICs are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMICs in various ways. Each class of CMOs or REMICs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMICs on a monthly basis. AllianceBernstein Global Real Estate Investment Fund will not invest in the lowest tranche of CMOs and REMICs.

Typically, CMOs are collateralized by GNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgage assets and any reinvestment income.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts, although AllianceBernstein Global Real Estate Investment Fund does not intend to invest in residual interests.

Additional Risk Considerations for Real Estate Investments
Although AllianceBernstein Global Real Estate Investment Fund does not invest directly in real estate, it invests primarily in securities of real estate companies and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. These risks may be greater for investments in non-U.S. real estate companies.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

Additional Risk Considerations for Investments in the Utilities Industry AllianceBernstein Utility Income Fund's principal risks include those that arise from its investing primarily in electric

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utility companies. Factors affecting that industry sector can have a significant effect on the Fund's NAV. The U.S. utilities industry has experienced significant changes in recent years. Regulated electric utility companies in general have been favorably affected by the full or near completion of major construction programs and lower financing costs. In addition, many regulated electric utility companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Regulatory changes, however, could increase costs or impair the ability of nuclear and conventionally fueled generating facilities to operate their facilities and reduce their ability to make dividend payments on their securities. Rates of return of utility companies generally are subject to review and limitation by state public utilities commissions and tend to fluctuate with marginal financing costs. Rate changes ordinarily lag behind changes in financing costs and can favorably or unfavorably affect the earnings or dividend pay-outs of utility stocks depending upon whether the rates and costs are declining or rising.

Utility companies historically have been subject to the risks of increases in fuel and other operating costs, high interest costs, costs associated with compliance with environmental and nuclear safety regulations, service interruptions, economic slowdowns, surplus capacity, competition, and regulatory changes. There also can be no assurance that changes in regulatory policies or accounting standards will not negatively affect utility companies' earnings or dividends. Utility companies are subject to regulation by various authorities and may be affected by the imposition of special tariffs and changes in tax laws. To the extent that rates are established or reviewed by governmental authorities, utility companies are subject to the risk that such authorities will not authorize increased rates. Because of the Fund's policy of concentrating its investments in utility companies, the Fund is more susceptible than most other mutual funds to economic, political or regulatory occurrences affecting the utilities industry.

Non-U.S. utility companies, like those in the United States, are generally subject to regulation, although the regulation may or may not be comparable to domestic regulation. Non-U.S. utility companies in certain countries may be more heavily regulated by their respective governments than utility companies located in the United States. As in the United States, non-U.S. utility companies generally are required to seek government approval for rate increases. In addition, many non-U.S. utility companies use fuels that cause more pollution than those used in the United States and may yet be required to invest in pollution control equipment. Non-U.S. utility regulatory systems vary from country to country and may evolve in ways different from regulation in the United States. The percentage of the Fund's assets invested in issuers of particular countries will vary.

Repurchase Agreements
Each Fund may enter into repurchase agreements in which a Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security from the Fund at an agreed- upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If the bank or broker-dealer defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price.

Rights and Warrants
Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales
The Funds may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that a Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Standby Commitment Agreements
Standby commitment agreements are similar to put options that commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued. The Funds will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis.

There is no guarantee that a security subject to a standby commitment will be issued. In addition, the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security is at the option of the issuer, a Fund will bear the risk of capital loss in the

44

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event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Foreign (Non-U.S.) Securities
Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. A Fund that invests in foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and the Adviser will monitor the effect of any such factor or factors on a Fund's investments. Transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in securities in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Funds than that provided by U.S. laws.

Investments in securities of companies in emerging markets involve special risks. There are approximately 100 countries identified by the World Bank as Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as Emerging Markets. Emerging market countries that the Adviser currently considers for investment are listed below. Countries may be added to or removed from this list at any time.

 Algeria                   Hungary                   Poland
 Argentina                 India                     Qatar
 Belize                    Indonesia                 Romania
 Brazil                    Israel                    Russia
 Bulgaria                  Jamaica                   Slovakia
 Chile                     Jordan                    Slovenia
 China                     Kazakhstan                South Africa
 Columbia                  Lebanon                   South Korea
 Costa Rica                Malaysia                  Taiwan
 Cote D'Ivoire             Mexico                    Thailand
 Croatia                   Morocco                   Trinidad & Tobago
 Czech Republic            Nigeria                   Tunisia
 Dominican Republic        Pakistan                  Turkey
 Ecuador                   Panama                    Ukraine
 Egypt                     Peru                      Uraguay
 El Salvador               Philippines               Venezuela
 Guatemala

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and in-stability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign (Non-U.S.) Currencies
A Fund that invests some portion of its assets in securities denominated in, and receives revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, a Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.

A Fund may also invest directly in foreign currencies for non-hedging purposes directly on a spot basis (i.e., cash) or through derivative transactions, such as forward currency exchange contracts, futures and options thereon, swaps and options as described above. These investments will be subject to the same risks. In addition, currency exchange rates may fluctuate significantly over short periods of time, causing a Fund's NAV to fluctuate.

Credit Ratings
Credit ratings of fixed-income securities measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by ratings organizations, such as S&P, Moody's or Fitch. A lower rating means there is a greater chance that an issuer will fail to meet its payment obligation or default. The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by the Funds' Adviser:

..  investment grade or

..  below investment grade ("high yield securities" or "junk bonds").

The credit rating organizations may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody's, with the addition of a plus
(+) or minus (-) sign in the case of S&P and Fitch, and with the addition of "high" or "low" for Dominion Bond Rating Services Limited. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund's minimum rating category. For example, a Fund may purchase a security rated B1 by Moody's, or B- by S&P, provided the Fund may purchase securities rated B. Any reference to ratings by S&P or Moody's includes equivalent ratings by other rating agencies.

Investment in Below Investment Grade Fixed-Income Securities
Investments in securities rated below investment grade may be subject to greater risk of loss of principal and interest than higher-rated securities. These securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of these securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, below investment grade securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for these securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for these securities, a Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

Future Developments
A Fund may take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Changes in Investment Objectives and Policies
Each Fund's Board may change a Fund's investment objective without shareholder approval. The Fund will provide shareholders with 60 days' prior written notice of any change to the Fund's investment objective. Unless otherwise noted, all other investment policies of a Fund may be changed without shareholder approval.

Portfolio Turnover
The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position
For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.

Portfolio Holdings
A description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in each Fund's SAI.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Each Fund's Adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser supervising client accounts with assets as of December 31, 2007 totaling approximately $800 billion (of which approximately $103 billion represented assets of investment companies). As of December 31, 2007, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 57 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. Currently, there are 38 registered investment companies managed by the Adviser, comprising 117 separate investment portfolios, with approximately 4 million retail accounts.

The Adviser provides investment advisory services and order placement facilities for the Funds. For these advisory services, each of the Funds paid the Adviser during its most recent fiscal year, a percentage of average daily net assets as follows:

                                                          Fee as a
                                                         percentage
                                                         of average  Fiscal
                                                         daily net    Year
    Fund                                                  assets*    Ended
    ------------------------------------------------------------------------
    AllianceBernstein Value Fund                            .55%    11/30/07
    AllianceBernstein Small/Mid Cap Value Fund              .62%    11/30/07
    AllianceBernstein Growth and Income Fund                .51%    10/31/07
    AllianceBernstein Focused Growth & Income Fund          .55%    11/30/07
    AllianceBernstein Balanced Shares                       .44%    11/30/07
    AllianceBernstein Utility Income Fund                   .55%    11/30/07
    AllianceBernstein Global Real Estate Investment Fund    .55%    11/30/07
    AllianceBernstein International Value Fund              .65%    11/30/07
    AllianceBernstein Global Value Fund                     .75%    11/30/07
    ------------------------------------------------------------------------

*Fee stated net of any waivers and/or reimbursements. See "Fees and Expenses of the Funds" at the beginning of the Prospectus for more information about fee waivers.

A discussion regarding the basis for the Board's approval of each Fund's investment advisory agreement is available in the Fund's annual report to shareholders for the fiscal year ended shown in the table above.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Funds. Certain other clients of the Adviser may have investment objectives and policies similar to those of a Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including a Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The management of and investment decisions for the AllianceBernstein Growth and Income Fund and AllianceBernstein Focused Growth & Income Fund are made by the Adviser's Relative Value Investment Team. The Relative Value Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. While the members of the team work jointly to determine the investment strategy, including security selection, for the Funds, Mr. Frank Caruso, CFA, who is CIO of the Adviser's Relative Value Investment Team, is primarily responsible for the day-to-day management of AllianceBernstein Growth and Income Fund (since 2004) and AllianceBernstein Focused Growth & Income Fund (since inception). Mr. Caruso is a Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

The day-to-day management of and investment decisions for AllianceBernstein Utility Income Fund are made by Ms. Annie Tsao, Senior Vice President and Research Analyst. Ms. Tsao has been responsible for the Fund's investments since 2003, and has been associated with the Adviser in a substantially similar capacity to her current position since prior to 2003. Ms. Tsao is a member of the Adviser's Utility Research Team. In addition, Ms. Tsao relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The management of and investment decisions for AllianceBernstein Balanced Shares are made by the Balanced Shares Investment Team, comprised of senior members of the Relative Value Investment Team and senior members of the U.S. Core Investment Grade: Core Fixed-Income Investment Team. Each Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

While the members of the Balanced Shares Investment Team work jointly to determine the Fund's investment strategy, as of April 1, 2007, Mr. Frank Caruso, CFA, who is the CIO of the Relative Value Investment Team, and Mr. Aryeh Glatter, a member of the Relative Value Investment Team, are responsible for the day-to-day management of the equity component of the Fund's portfolio. Mr. Caruso, a Senior Vice President of the Adviser, has been a member of the Relative Value Investment Team since prior to 2003 and has collaborated with other members of the Relative Value Investment Team on the Fund's investments since prior to 2003. Mr. Glatter, a Senior Vice President of the Adviser, has been a member of the Relative Value Investment Team since prior to 2003 and has collaborated with other members of the Relative Value Investment Team on the Fund's investments since prior to 2003.

As of April 1, 2007, the U.S. Core Investment Grade: Core Fixed-Income Investment Team is responsible for day-to-day management of the debt component of the Fund's portfolio. The following table lists the persons within the U.S. Core Investment Grade: Core Fixed-Income Investment Team with the most significant responsibility for the day-to-day management of the debt component of the Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund's debt component, and each person's principal occupation during the past five years:

                                                Principal Occupation(s) During
Employee; Year; Title                              the Past Five (5) Years
-----------------------------------------------------------------------------------
Shawn E. Keegan; since April 2007; Vice     Vice President of the Adviser, with
President of the Adviser                    which he has been associated in a
                                            substantially similar capacity to his
                                            current position since prior to 2003.

Joran Laird; since April 2007; Vice         Vice President of the Adviser, with
President of the Adviser                    which he has been associated in a
                                            substantially similar capacity to his
                                            current position since prior to 2003.

Alison M. Martier; since April 2007; Senior Senior Vice President of the Adviser,
Vice President of the Adviser and Director  with which she has been associated in
of U.S. Core Fixed-Income                   a substantially similar capacity to her
                                            current position since prior to 2003,
                                            and Director of U.S. Core Fixed-Income.

                                                Principal Occupation(s) During
Employee; Year; Title                              the Past Five (5) Years
-----------------------------------------------------------------------------------
Douglas J. Peebles; since November 2007;   Executive Vice President of the Adviser,
Executive Vice President of the Adviser,   with which he has been associated in a
Chief Investment Officer and Co-Head of    substantially similar capacity to his
Fixed-Income                               current position since prior to 2003,
                                           Chief Investment Officer and Co-Head
                                           of Fixed-Income.

Jeffrey S. Phlegar; since November 2007;   Executive Vice President of the Adviser,
Executive Vice President of the Adviser,   with which he has been associated in a
Chief Investment Officer and Co-Head of    substantially similar capacity to his
Fixed-Income                               current position since prior to 2003,
                                           Chief Investment Officer and Co-Head
                                           of Fixed-Income.

Greg J. Wilensky; since April 2007; Senior Senior Vice President of the Adviser,
Vice President of the Adviser and Director with which he has been associated in a
of Stable Value Investments                substantially similar capacity to his
                                           current position since prior to 2003,
                                           and Director of Stable Value
                                           Investments.

The management of and investment decisions for each of the other Funds' portfolios are made by certain Investment Policy Groups. Each Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for each Fund's portfolio.

The following table lists the Investment Policy Groups, the persons within each Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

                                                       Principal Occupation
 Fund and Responsible                                During the Past Five (5)
 Group                      Employee; Year; Title             Years
 -----------------------------------------------------------------------------
 AllianceBernstein Value   Marilyn G. Fedak; since   Executive Vice President
 Fund                      inception--Executive      of the Adviser, with
                           Vice President of the     which she has been
 U.S. Value Investment     Adviser and Head of       associated since prior
 Policy Group              Sanford C. Bernstein &    to 2003. She is Head of
                           Co., Inc. ("SCB") Value   SCB's Value Equities
                           Equities Business and     Business and Co-Chief
                           Co-Chief Investment       Investment Officer of
                           Officer of U.S. Value     U.S. Value Equities.
                           Equities

                           John Mahedy; since        Senior Vice President of
                           2005--Senior Vice         the Adviser, with which
                           President of the          he has been associated
                           Adviser, Co-Chief         prior to 2003, Co-Chief
                           Investment Officer of     Investment Officer of
                           U.S. Value Equities, and  U.S. Value Equities
                           Director of               since 2003 and Director
                           Research--U.S. Value      of Research-U.S. Value
                           Equities                  Equities since prior to
                                                     2003.

                           Christopher W. Marx;      Senior Vice President of
                           since 2005--Senior Vice   the Adviser, with which
                           President of the Adviser  he has been associated
                                                     since prior to 2003.

                           John D. Phillips; since   Senior Vice President of
                           2005--Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                                                     since prior to 2003.

 AllianceBernstein         Joseph G. Paul; since     Senior Vice President of
 Small/Mid Cap Value Fund  2002--Senior Vice         the Adviser, with which
                           President of the          he has been associated
 Small/Mid Cap Value       Adviser, Chief            since prior to 2003,
 Investment Policy Group   Investment Officer of     Chief Investment Officer
                           Small- and Mid-           of Small- and
                           Capitalization Value      Mid-Capitalization Value
                           Equities, Co-Chief        Equities since July 2002
                           Investment Officer of     and Co-Chief Investment
                           Global Real Estate        Officer of Global Real
                           Investments, and Chief    Estate Investments since
                           Investment Officer of     July 2004. He has also
                           Advanced Value            served as Chief
                                                     Investment Officer of
                                                     Advanced Value and held
                                                     the same position at SCB
                                                     since prior to 2003.

                           James W. MacGregor;       Senior Vice President of
                           since 2005--Senior Vice   the Adviser, with which
                           President of the Adviser  he has been associated
                           and Director of           since prior to 2003. He
                           Research--Small and Mid   is also currently
                           Cap Value Equities        Director of
                                                     Research--Small and Mid
                                                     Cap Value Equities.

                           Andrew J. Weiner; since   Senior Vice President of
                           2005--Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                           and Senior Research       since prior to 2003. He
                           Analyst                   is also a Senior
                                                     Research Analyst.

                                                       Principal Occupation
 Fund and Responsible                                During the Past Five (5)
 Group                      Employee; Year; Title             Years
 -----------------------------------------------------------------------------
 AllianceBernstein         Sharon E. Fay; since      Executive Vice President
 International Value Fund  2005--Executive Vice      and Chief Investment
                           President of the Adviser  Officer of Global Value
 International Value       and Chief Investment      Equities since June 2003
 Investment Policy Group   Officer of Global Value   and of UK and European
                           Equities                  Value Equities at the
                                                     Adviser since prior to
                                                     2003. She has chaired
                                                     the Global Value
                                                     Investment Policy Group
                                                     since prior to 2003.

                           Kevin F. Simms; since     Senior Vice President of
                           inception--Senior Vice    the Adviser, with which
                           President of the          he has been associated
                           Adviser, Co-Chief         since prior to 2003 and
                           Investment Officer of     Co-Chief Investment
                           International Value       Officer of International
                           Equities and Director of  Value Equities at the
                           Research for              Adviser since 2003. He
                           International Value and   is also Director of
                           Global Value Equities     Research for
                                                     International Value and
                                                     Global Value Equities at
                                                     the Adviser since prior
                                                     to 2003.

                           Henry S. D'Auria; since   Senior Vice President of
                           2003--Senior Vice         the Adviser, with which
                           President of the          he has been associated
                           Adviser, Chief            since prior to 2003,
                           Investment Officer of     Chief Investment Officer
                           Emerging Markets Value    of Emerging Markets
                           Equities and Co-Chief     Value Equities since
                           Investment Officer of     2002 and Co-Chief
                           International Value       Investment Officer of
                           Equities                  International Value
                                                     Equities of the Adviser
                                                     since prior to June 2003.

                           Eric J. Franco; since     Senior Vice President of
                           2006--Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                                                     since prior to 2003.

 AllianceBernstein Global  Sharon E. Fay; since      (see above)
 Value Fund                2003--(see above)

 Global Value Investment   Kevin F. Simms; since     (see above)
 Policy Group              inception--(see above)

                           Henry S. D'Auria; since   (see above)
                           2005--(see above)

                           Eric J. Franco; since     (see above)
                           2006--(see above)

 AllianceBernstein Global  Joseph G. Paul; since     (see above)
 Real Estate Investment    2004--(see above)
 Fund

 REIT Investment Policy    Teresa Marziano; since    Senior Vice President of
 Group                     2004--Senior Vice         the Adviser, with which
                           President of the Adviser  she has been associated
                           and Co-Chief Investment   since prior to 2003 and
                           Officer of Global Real    Co-Chief Investment
                           Estate Investments        Officer of Global Real
                                                     Estate Investments since
                                                     July 2004. Prior
                                                     thereto, she was a
                                                     Senior Analyst of
                                                     investment research at
                                                     SCB since prior to 2003.

Additional information about the Portfolio Managers may be found in each Fund's SAI.

LEGAL PROCEEDINGS
On October 2, 2003, a purported class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; AllianceBernstein Holding L.P. ("Holding"); AllianceBernstein Corporation; AXA Financial, Inc.; the AllianceBernstein Mutual Funds, certain officers of the Adviser ("AllianceBernstein defendants"); and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On
September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the Commission dated December 18, 2003 as amended and restated January 15, 2004 ("Commission Order") and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 ("NYAG Order").

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Holding remain pending.

It is possible that these matters and or other developments resulting from these matters could result in increased redemptions of the affected funds' shares or other adverse consequences to those funds. This may require those funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of those funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to those funds or the Funds.

PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS
The performance shown above in the risk/return summary for AllianceBernstein Global Real Estate Investment Fund for periods prior to December 31, 2007 reflects the Fund's performance under its former investment policies, and may not be representative of the performance the Fund would have achieved had its current investment policies been in effect during such periods. Although the Fund has had limited performance history under its current investment policies, the investment team employed by the Adviser in managing the Fund has experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Global Real Estate Investments") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as those applicable to the portions of the Fund they manage. The Global Real Estate Investments that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which the Fund, as a registered investment company, is subject and which, if applicable to the Global Real Estate Investments, may have adversely affected the performance of the Global Real Estate Investments.

Set forth below is performance data provided by the Adviser relating to the Global Real Estate Investments managed by the investment team that manages the Fund's assets. Performance data is shown for the period during which the investment team managed the Global Real Estate Investments through December 31, 2007. The aggregate assets for the Global Real Estate Investments managed by the investment team as of December 31, 2007 are also shown. The Global Real Estate Investments have a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to the Global Real Estate Investments, calculated on a monthly basis. Net-of-fee performance figures reflect the compounding effect of such fees.

The data has not been adjusted to reflect any fees that will be payable by the Fund, which may be higher than the fees imposed on the Global Real Estate Investments, and will reduce the returns of the Fund. Expenses associated with the distribution of Class A, Class B and Class C shares of the Fund in accordance with the plan adopted by the Board of the Fund under Commission Rule 12b-1 are also excluded. Except as noted, the performance data have also not been adjusted for corporate or individual taxes, if any, payable by account owners.

The Adviser has calculated the investment performance of the Global Real Estate Investments on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for the Fund has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Global Real Estate Investments may produce different results, and the results for different periods may vary.

The FTSE EPRA/NAREIT Global Real Estate Index ("FTSE EPRA/NAREIT Index") is a free-floating, market capitalization weighted index structured in such a way that it can be considered to represent general trends in all eligible real estate stocks world-wide. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets.

To the extent the investment team utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Global Real Estate Investments. The indices shown are included to illustrate material economic and market factors that existed during the time period shown. None of the indices reflects the deduction of any fees or expenses associated with the active management of a mutual fund.

The performance data below are provided solely to illustrate the investment team's performance in managing the Global Real Estate Investments as measured against certain broad based market indices. The performance of the Fund will be affected by the performance of the investment team managing the Fund's assets. If the investment team employed by the Adviser in managing the Fund were to perform relatively poorly, the performance of the Fund would suffer. Investors should not rely on the performance data of the Global Real Estate Investments as an indication of future performance of all or any portion of the Fund.

The investment performance for the periods presented may not be indicative of future rates of return. The performance was not calculated pursuant to the methodology established by the Commission that will be used to calculate the Fund's performance. The use of methodology different from that used to calculate performance could result in different performance data.

                        GLOBAL REAL ESTATE INVESTMENTS
                            Net of fees performance
                            As of December 31, 2007

                                 Assets                         Since
                              (in millions) 1 Year 3 Years** Inception**+
       Global Real Estate*...   $2,863.5    -4.72%   15.04%     22.42%
       FTSE EPRA/NAREIT Index               -6.96%   15.17%     22.36%
       ------------------------------------------------------------------

*  Inception date is 9/30/2003.
** Periods greater than one year are annualized.
+ The since inception benchmark returns begin on the closest month-end to the Fund's inception date.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Funds. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

Many Fund shares are owned by financial intermediaries for the benefit of their customers. In those cases, the Funds often do not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries. The Funds, ABI and/or the Adviser pay to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per customer fund account per annum and/or up to 0.25% per annum of the average daily assets held through the intermediary. To the extent any of these payments for recordkeeping services or transfer agency services are made by the Funds, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables under "Fees and Expenses of the Funds." In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year. You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2010, distributions of dividends to a Fund's non-corporate shareholders may be treated as "qualified dividend income," which is taxed at reduced rates, if such distributions are derived from, and designated by a Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations." Other distributions by a Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. A Fund will notify you as to how much of the Fund's distributions, if any, qualify for these reduced tax rates.

Since REITs pay distributions based on cash flow, without regard to depreciation and amortization, it is likely that a portion of the distributions paid to AllianceBernstein Global Real Estate Investment Fund and subsequently distributed to shareholders may be a nontaxable return of capital. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund is liable for foreign income taxes withheld at the source, each such Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so, and Funds that invest primarily in U.S. securities will not do so. Furthermore, a shareholder's ability to claim a tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Fund will send you tax information stating the amount and type of all its distributions for the year. You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

Non-U.S. Shareholders
If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Funds' SAIs for information on how you will be taxed as a result of holding shares in a Fund.

CONVERSION FEATURE
--------------------------------------------------------------------------------

As described above, Advisor Class shares may be held solely through certain fee-based program accounts and employee benefit plans, and by investment advisory clients of, and certain persons associated with, the Adviser and its affiliates or the Funds. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge. Class A shares have a higher expense ratio, may pay lower dividends, and may have a lower NAV than Advisor Class shares.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that has remained below $500 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number, 800-221-5672. Some services are described in the Mutual Fund Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

Code is the Internal Revenue Code of 1986, as amended.

Convertible securities are fixed-income securities that are convertible into common stock.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of depositary receipts.

Equity securities are (i) common stocks, partnership interests, business trust shares, and other equity ownership interests in business enterprises, and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares, and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock, but not debt securities of the same issuer, in the payment of dividends and the liquidation of assets.

Supranational entities are international organizations formed by two or more governments. Examples of supranational entities include the International Bank for Reconstruction and Development, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank, the International Finance Corporation and the European Bank for Reconstruction and Development.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by certain government-sponsored entities (entities chartered by or sponsored by Act of Congress). These securities include securities backed by the full faith and credit of the United States, those supported by the right of the issuer to borrow from the U.S. Treasury, and those backed only by the credit of the issuing agency or entity itself. The first category includes U.S. Treasury securities (which are U.S. Treasury bills, notes, and bonds) and certificates issued by GNMA. U.S. Government securities not backed by the full faith and credit of the United States or a right to borrow from the U.S. Treasury include certificates issued by FNMA and FHLMC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information for the two most recently completed fiscal years has been audited by KPMG LLP, the independent registered public accounting firm for AllianceBernstein Growth and Income Fund, AllianceBernstein Balanced Shares and AllianceBernstein Utility Income Fund, or by Ernst & Young LLP, the independent registered public accounting firm for AllianceBernstein Value Fund, AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein Focused Growth & Income Fund, AllianceBernstein Global Real Estate Investment Fund, AllianceBernstein International Value Fund and AllianceBernstein Global Value Fund for all of the fiscal years presented. This information for the years or periods prior to the two most recent fiscal years for AllianceBernstein Growth and Income Fund, AllianceBernstein Balanced Shares and AllianceBernstein Utility Income Fund has been audited by these Funds' previous independent registered public accounting firm. The reports of the independent registered public accounting firms, along with each Fund's financial statements, are included in each Fund's annual report, which is available upon request.

                                         Income from Investment Operations            Less Dividends and Distributions
                               ----------------------------------------------------  ----------------------------------
                                                Net Gains or
                                                 Losses on
                     Net Asset      Net         Investments                          Dividends
                      Value,     Investment        (both     Contribution Total from  from Net             Distributions
Fiscal Year or       Beginning     Income       realized and     from     Investment Investment Tax Return from Capital
Period               of Period   (Loss) (a)     unrealized)    Adviser    Operations   Income   of Capital     Gains
------------------------------------------------------------------------------------------------------------------------

AllianceBernstein
 Value Fund
Class A
Year ended 11/30/07   $14.65     $ .24             $(.23)       $0.00       $ .01      $ (.19)    $0.00       $ (.47)
Year ended 11/30/06    13.25       .21              2.09         0.00        2.30        (.20)     0.00         (.70)
Year ended 11/30/05    12.63       .17               .82         0.00         .99        (.14)     0.00         (.23)
Year ended 11/30/04    10.96       .14(d)(e)        1.63         0.00        1.77        (.10)     0.00         0.00
Year ended 11/30/03     9.44       .11              1.48         0.00        1.59        (.07)     0.00         0.00
Class B
Year ended 11/30/07   $14.60     $ .23(g)          $(.23)       $0.00       $0.00      $ (.14)    $0.00       $ (.47)
Year ended 11/30/06    13.12       .18(g)           2.10         0.00        2.28        (.10)     0.00         (.70)
Year ended 11/30/05    12.50       .08(g)            .82         0.00         .90        (.05)     0.00         (.23)
Year ended 11/30/04    10.86       .05(d)(e)        1.62         0.00        1.67        (.03)     0.00         0.00
Year ended 11/30/03     9.37       .04              1.46         0.00        1.50        (.01)     0.00         0.00
Class C
Year ended 11/30/07   $14.51     $ .13             $(.22)       $0.00       $(.09)     $ (.14))   $0.00       $ (.47)
Year ended 11/30/06    13.12       .09              2.09         0.00        2.18        (.09)     0.00         (.70)
Year ended 11/30/05    12.51       .08               .81         0.00         .89        (.05)     0.00         (.23)
Year ended 11/30/04    10.86       .05(d)(e)        1.63         0.00        1.68        (.03)     0.00         0.00
Year ended 11/30/03     9.37       .04              1.46         0.00        1.50        (.01)     0.00         0.00
Advisor Class
Year ended 11/30/07   $14.75     $ .29             $(.23)       $0.00       $ .06      $ (.23)    $0.00       $ (.47)
Year ended 11/30/06    13.34       .24              2.10         0.00        2.34        (.23)     0.00         (.70)
Year ended 11/30/05    12.70       .20               .84         0.00        1.04        (.17)     0.00         (.23)
Year ended 11/30/04    11.01       .17(d)(e)        1.65         0.00        1.82        (.13)     0.00         0.00
Year ended 11/30/03     9.48       .14              1.48         0.00        1.62        (.09)     0.00         0.00

AllianceBernstein
 Small/Mid Cap
 Value Fund
Class A
Year ended 11/30/07   $17.89     $ .09(d)          $ .60        $0.00       $ .69      $ (.12)    $0.00       $(1.69)
Year ended 11/30/06    17.63       .08(d)           2.17         0.00        2.25        0.00      0.00        (1.99)
Year ended 11/30/05    17.23       .02(d)           1.58         0.00        1.60        0.00      0.00        (1.20)
Year ended 11/30/04    14.62       .01(d)(e)        3.00         0.00        3.01        0.00      0.00         (.40)
Year ended 11/30/03    11.19       .02(d)           3.48         0.00        3.50        (.07)     0.00         0.00
Class B
Year ended 11/30/07   $17.30     $ .06(d)(g)       $ .57        $0.00       $ .63      $ 0.00     $0.00       $(1.69)
Year ended 11/30/06    17.23      (.04)(d)(g)       2.10         0.00        2.06        0.00      0.00        (1.99)
Year ended 11/30/05    16.97      (.09)(d)          1.55         0.00        1.46        0.00      0.00        (1.20)
Year ended 11/30/04    14.51      (.10)(d)(e)       2.96         0.00        2.86        0.00      0.00         (.40)
Year ended 11/30/03    11.12      (.06)(d)          3.45         0.00        3.39        0.00      0.00         0.00
Class C
Year ended 11/30/07   $17.30     $(.02)(d)         $ .58        $0.00       $ .56      $ 0.00     $0.00       $(1.69)
Year ended 11/30/06    17.22      (.04)(d)          2.11         0.00        2.07        0.00      0.00        (1.99)
Year ended 11/30/05    16.97      (.09)(d)          1.54         0.00        1.45        0.00      0.00        (1.20)
Year ended 11/30/04    14.50      (.10)(d)(e)       2.97         0.00        2.87        0.00      0.00         (.40)
Year ended 11/30/03    11.11      (.06)(d)          3.45         0.00        3.39        0.00      0.00         0.00
Advisor Class
Year ended 11/30/07   $18.13     $ .15(d)          $ .60        $0.00       $ .75      $(0.16)    $0.00       $(1.69)
Year ended 11/30/06    17.79       .13(d)           2.20         0.00        2.33        0.00      0.00        (1.99)
Year ended 11/30/05    17.33       .07(d)           1.59         0.00        1.66        0.00      0.00        (1.20)
Year ended 11/30/04    14.66       .05(d)(e)        3.02         0.00        3.07        0.00      0.00         (.40)
Year ended 11/30/03    11.23       .06(d)           3.47         0.00        3.53        (.10)     0.00         0.00

AllianceBernstein
 Growth and Income
 Fund
Class A
Year ended 10/31/07   $ 4.31     $ .05             $ .47        $ .04       $ .56      $ (.05)    $0.00       $ 0.00
Year ended 10/31/06     3.73       .04               .57         0.00         .61        (.03)     0.00         0.00
Year ended 10/31/05     3.48       .04               .23         0.00         .27        (.02)     0.00         0.00
Year ended 10/31/04     3.15       .03(d)(e)         .34         0.00         .37        (.03)     0.00         (.01)
Year ended 10/31/03     2.60       .03               .56         0.00         .59        (.02)     (.02)        0.00
Class B
Year ended 10/31/07   $ 4.21     $ .02             $ .45        $ .04       $ .51      $ (.01)    $0.00       $ 0.00
Year ended 10/31/06     3.65       .01               .56         0.00         .57        (.01)     0.00         0.00
Year ended 10/31/05     3.42       .02               .22         0.00         .24        (.01)     0.00         0.00
Year ended 10/31/04     3.11       .00(d)(e)(j)      .33         0.00         .33        (.01)     0.00         (.01)
Year ended 10/31/03     2.56       .01               .56         0.00         .57        (.01)     (.01)        0.00
Class C
Year ended 10/31/07   $ 4.22     $ .02             $ .45        $ .04       $ .51      $ (.01)    $0.00       $ 0.00
Year ended 10/31/06     3.66       .01               .56         0.00         .57        (.01)     0.00         0.00
Year ended 10/31/05     3.43       .02               .22         0.00         .24        (.01)     0.00         0.00
Year ended 10/31/04     3.11       .00(d)(e)(j)      .34         0.00         .34        (.01)     0.00         (.01)
Year ended 10/31/03     2.57       .01               .55         0.00         .56        (.01)     (.01)        0.00

Please refer to the footnotes on page 66.

Less Distributions                                                      Ratios/Supplemental Data
------------------                                   -------------------------------------------------------------


                                                                     Ratio of      Ratio of Net
                                                       Net Assets    Expenses      Income (Loss)
 Total Dividends   Net Asset Value,                  End of Period  to Average      to Average          Portfolio
and Distributions   End of Period   Total Return (b) (000s omitted) Net Assets      Net Assets        Turnover Rate
-------------------------------------------------------------------------------------------------------------------

      $ (.66)           $14.00            (.01)%       $  367,098      1.02%           1.62%               28%
        (.90)            14.65           18.47            314,824      1.04(c)         1.44(c)             19
        (.37)            13.25            8.04            230,269      1.16            1.31                25
        (.10)            12.63           16.26            187,004      1.18(f)         1.17(d)(e)          27
        (.07)            10.96           16.93            136,924      1.45            1.12                27
      $ (.61)           $13.99            (.06)%       $  108,851      1.05(h)%        1.56(g)%            28%
        (.80)            14.60           18.40            153,836      1.06(c)(h)      1.39(c)(g)          19
        (.28)            13.12            7.34            160,666      1.82(h)          .63(g)             25
        (.03)            12.50           15.41            182,244      1.90(f)          .43(d)(e)          27
        (.01)            10.86           16.03            174,262      2.18             .39                27
      $ (.61)           $13.81            (.70)%       $   97,436      1.73%            .90%               28%
        (.79)            14.51           17.61            112,965      1.74(c)          .72(c)             19
        (.28)            13.12            7.26            101,654      1.86             .59                25
        (.03)            12.51           15.50             98,512      1.88(f)          .45(d)(e)          27
        (.01)            10.86           16.03             81,928      2.16             .42                27
      $ (.70)           $14.11             .31%        $  443,002       .72%           1.92%               28%
        (.93)            14.75           18.76            390,462       .74(c)         1.76(c)             19
        (.40)            13.34            8.41            262,311       .83            1.54                25
        (.13)            12.70           16.68            556,117       .88(f)         1.47(d)(e)          27
        (.09)            11.01           17.28            370,847      1.15            1.42                27

      $(1.81)           $16.77            4.10%        $  571,165      1.15(c)(f)%      .54(c)(d)%         30%
       (1.99)            17.89           14.11            533,763      1.15(c)(f)       .47(c)(d)          54
       (1.20)            17.63            9.82            418,217      1.15(f)          .14(d)             42
        (.40)            17.23           21.07            308,303      1.17(f)          .06(d)(e)          31
        (.07)            14.62           31.50            182,631      1.40(f)          .16(d)             23
      $(1.69)           $16.24            3.86%        $  174,860      1.40(c)(f)%      .33(c)(d)(g)%      30%
       (1.99)            17.30           13.24            226,764      1.85(c)(f)      (.27)(c)(d)(g)      54
       (1.20)            17.23            9.10            255,873      1.85(f)         (.56)(d)            42
        (.40)            16.97           20.17            257,615      1.87(f)         (.63)(d)(e)         31
        0.00             14.51           30.49            219,128      2.10(f)         (.52)(d)            23
      $(1.69)           $16.17            3.42%        $  204,487      1.85(c)(f)%     (.14)(c)(d)%        30%
       (1.99)            17.30           13.31            208,714      1.85(c)(f)      (.25)(c)(d)         54
       (1.20)            17.22            9.04            192,237      1.85(f)         (.55)(d)            42
        (.40)            16.97           20.26            161,634      1.87(f)         (.64)(d)(e)         31
        0.00             14.50           30.51            109,922      2.10(f)         (.53)(d)            23
      $(1.85)           $17.03            4.44%        $  175,011       .85(c)(f)%      .84(c)(d)%         30%
       (1.99)            18.13           14.47            173,391       .85(c)(f)       .75(c)(d)          54
       (1.20)            17.79           10.13            132,379       .85(f)          .40(d)             42
        (.40)            17.33           21.43            419,381       .87(f)          .36(d)(e)          31
        (.10)            14.66           31.75            275,757      1.10(f)          .46(d)             23

      $ (.05)           $ 4.82           13.10(i)%     $2,470,801       .95(c)%        1.11(c)%            59%
        (.03)             4.31           16.47          2,411,515      1.00(c)          .99(c)             56
        (.02)             3.73            7.77          2,553,632      1.06            1.19                63
        (.04)             3.48           11.77          2,893,373      1.02(f)          .85(d)(e)          48
        (.04)             3.15           22.89          3,003,001      1.22             .94                43
      $ (.01)           $ 4.71           12.18(i)%     $  966,408      1.71(c)%         .37(c)%            59%
        (.01)             4.21           15.73          1,356,534      1.76(c)          .24(c)             56
        (.01)             3.65            6.96          1,728,375      1.80             .47                63
        (.02)             3.42           10.49          2,218,606      1.77(f)          .10(d)(e)          48
        (.02)             3.11           22.19          2,555,235      1.97             .19                43
      $ (.01)           $ 4.72           12.16(i)%     $  532,597      1.69(c)%         .38(c)%            59%
        (.01)             4.22           15.69            575,678      1.74(c)          .26(c)             56
        (.01)             3.66            6.94            675,089      1.79             .48                63
        (.02)             3.43           10.82            835,755      1.75(f)          .12(d)(e)          48
        (.02)             3.11           21.71            975,038      1.95             .21                43

                                         Income from Investment Operations             Less Dividends and Distributions
                               ---------------------------------------------------    ----------------------------------
                                                 Net Gains or
                                                  Losses on
                     Net Asset      Net          Investments                          Dividends
                      Value,     Investment         (both     Contribution Total from  from Net             Distributions
Fiscal Year or       Beginning     Income        realized and     from     Investment Investment Tax Return from Capital
Period               of Period   (Loss) (a)      unrealized)    Adviser    Operations   Income   of Capital     Gains
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein
 Growth and Income
 Fund (continued)
Advisor Class
Year ended 10/31/07   $ 4.33     $  .06             $ .48        $ .04       $ .58      $(.06)     $0.00       $ 0.00
Year ended 10/31/06     3.75        .05               .57         0.00         .62       (.04)      0.00         0.00
Year ended 10/31/05     3.49        .06               .22         0.00         .28       (.02)      0.00         0.00
Year ended 10/31/04     3.16        .04(d)(e)         .34         0.00         .38       (.04)      0.00         (.01)
Year ended 10/31/03     2.61        .04               .56         0.00         .60       (.03)      (.02)        0.00

AllianceBernstein
 Focused Growth &
 Income Fund
Class A
Year ended 11/30/07   $16.13     $  .11             $1.91        $0.00       $2.02      $(.08)     $0.00       $(1.56)
Year ended 11/30/06    15.42        .09              1.54         0.00        1.63       0.00       0.00         (.92)
Year ended 11/30/05    14.69        .05               .93         0.00         .98       (.10)      0.00         (.15)
Year ended 11/30/04    13.27        .10(d)(e)        1.32         0.00        1.42       0.00       0.00         0.00
Year ended 11/30/03    10.85       (.01)             2.43         0.00        2.42       0.00       0.00         0.00
Class B
Year ended 11/30/07   $15.43     $  .07(g)          $1.83        $0.00       $1.90      $0.00      $0.00       $(1.56)
Year ended 11/30/06    14.89       (.02)             1.48         0.00        1.46       0.00       0.00         (.92)
Year ended 11/30/05    14.20       (.05)              .89         0.00         .84       0.00       0.00         (.15)
Year ended 11/30/04    12.92       0.00(d)(e)(j)     1.28         0.00        1.28       0.00       0.00         0.00
Year ended 11/30/03    10.64       (.10)             2.38         0.00        2.28       0.00       0.00         0.00
Class C
Year ended 11/30/07   $15.42     $(0.01)            $1.83        $0.00       $1.82      $0.00      $0.00       $(1.56)
Year ended 11/30/06    14.88       (.02)             1.48         0.00        1.46       0.00       0.00         (.92)
Year ended 11/30/05    14.19       (.05)              .89         0.00         .84       0.00       0.00         (.15)
Year ended 11/30/04    12.91       0.00(d)(e)(j)     1.28         0.00        1.28       0.00       0.00         0.00
Year ended 11/30/03    10.63       (.10)             2.38         0.00        2.28       0.00       0.00         0.00

AllianceBernstein
 Balanced Shares
Class A
Year ended 11/30/07   $18.29     $  .38             $ .46        $ .03       $ .87      $(.39)     $0.00       $ (.49)
Year ended 11/30/06    17.60        .34              1.61         0.00        1.95(l)    (.32)      0.00         (.94)
Year ended 11/30/05    16.81        .28               .81         0.00        1.09       (.30)      0.00         0.00
Year ended 11/30/04    15.13        .31(d)(e)        1.61         0.00        1.92       (.24)      0.00         0.00
8/01/03 to
 11/30/03(m)           14.54        .09               .58         0.00         .67       (.08)      0.00         0.00
Year ended 7/31/03     13.26        .28              1.32         0.00        1.60       (.29)      (.03)        0.00
Class B
Year ended 11/30/07   $17.32     $  .23             $ .43        $ .03       $ .69      $(.25)     $0.00       $ (.49)
Year ended 11/30/06    16.74        .20              1.52         0.00        1.72(l)    (.20)      0.00         (.94)
Year ended 11/30/05    16.00        .15               .78         0.00         .93       (.19)      0.00         0.00
Year ended 11/30/04    14.41        .19(d)(e)        1.53         0.00        1.72       (.13)      0.00         0.00
8/01/03 to
 11/30/03(m)           13.87        .05               .55         0.00         .60       (.06)      0.00         0.00
Year ended 7/31/03     12.68        .17              1.26         0.00        1.43       (.22)      (.02)        0.00
Class C
Year ended 11/30/07   $17.40     $  .24             $ .42        $ .03       $ .69      $(.25)     $0.00       $ (.49)
Year ended 11/30/06    16.80        .21              1.53         0.00        1.74(l)    (.20)      0.00         (.94)
Year ended 11/30/05    16.06        .15               .78         0.00         .93       (.19)      0.00         0.00
Year ended 11/30/04    14.47        .19(d)(e)        1.53         0.00        1.72       (.13)      0.00         0.00
8/01/03 to
 11/30/03(m)           13.92        .05               .56         0.00         .61       (.06)      0.00         0.00
Year ended 7/31/03     12.72        .17              1.27         0.00        1.44       (.22)      (.02)        0.00
Advisor Class
Year ended 11/30/07   $18.33     $  .44             $ .45        $ .03       $ .92      $(.44)     $0.00       $ (.49)
Year ended 11/30/06    17.64        .39              1.61         0.00        2.00(l)    (.37)      0.00         (.94)
Year ended 11/30/05    16.84        .33               .82         0.00        1.15       (.35)      0.00         0.00
Year ended 11/30/04    15.16        .35(d)(e)        1.61         0.00        1.96       (.28)      0.00         0.00
8/01/03 to
 11/30/03(m)           14.56        .10               .59         0.00         .69       (.09)      0.00         0.00
Year ended 7/31/03     13.28        .32              1.32         0.00        1.64       (.32)      (.04)        0.00

AllianceBernstein
 Utility Income Fund
Class A
Year ended 11/30/07   $21.39     $  .51             $4.28        $0.00       $4.79      $(.46)     $0.00       $(0.00)
Year ended 11/30/06    17.82        .47              3.55         0.00        4.02       (.45)      0.00         0.00
Year ended 11/30/05    15.54        .43              2.39         0.00        2.82       (.54)      0.00         0.00
Year ended 11/30/04    12.39        .35(d)(e)        3.11         0.00        3.46       (.31)      0.00         0.00
Year ended 11/30/03    11.01        .32(d)           1.30         0.00        1.62       (.24)      0.00         0.00
Class B
Year ended 11/30/07   $21.13     $  .32             $4.24        $0.00       $4.56      $(.30)     $0.00       $ 0.00
Year ended 11/30/06    17.60        .32              3.52         0.00        3.84       (.31)      0.00         0.00
Year ended 11/30/05    15.36        .30              2.36         0.00        2.66       (.42)      0.00         0.00
Year ended 11/30/04    12.24        .25(d)(e)        3.08         0.00        3.33       (.21)      0.00         0.00
Year ended 11/30/03    10.87        .24(d)           1.27         0.00        1.51       (.14)      0.00         0.00

Please refer to the footnotes on page 66.

Less Distributions                                                    Ratios/Supplemental Data
------------------                                   ----------------------------------------------------------


                                                                     Ratio of      Ratio of Net
                                                      Net Assets,    Expenses      Income (Loss)
 Total Dividends   Net Asset Value,                  End of Period  to Average      to Average       Portfolio
and Distributions   End of Period   Total Return (b) (000s Omitted) Net Assets      Net Assets     Turnover Rate
----------------------------------------------------------------------------------------------------------------

      $ (.06)           $ 4.85           13.54(j)%     $  178,669       .67(c)%        1.39(c)%          59%
        (.04)             4.33           16.59            196,601       .74(c)         1.28(c)           56
        (.02)             3.75            8.15            385,823       .75            1.53              63
        (.05)             3.49           12.00          1,067,879       .73(f)         1.13(d)(e)        48
        (.05)             3.16           23.15            994,254       .94            1.22              43

      $(1.64)           $16.51           13.59%        $  136,849      1.21(k)%         .68%            154%
        (.92)            16.13           11.20            134,079      1.21(c)          .59(c)          133
        (.25)            15.42            6.67            175,285      1.27             .36             152
        0.00             14.69           10.70            224,377      1.19(f)          .73(d)(e)       132
        0.00             13.27           22.30            163,169      1.51            (.12)            159
      $(1.56)           $15.77           13.37%        $   92,156      1.40(k)%         .49(g)%         154%
        (.92)            15.43           10.41            118,437      1.94(c)         (.14)(c)         133
        (.15)            14.89            5.90            164,194      2.00            (.37)            152
        0.00             14.20            9.91            202,459      1.92(f)         (.03)(d)(e)      132
        0.00             12.92           21.43            183,098      2.25            (.87)            159
      $(1.56)           $15.68           12.80%        $   49,598      1.93(k)%        (.03)%           154%
        (.92)            15.42           10.42             49,794      1.92(c)         (.12)(c)         133
        (.15)            14.88            5.90             67,622      1.99            (.36)            152
        0.00             14.19            9.91             82,312      1.90(f)         (.01)(d)(e)      132
        0.00             12.91           21.45             71,348      2.22            (.84)            159

      $ (.88)           $18.28            4.82(j)%     $  956,157       .92%           2.10%             66%
       (1.26)            18.29           11.81            972,991       .88(c)         2.00(c)           52
        (.30)            17.60            6.55            935,414      1.04            1.64              57
        (.24)            16.81           12.78            788,685       .97(f)         1.93(d)(e)        58
        (.08)            15.13            4.62            587,685      1.07(n)         1.84(n)           29
        (.32)            14.54           12.29            525,637      1.12            2.04              62
      $ (.74)           $17.27            4.06(j)%     $  360,548      1.67%           1.34%             66%
       (1.14)            17.32           10.94            478,595      1.62(c)         1.24(c)           52
        (.19)            16.74            5.82            571,214      1.76             .90              57
        (.13)            16.00           11.97            590,890      1.70(f)         1.22(d)(e)        58
        (.06)            14.41            4.33            534,752      1.81(n)         1.14(n)           29
        (.24)            13.87           11.44            488,365      1.86            1.30              62
      $ (.74)           $17.35            4.04(j)%     $  168,496      1.66%           1.36%             66%
       (1.14)            17.40           11.02            176,454      1.61(c)         1.27(c)           52
        (.19)            16.80            5.80            181,746      1.76             .91              57
        (.13)            16.06           11.92            174,040      1.69(f)         1.23(d)(e)        58
        (.06)            14.47            4.39            162,243      1.80(n)         1.15(n)           29
        (.24)            13.92           11.49            150,188      1.85            1.32              62
      $ (.93)           $18.32            5.11(j)%     $   91,198       .63%           2.38%             66%
       (1.31)            18.33           12.10            107,657       .60(c)         2.28(c)           52
        (.35)            17.64            6.89            115,873       .74            1.92              57
        (.28)            16.84           13.07            112,040       .67(f)         2.19(d)(e)        58
        (.09)            15.16            4.75            107,440       .78(n)         2.11(n)           29
        (.36)            14.56           12.57            105,567       .83            2.36              62

      $ (.46)           $25.72           22.65%        $  144,950      1.20(c)(k)%     2.18(c)%          34%
        (.45)            21.39           22.98            110,183      1.32(c)         2.45(c)           49
        (.54)            17.82           18.42             77,696      1.44            2.54              47
        (.31)            15.54           28.37             62,166      1.39(f)         2.59(d)(e)        45
        (.24)            12.39           14.89             52,188      1.50(f)         2.79(d)           74
      $ (.30)           $25.39           21.71%        $   91,375      1.94(k)%        1.38(c)%          34%
        (.31)            21.13           22.12            102,113      2.05(c)         1.72(c)           49
        (.42)            17.60           17.55            111,371      2.15            1.80              47
        (.21)            15.36           27.50            112,838      2.13(f)         1.84(d)(e)        45
        (.14)            12.24           13.99            109,717      2.20(f)         2.08(d)           74

                                       Income from Investment Operations           Less Dividends and Distributions
                               -------------------------------------------------  ----------------------------------
                                             Net Gains or
                                              Losses on
                     Net Asset    Net        Investments                          Dividends
                      Value,   Investment       (both                  Total from  from Net             Distributions
Fiscal Year or       Beginning   Income      realized and Contribution Investment Investment Tax Return from Capital
Period               of Period (Loss) (a)    unrealized)  from Adviser Operations   Income   of Capital     Gains
---------------------------------------------------------------------------------------------------------------------

AllianceBernstein Utility
 Income Fund (continued)
Class C
Year ended 11/30/07   $21.19      $.33          $ 4.24       $0.00       $ 4.57     $(.30)     $0.00       $ 0.00
Year ended 11/30/06    17.64       .32            3.54        0.00         3.86      (.31)      0.00         0.00
Year ended 11/30/05    15.40       .30            2.36        0.00         2.66      (.42)      0.00         0.00
Year ended 11/30/04    12.27       .25(d)(e)      3.09        0.00         3.34      (.21)      0.00         0.00
Year ended 11/30/03    10.89       .24(d)         1.28        0.00         1.52      (.14)      0.00         0.00
Advisor Class
Year ended 11/30/07   $21.51      $.60          $ 4.28       $0.00       $ 4.88     $(.53)     $0.00       $ 0.00
Year ended 11/30/06    17.91       .53            3.57        0.00         4.10      (.50)      0.00         0.00
Year ended 11/30/05    15.61       .46            2.42        0.00         2.88      (.58)      0.00         0.00
Year ended 11/30/04    12.44       .39(d)(e)      3.13        0.00         3.52      (.35)      0.00         0.00
Year ended 11/30/03    11.07       .37(d)         1.28        0.00         1.65      (.28)      0.00         0.00

AllianceBernstein Global Real
 Estate Investment Fund
Class A
Year ended 11/30/07   $30.00      $.35          $(1.86)      $0.00       $(1.51)    $(.28)     $0.00       $(2.68)
Year ended 11/30/06    22.04       .15            8.06        0.00         8.21      (.25)      0.00         0.00
Year ended 11/30/05    19.15       .32            2.87        0.00         3.19      (.30)      0.00         0.00
Year ended 11/30/04    14.90       .27(d)         4.50        0.00         4.77      (.52)      0.00         0.00
Year ended 11/30/03    11.52       .37            3.53        0.00         3.90      (.52)      0.00         0.00
Class B
Year ended 11/30/07   $29.77      $.18          $(1.92)      $0.00       $(1.74)    $(.07)     $0.00       $(2.68)
Year ended 11/30/06    21.84       .12            7.88        0.00         8.00      (.07)      0.00         0.00
Year ended 11/30/05    19.01       .18            2.82        0.00         3.00      (.17)      0.00         0.00
Year ended 11/30/04    14.84       .20(d)         4.42        0.00         4.62      (.45)      0.00         0.00
Year ended 11/30/03    11.48       .30            3.51        0.00         3.81      (.45)      0.00         0.00
Class C
Year ended 11/30/07   $29.81      $.13          $(1.83)      $0.00       $(1.70)    $(.07)     $0.00       $(2.68)
Year ended 11/30/06    21.89       .04            7.95        0.00         7.99      (.07)      0.00         0.00
Year ended 11/30/05    19.03       .18            2.85        0.00         3.03      (.17)      0.00         0.00
Year ended 11/30/04    14.86       .18(d)         4.44        0.00         4.62      (.45)      0.00         0.00
Year ended 11/30/03    11.49       .29            3.53        0.00         3.82      (.45)      0.00         0.00
Advisor Class
Year ended 11/30/07   $29.84      $.37          $(1.71)      $0.00       $(1.34)    $(.37)     $0.00       $(2.68)
Year ended 11/30/06    21.91       .25            8.00        0.00         8.25      (.32)      0.00         0.00
Year ended 11/30/05    19.04       .29            2.94        0.00         3.23      (.36)      0.00         0.00
Year ended 11/30/04    14.83       .32(d)         4.47        0.00         4.79      (.58)      0.00         0.00
Year ended 11/30/03    11.48       .40            3.53        0.00         3.93      (.58)      0.00         0.00

AllianceBernstein
 International
 Value Fund
Class A
Year ended 11/30/07   $23.05      $.50          $ 2.18       $0.00       $ 2.68     $(.40)     $0.00       $(1.15)
Year ended 11/30/06    18.10       .39(d)         5.80        0.00         6.19      (.23)      0.00        (1.01)
Year ended 11/30/05    16.22       .26(d)         2.15        0.00         2.41      (.17)      0.00         (.36)
Year ended 11/30/04    12.82       .16(d)(e)      3.37        0.00         3.53      (.13)      0.00         0.00
Year ended 11/30/03     9.83       .13(d)         2.96        0.00         3.09      (.10)      0.00         0.00
Class B
Year ended 11/30/07   $22.63      $.30          $ 2.16       $0.00       $ 2.46     $(.29)     $0.00       $(1.15)
Year ended 11/30/06    17.81       .25(d)         5.70        0.00         5.95      (.12)      0.00        (1.01)
Year ended 11/30/05    15.99       .16(d)         2.11        0.00         2.27      (.09)      0.00         (.36)
Year ended 11/30/04    12.67       .07(d)(e)      3.32        0.00         3.39      (.07)      0.00         0.00
Year ended 11/30/03     9.75       .07(d)         2.92        0.00         2.99      (.07)      0.00         0.00
Class C
Year ended 11/30/07   $22.63      $.33          $ 2.14       $0.00       $ 2.47     $(.29)     $0.00       $(1.15)
Year ended 11/30/06    17.81       .25(d)         5.70        0.00         5.95      (.12)      0.00        (1.01)
Year ended 11/30/05    15.99       .16(d)         2.11        0.00         2.27      (.09)      0.00         (.36)
Year ended 11/30/04    12.67       .06(d)(e)      3.33        0.00         3.39      (.07)      0.00         0.00
Year ended 11/30/03     9.75       .06(d)         2.93        0.00         2.99      (.07)      0.00         0.00
Advisor Class
Year ended 11/30/07   $23.41      $.58          $ 2.20       $0.00       $ 2.78     $(.44)     $0.00       $(1.15)
Year ended 11/30/06    18.34       .46(d)         5.89        0.00         6.35      (.27)      0.00        (1.01)
Year ended 11/30/05    16.41       .37(d)         2.12        0.00         2.49      (.20)      0.00         (.36)
Year ended 11/30/04    12.96       .21(d)(e)      3.40        0.00         3.61      (.16)      0.00         0.00
Year ended 11/30/03     9.92       .18(d)         2.97        0.00         3.15      (.11)      0.00         0.00

Please refer to the footnotes on page 66.

Less Distributions                                                  Ratios/Supplemental Data
------------------                                   ------------------------------------------------------


                                                                     Ratio of   Ratio of Net
                                                      Net Assets,    Expenses   Income (Loss)
 Total Dividends   Net Asset Value,                  End of Period  to Average   to Average      Portfolio
and Distributions   End of Period   Total Return (b) (000s Omitted) Net Assets   Net Assets    Turnover Rate
------------------------------------------------------------------------------------------------------------

      $ (.30)           $25.46           21.70%        $   53,361      1.92(k)%     1.43(c)%         34%
        (.31)            21.19           22.19             47,496      2.04(c)      1.72(c)          49
        (.42)            17.64           17.50             45,175      2.15         1.82             47
        (.21)            15.40           27.52             37,137      2.10(f)      1.88(d)(e)       45
        (.14)            12.27           14.06             32,680      2.20(f)      2.09(d)          74
      $ (.53)           $25.86           22.96%        $    6,897       .90(k)%     2.51%            34%
        (.50)            21.51           23.39              3,768      1.03(c)      2.75(c)          49
        (.58)            17.91           18.76              3,044      1.13         2.76             47
        (.35)            15.61           28.79              2,191      1.10(f)      2.88(d)(e)       45
        (.28)            12.44           15.12              2,312      1.20(f)      3.21(d)          74

      $(2.96)           $25.53           (5.27)%       $  164,223      1.24%        1.29%           102%
        (.25)            30.00           37.50            222,701      1.20(c)       .59(c)          49
        (.30)            22.04           16.83            128,890      1.35         1.58             46
        (.52)            19.15           32.70             88,162      1.31(f)      1.67(d)(e)       39
        (.52)            14.90           34.89             57,701      1.74         2.84             30
      $(2.75)           $25.28           (6.13)%       $   37,750      1.98%         .65%           102%
        (.07)            29.77           36.70             65,863      1.94(c)       .47(c)          49
        (.17)            21.84           15.89             79,207      2.05(f)       .91             46
        (.45)            19.01           31.69            107,943      2.03(f)      1.22(d)(e)       39
        (.45)            14.84           34.05            106,147      2.47         2.40             30
      $(2.75)           $25.36           (5.98)%       $   54,390      1.96%         .48%           102%
        (.07)            29.81           36.57             68,638      1.91(c)       .16(c)          49
        (.17)            21.89           16.04             51,900      2.04          .91             46
        (.45)            19.03           31.65             56,543      2.02(f)      1.11(d)(e)       39
        (.45)            14.86           34.10             47,698      2.46         2.31             30
      $(3.05)           $25.45           (4.72)%       $    6,472       .96%        1.37%           102%
        (.32)            29.84           37.98              6,528       .90(c)      1.00(c)          49
        (.36)            21.91           17.17              3,097       .95         1.54             46
        (.58)            19.04           33.07            159,321      1.00(f)      1.97(d)(e)       39
        (.58)            14.83           35.40            102,135      1.44         3.17             30

      $(1.55)           $24.18           12.23%        $6,056,019      1.11%        2.11%            21%
       (1.24)            23.05           36.20          3,285,006      1.19(c)      1.92(c)(d)       23
        (.53)            18.10           15.31          1,262,495      1.20(f)      1.57(d)          26
        (.13)            16.22           27.77            455,933      1.20(f)      1.12(d)(e)       22
        (.10)            12.82           31.80            180,443      1.20(f)      1.22(d)          20
      $(1.44)           $23.65           11.38%        $  331,999      1.84%        1.30%            21%
       (1.13)            22.63           35.22            302,072      1.90(c)      1.22(c)(d)       23
        (.45)            17.81           14.52            192,192      1.90(f)       .98(d)          26
        (.07)            15.99           26.83            136,980      1.90(f)       .47(d)(e)       22
        (.07)            12.67           30.85             84,809      1.90(f)       .61(d)          20
      $(1.44)           $23.66           11.43%        $1,373,558      1.82%        1.40%            21%
       (1.13)            22.63           35.22            775,322      1.89(c)      1.22(c)(d)       23
        (.45)            17.81           14.52            315,390      1.90(f)       .95(d)          26
        (.07)            15.99           26.83            143,067      1.90(f)       .46(d)(e)       22
        (.07)            12.67           30.85             59,753      1.90(f)       .55(d)          20
      $(1.59)           $24.60           12.52%        $3,704,600       .82%        2.41%            21%
       (1.28)            23.41           36.65          1,851,774       .89(c)      2.21(c)(d)       23
        (.56)            18.34           15.66            712,775       .90(f)      2.21(d)          26
        (.16)            16.41           28.10          1,082,517       .90(f)      1.48(d)(e)       22
        (.11)            12.96           32.19            633,688       .90(f)      1.61(d)          20

                                       Income from Investment Operations           Less Dividends and Distributions
                               -------------------------------------------------- ----------------------------------
                                             Net Gains or
                                              Losses on
                     Net Asset    Net        Investments                          Dividends
                      Value,   Investment       (both     Contribution Total from  from Net             Distributions
Fiscal Year or       Beginning   Income      realized and     from     Investment Investment Tax Return from Capital
Period               of Period (Loss) (a)    unrealized)    Adviser    Operations   Income   of Capital     Gains
---------------------------------------------------------------------------------------------------------------------

AllianceBernstein
 Global Value Fund
Class A
Year ended 11/30/07   $16.72     $ .23          $ .89        $0.00       $1.12      $(.27)     $0.00       $(1.38)
Year ended 11/30/06    13.87       .21           3.30         0.00        3.51       (.14)      0.00         (.52)
Year ended 11/30/05    12.61       .15(d)        1.68         0.00        1.83       (.16)      0.00         (.41)
Year ended 11/30/04    10.52       .11(d)(e)     2.09         0.00        2.20       (.11)      0.00         0.00
Year ended 11/30/03     8.57       .10(d)        1.91         0.00        2.01       (.06)      0.00         0.00

Class B
Year ended 11/30/07   $16.42     $0.08          $ .90        $0.00       $ .98      $(.18)     $0.00       $(1.38)
Year ended 11/30/06    13.66       .10           3.25         0.00        3.35       (.07)      0.00         (.52)
Year ended 11/30/05    12.45       .05(d)        1.66         0.00        1.71       (.09)      0.00         (.41)
Year ended 11/30/04    10.39       .03(d)(e)     2.07         0.00        2.10       (.04)      0.00         0.00
Year ended 11/30/03     8.47       .03(d)        1.90         0.00        1.93       (.01)      0.00         0.00

Class C
Year ended 11/30/07   $16.45     $ .09          $ .89        $0.00       $ .98      $(.18)     $0.00       $(1.38)
Year ended 11/30/06    13.67       .11           3.26         0.00        3.37       (.07)      0.00         (.52)
Year ended 11/30/05    12.46       .05(d)        1.66         0.00        1.71       (.09)      0.00         (.41)
Year ended 11/30/04    10.40       .03(d)(e)     2.07         0.00        2.10       (.04)      0.00         0.00
Year ended 11/30/03     8.48       .04(d)        1.89         0.00        1.93       (.01)      0.00         0.00

Advisor Class
Year ended 11/30/07   $16.81     $ .26          $ .91        $0.00       $1.17      $(.30)     $0.00       $(1.38)
Year ended 11/30/06    13.93       .26           3.32         0.00        3.58       (.18)      0.00         (.52)
Year ended 11/30/05    12.66       .19(d)        1.68         0.00        1.87       (.19)      0.00         (.41)
Year ended 11/30/04    10.56       .14(d)(e)     2.10         0.00        2.24       (.14)      0.00         0.00
Year ended 11/30/03     8.60       .13(d)        1.91         0.00        2.04       (.08)      0.00         0.00





Please refer to the footnotes on page 66.

Less Distributions                                                  Ratios/Supplemental Data
------------------                                   ------------------------------------------------------


                                                                     Ratio of   Ratio of Net
                                                      Net Assets,    Expenses   Income (Loss)
 Total Dividends   Net Asset Value,                  End of Period  to Average   to Average      Portfolio
and Distributions   End of Period   Total Return (b) (000s Omitted) Net Assets   Net Assets    Turnover Rate
------------------------------------------------------------------------------------------------------------

      $(1.65)           $16.19            7.08%         $182,644       1.30(c)%     1.35(c)%        25%
        (.66)            16.72           26.37            67,102       1.33(c)      1.39(c)         29
        (.57)            13.87           15.09            34,632       1.45(f)      1.17(d)         25
        (.11)            12.61           21.09            23,536       1.41(f)       .97(d)(e)      38
        (.06)            10.52           23.64            16,298       1.50(f)      1.05(d)         29

      $(1.56)           $15.84            6.28%         $ 24,966       2.03(c)%      .51(c)%        25%
        (.59)            16.42           25.42            27,368       2.05(c)       .67(c)         29
        (.50)            13.66           14.24            16,180       2.19(f)       .38(d)         25
        (.04)            12.45           20.22             9,007       2.15(f)       .23(d)(e)      38
        (.01)            10.39           22.82             5,585       2.20(f)       .38(d)         29

      $(1.56)           $15.87            6.27%         $ 26,554       2.00(c)%      .58(c)%        25%
        (.59)            16.45           25.55            19,439       2.03(c)       .71(c)         29
        (.50)            13.67           14.22             8,648       2.16(f)       .42(d)         25
        (.04)            12.46           20.20             5,218       2.12(f)       .26(d)(e)      38
        (.01)            10.40           22.79             3,317       2.20(f)       .39(d)         29

      $(1.68)           $16.30            7.38%         $195,043        .99(c)%     1.57(c)%        25%
        (.70)            16.81           26.80           203,212       1.03(c)      1.70(c)         29
        (.60)            13.93           15.40           156,874       1.14(f)      1.44(d)         25
        (.14)            12.66           21.47           131,710       1.11(f)      1.26(d)(e)      38
        (.08)            10.56           23.98           100,367       1.20(f)      1.42(d)         29

(a)Based on average shares outstanding.

(b)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized. On February 1, 2005, the AllianceBernstein Small/Mid Cap Value Fund's investment policies were modified. As a result, that Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(c)The ratio includes expenses attributable to the costs of proxy solicitation.

(d)Net of fees and expenses waived/reimbursed by the Adviser.

(e)Net of fees and expenses waived/reimbursed by the Transfer Agent.

(f)Net of fees and expenses waived/reimbursed by the Adviser. If the following Funds had borne all expenses in their most recent five fiscal years (or, if shorter, the life of the Fund), their expense ratios would have been as follows:

                                                     2003  2004  2005  2006   2007
-----------------------------------------------------------------------------------
AllianceBernstein Value Fund
Class A                                                 -- 1.32%    --    --    --
Class B                                                 -- 2.04%    --    --    --
Class C                                                 -- 2.03%    --    --    --
Advisor Class                                           -- 1.02%    --    --    --
AllianceBernstein Small/Mid Cap Value Fund
Class A                                              1.79% 1.58% 1.44% 1.31% 1.27%*
Class B                                              2.54% 2.32% 2.16% 2.03% 2.01%*
Class C                                              2.50% 2.30% 2.15% 2.02% 1.98%*
Advisor Class                                        1.49% 1.28% 1.09% 1.01%  .97%*
AllianceBernstein Growth & Income Fund
Class A                                                 -- 1.13%    --    --    --
Class B                                                 -- 1.88%    --    --    --
Class C                                                 -- 1.86%    --    --    --
Advisor Class                                           --  .84%    --    --    --
AllianceBernstein Focused Growth & Income Fund
Class A                                                 -- 1.34%    --    --    --
Class B                                                 -- 2.07%    --    -- 1.96%
Class C                                                 -- 2.05%    --    --    --
AllianceBernstein Balanced Shares Fund
Class A                                                 -- 1.00%    --    --    --
Class B                                                 -- 1.73%    --    --    --
Class C                                                 -- 1.73%    --    --    --
Advisor Class                                           --  .71%    --    --    --
AllianceBernstein Utility Income Fund
Class A                                              1.70% 1.53%    --    --    --
Class B                                              2.44% 2.27%    --    --    --
Class C                                              2.42% 2.25%    --    --    --
Advisor Class                                        1.41% 1.24%    --    --    --
AllianceBernstein Global Real Estate Investment Fund
Class A                                                 -- 1.55%    --    --    --
Class B                                                 -- 2.27% 2.06%    --    --
Class C                                                 -- 2.26%    --    --    --
Advisor Class                                           -- 1.25%    --    --    --
AllianceBernstein International Value Fund
Class A                                              1.93% 1.64% 1.37%    --    --
Class B                                              2.71% 2.39% 2.09%    --    --
Class C                                              2.65% 2.35% 2.07%    --    --
Advisor Class                                        1.63% 1.34% 1.04%    --    --
AllianceBernstein Global Value Fund
Class A                                              1.89% 1.65% 1.46%    --    --
Class B                                              2.64% 2.39% 2.20%    --    --
Class C                                              2.60% 2.36% 2.18%    --    --
Advisor Class                                        1.59% 1.35% 1.16%    --    --

  ------
  * The ratio includes expenses attributable to the costs of proxy solicitation.


(g)Net of fees and expenses waived by the Distributor.

(h)Net of fees and expenses waived by the Distributor. If the AB Value Fund had borne all expenses, the expense ratio for Class B shares would have been 1.87% for 2005, 1.76% for 2006, and 1.75% for 2007.

(i)Includes the impact of proceeds received and credited to the AllianceBernstein Growth and Income Fund and the AllianceBernstein Balanced Shares Fund resulting from the Dynegy class action settlement, which enhanced the performance of each share class for the year ended October 31, 2007 by 0.78% and the year ended November 30, 2007 by 0.13%, respectively.

(j)Amount is less than $.005.

(k)Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                               2007
----------------------------------------------------
AllianceBernstein Focused Growth & Income Fund
Class A                                        1.20%
Class B                                        1.39%
Class C                                        1.92%
AllianceBernstein Utility Income Fund
Class A                                        1.19%
Class B                                        1.93%
Class C                                        1.91%
Advisor Class                                   .89%

(l)Amount includes contribution from Adviser of less than $.01.

(m)Change in fiscal year end.

(n)Annualized.

APPENDIX A
--------------------------------------------------------------------------------

Hypothetical Investment and Expense Information
The settlement agreement between the Adviser and the NYAG requires the Funds to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Funds" in this Prospectus about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of each Fund assuming a 5% return each year, including an initial sales charge of 4.25%. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the ten-year period. The current annual expense ratio for each Fund is the same as stated under "Financial Highlights." If you wish to obtain hypothetical investment information for other classes of shares of each Fund, please refer to the "Mutual Fund Fees and Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

AllianceBernstein Value Fund

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  478.75   $10,053.75  $  527.55    $ 9,951.20
      2        9,951.20      497.56    10,448.76     106.58     10,342.18
      3       10,342.18      517.11    10,859.29     110.76     10,748.53
      4       10,748.53      537.43    11,285.96     115.12     11,170.84
      5       11,170.84      558.54    11,729.38     119.64     11,609.74
      6       11,609.74      580.49    12,190.23     124.34     12,065.89
      7       12,065.89      603.29    12,669.18     129.23     12,539.95
      8       12,539.95      627.00    13,166.95     134.30     13,032.65
      9       13,032.65      651.63    13,684.28     139.58     13,544.70
      10      13,544.70      677.24    14,221.94     145.06     14,076.88
      --------------------------------------------------------------------
      Total               $5,729.04               $1,652.16

AllianceBernstein Small/Mid Cap Value Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns    Expenses*    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  478.75   $10,053.75  $  540.62    $ 9,938.13
      2        9,938.13      496.91    10,435.04     132.52     10,302.51
      3       10,302.51      515.13    10,817.64     137.38     10,680.26
      4       10,680.26      534.01    11,214.27     142.42     11,071.85
      5       11,071.85      553.59    11,625.44     147.64     11,477.80
      6       11,477.80      573.89    12,051.69     153.06     11,898.63
      7       11,898.63      594.93    12,493.56     158.67     12,334.89
      8       12,334.89      616.74    12,951.64     164.49     12,787.15
      9       12,787.15      639.36    13,426.51     170.42     13,255.99
      10      13,255.99      662.80    13,918.79     176.77     13,742.02
      --------------------------------------------------------------------
      Total               $5,666.11               $1,924.09

AllianceBernstein Growth and Income Fund

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  478.75   $10,053.75  $  520.51    $ 9,958.24
      2        9,958.24      497.91    10,456.15      99.33     10,356.82
      3       10,356.82      517.84    10,874.66     103.31     10,771.35
      4       10,771.35      538.57    11,309.92     107.44     11,202.47
      5       11,202.47      560.12    11,762.60     111.74     11,650.85
      6       11,650.85      582.54    12,233.39     116.22     12,117.18
      7       12,117.18      605.86    12,723.04     120.87     12,602.17
      8       12,602.17      630.11    13,232.28     125.71     13,106.57
      9       13,106.57      655.33    13,761.90     130.74     13,631.16
      10      13,631.16      681.56    14,312.72     135.97     14,176.75
      --------------------------------------------------------------------
      Total               $5,748.59               $1,571.84

AllianceBernstein Focused Growth & Income Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  478.75   $10,053.75  $  544.65    $ 9,933.11
      2        9,933.11      496.66    10,429.76     126.20     10,303.56
      3       10,303.56      515.18    10,818.74     130.91     10,687.83
      4       10,687.83      534.39    11,222.22     135.79     11,086.43
      5       11,086.43      554.32    11,640.76     140.85     11,499.90
      6       11,499.90      575.00    12,074.90     146.11     11,928.79
      7       11,928.79      596.44    12,525.23     151.56     12,373.68
      8       12,373.68      618.68    12,992.36     157.21     12,835.15
      9       12,835.15      641.76    13,476.91     163.07     13,313.84
      10      13,313.84      665.69    13,979.53     169.15     13,810.38
      --------------------------------------------------------------------
      Total               $5,676.86               $1,866.49

AllianceBernstein Balanced Shares
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns    Expenses*    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  478.75   $10,053.75  $  517.49    $ 9,961.26
      2        9,961.26      498.06    10,459.32      96.23     10,363.09
      3       10,363.09      518.15    10,881.24     100.11     10,781.13
      4       10,781.13      539.06    11,320.19     104.15     11,216.04
      5       11,216.04      560.80    11,776.84     108.35     11,668.49
      6       11,668.49      583.42    11,251.91     112.72     12,139.19
      7       12,139.19      606.96    12,746.15     117.26     12,628.89
      8       12,628.89      631.44    13,260.33     122.00     13,138.33
      9       13,138.33      656.92    13,795.25     126.92     13,668.33
      10      13,668.33      683.42    14,351.75     132.04     14,219.71
      --------------------------------------------------------------------
      Total               $5,756.98               $1,537.27

AllianceBernstein Utility Income Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  478.75   $10,053.75  $  544.64    $ 9,934.11
      2        9,934.11      496.71    10,430.82     125.17     10,305.65
      3       10,305.65      515.28    10,820.93     129.85     10,691.08
      4       10,691.08      534.55    11,225.63     134.71     11,090.92
      5       11,090.92      554.55    11,645.47     139.75     11,505.72
      6       11,505.72      575.29    12,081.01     144.97     11,936.04
      7       11,936.04      596.80    12,532.84     150.39     12,382.45
      8       12,382.45      619.12    13,001.57     156.02     12,845.55
      9       12,845.55      642.28    13,487.83     161.85     13,325.97
      10      13,325.97      666.40    13,992.27     167.91     13,824.36
      --------------------------------------------------------------------
      Total               $5,679.62               $1,855.26

AllianceBernstein Global Real Estate Investment Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  478.75   $10,053.75  $  549.67    $ 9,929.08
      2        9,929.08      496.45    10,425.53     129.28     10,296.25
      3       10,296.25      514.81    10,811.06     134.06     10,677.00
      4       10,677.00      533.85    11,210.85     139.01     11,071.84
      5       11,071.84      553.59    11,625.43     144.16     11,481.27
      6       11,481.27      574.06    12,055.33     149.49     11,905.84
      7       11,905.84      595.29    12,501.13     155.01     12,346.12
      8       12,346.12      617.31    12,963.43     160.75     12,802.68
      9       12,802.68      640.13    13,442.81     166.69     13,276.12
      10      13,276.12      663.81    13,939.93     172.86     13,767.07
      --------------------------------------------------------------------
      Total               $5,668.05               $1,900.98

AllianceBernstein International Value Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  478.75   $10,053.75  $  536.60    $ 9,942.15
      2        9,942.15      497.11    10,439.26     115.88     10,323.38
      3       10,323.38      516.17    10,839.55     120.32     10,719.23
      4       10,719.23      535.96    11,255.19     124.93     11,130.26
      5       11,130.26      556.51    11,686.77     129.72     11,557.05
      6       11,557.05      577.85    12,134.90     134.70     12,000.20
      7       12,000.20      600.01    12,600.21     139.86     12,460.35
      8       12,460.35      623.02    13,083.37     145.23     12,938.14
      9       12,938.14      646.91    13,585.05     150.79     13,434.26
      10      13,434.26      671.71    14,105.97     156.58     13,949.39
      --------------------------------------------------------------------
      Total               $5,704.00               $1,754.61

AllianceBernstein Global Value Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  478.75   $10,053.75  $  555.70    $ 9,923.05
      2        9,923.05      496.15    10,419.20     135.45     10,283.75
      3       10,283.75      514.19    10,797.94     140.37     10,657.57
      4       10,657.57      532.88    11,190.45     145.48     11,044.97
      5       11,044.97      552.25    11,597.22     150.76     11,446.46
      6       11,446.46      572.32    12,018.78     156.24     11,862.54
      7       11,862.54      593.13    12,455.67     161.92     12,293.75
      8       12,293.75      614.69    12,908.44     167.81     12,740.63
      9       12,740.63      637.03    13,377.66     173.91     13,203.75
      10      13,203.75      660.19    13,863.94     180.23     13,683.71
      --------------------------------------------------------------------
      Total               $5,651.58               $1,967.87

*Expenses are net of any fee waiver or expense waiver for the first year.
 Thereafter, the expense ratio reflects the Fund's operating expenses as reflected under "Fees and Expenses of the Fund" before waiver.

For more information about the Funds, the following documents are available upon request:

..  Annual/Semi-Annual Reports to Shareholders
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

..  Statement of Additional Information (SAI)
Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs and the independent registered public accounting firms' reports and financial statements in each Fund's most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting the Adviser:

By Mail:         AllianceBernstein Investor Services, Inc.
                 P.O. Box 786003
                 San Antonio, TX 78278-6003

By Phone:        For Information: (800) 221-5672
                 For Literature: (800) 227-4618

On the Internet: www.AllianceBernstein.com

Or you may view or obtain these documents from the Commission:

.. Call the Commission at 1-202-551-8090 for information on the operation of the Public Reference Room.

..  Reports and other information about the Fund are available on the EDGAR
   Database on the Commission's Internet site at http://www.sec.gov.

.. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington DC 20549-0102.

You also may find these documents and more information about the Adviser and the Funds on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

       Fund                                                 SEC File No.
       -----------------------------------------------------------------
       AllianceBernstein Value Fund                          811-10221
       AllianceBernstein Small/Mid Cap Value Fund            811-10221
       AllianceBernstein Growth and Income Fund              811-00126
       AllianceBernstein Focused Growth & Income Fund        811-09687
       AllianceBernstein Balanced Shares                     811-00134
       AllianceBernstein Utility Income Fund                 811-07916
       AllianceBernstein Global Real Estate Investment Fund  811-07707
       AllianceBernstein International Value Fund            811-10221
       AllianceBernstein Global Value Fund                   811-10221


  Privacy Notice
  (This information is not part of the Prospectus.)

  AllianceBernstein L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investments, Inc. (collectively, "AllianceBernstein" or "we") understand the importance of maintaining the confidentiality of our clients' nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from sources, including: (1) account documentation, including applications or other forms, which may include information such as a client's name, address, phone number, social security number, assets, income, and other household information, (2) clients' transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data, and online information collecting devices known as "cookies."

  It is our policy not to disclose nonpublic personal information about our clients (or former clients) except to our affiliates, or to others as permitted or required by law. From time to time, AllianceBernstein may disclose nonpublic personal information that we collect about our clients (or former clients), as described above, to non-affiliated third parties, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to AllianceBernstein's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients (or former clients) that include restricting access to such nonpublic personal information and maintaining physical, electronic and procedural safeguards, which comply with applicable standards, to safeguard such nonpublic personal information.




                                    [GRAPHIC]



                                                                  PRO-0103-0308

VALUE FUNDS -- RETIREMENT SHARES -- (CLASS A, R, K AND I SHARES)

 PROSPECTUS  |  MARCH 3, 2008

 The AllianceBernstein Value Funds
 A family of value-oriented mutual funds.

Domestic Value Funds                                           International Value Funds
   [graphic] AllianceBernstein Value Fund                         [graphic] AllianceBernstein Global Real Estate
   [graphic] AllianceBernstein Small/Mid Cap Value Fund           Investment Fund
   [graphic] AllianceBernstein Growth and Income Fund             [graphic] AllianceBernstein International Value Fund
   [graphic] AllianceBernstein Focused Growth & Income            [graphic] AllianceBernstein Global Value Fund
   Fund
   [graphic] AllianceBernstein Balanced Shares
   [graphic] AllianceBernstein Utility Income Fund

 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.





[LOGO]
       AB
ALLIANCE BERNSTEIN
   Investments

Investment Products Offered
..  Are Not FDIC Insured
..  May Lose Value
..  Are Not Bank Guaranteed

Table of Contents

                                                         Page
SUMMARY INFORMATION.....................................   4
DOMESTIC VALUE FUNDS
  AllianceBernstein Value Fund..........................   6
  AllianceBernstein Small/Mid Cap Value Fund............   8
  AllianceBernstein Growth and Income Fund..............  10
  AllianceBernstein Focused Growth & Income Fund........  12
  AllianceBernstein Balanced Shares.....................  14
  AllianceBernstein Utility Income Fund.................  16
INTERNATIONAL VALUE FUNDS
  AllianceBernstein Global Real Estate Investment Fund..  18
  AllianceBernstein International Value Fund............  20
  AllianceBernstein Global Value Fund...................  22
RISKS SUMMARY...........................................  24
FEES AND EXPENSES OF THE FUNDS..........................  26
INVESTING IN THE FUNDS..................................  29
  How to Buy Shares.....................................  29
  The Different Share Class Expenses....................  29
  Distribution Arrangements for Group Retirement Plans..  30
  Payments to Financial Intermediaries..................  30
  How to Exchange Shares................................  31
  How to Sell or Redeem Shares..........................  31
  Frequent Purchases and Redemptions of Fund Shares.....  31
  How the Funds Value Their Shares......................  33
MORE INFORMATION ABOUT THE FUNDS AND THEIR
INVESTMENTS.............................................  34
MANAGEMENT OF THE FUNDS.................................  42
DIVIDENDS, DISTRIBUTIONS AND TAXES......................  47
GENERAL INFORMATION.....................................  48
GLOSSARY OF INVESTMENT TERMS............................  49
FINANCIAL HIGHLIGHTS....................................  51
APPENDIX A--HYPOTHETICAL INVESTMENT AND EXPENSE
INFORMATION.............................................  60

SUMMARY INFORMATION
--------------------------------------------------------------------------------

This prospectus begins with a summary of key information about each of the AllianceBernstein Value Funds. The Summary describes a Fund's objective, investment strategies, principal risks, and fees. You will find additional information about the Funds and their investments beginning on page 34.

PERFORMANCE INFORMATION
This Summary includes a table for each Fund showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

.. how the Fund's average annual returns for one, five and ten years (or over the life of the Fund) compare to those of a broad-based securities market index; and

.. how the Fund's performance changed from year to year over ten years (or over the life of the Fund).

                                  PLEASE NOTE
  A Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

  As with all investments, you may lose money by investing in the Funds.

RISK

                            WHY IS RISK IMPORTANT?
  You should consider risk carefully when investing in a Fund. You could put your money in investments that have very little risk (for example, certificates of deposit issued by a bank), but these investments would typically have a lower return than a riskier investment. In other words, you should get a higher return if your investments have more risk.

  We have included a graphic for each Fund that shows the Fund's risk profile as compared to our other Value Funds. The bar chart for each Fund also gives an indication of a Fund's overall risk. A fund with a higher variability of returns is a riskier investment.

This Summary lists the principal risks for each Fund followed by an explanation of these risks. Generally, each Fund has broad risks that apply to all funds, such as market risk, as well as specific risks for a Fund that invests in particular types of securities, such as investments in non-U.S. securities, small- or mid-capitalization companies or in real estate. The risks of a Fund may be increased by the use of derivatives, such as futures, forwards, options and swaps.

                             WHAT IS MARKET RISK?
  Market risk is the risk that factors affecting the securities markets generally will cause a possibly adverse change in the value of the securities owned by a Fund. The value of these securities may decline simply because of economic changes or other events that impact large portions of the market. The factors include real or perceived unfavorable market conditions, increases in the rate of inflation, and changes in the general outlook for consumer spending, home sales and mortgage rates, or corporate earnings. Each of the Funds is subject to this risk.

General
.. The Fund's investment adviser is AllianceBernstein L.P., or the Adviser, a global investment manager providing diversified services to institutions and individuals through a broad line of investments including approximately 117 mutual funds.

.. References to "net assets" mean the assets of a Fund after liabilities, plus any borrowings used for investment purposes. In other words, net assets reflect the value of a Fund's investments.

.. Funds that have a policy to invest at least 80% of their net assets in securities indicated by their name, such as AllianceBernstein Global Real Estate Investment Fund or AllianceBernstein Utility Income Fund, will not change these policies without 60 days' prior written notice to shareholders.

.. An investment in a Fund should be considered part of an overall investment program, rather than a complete investment program.

                     (This page intentionally left blank.)

AllianceBernstein Value Fund
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies, generally representing at least 125 companies, with relatively large market capitalizations that the Adviser believes are undervalued. The Fund invests in companies that are determined by the Adviser to be undervalued using the fundamental value approach of the Adviser's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities.

This approach to equity investing generally defines value as the relationship between a security's current price and its intrinsic economic value, as measured by earnings power and dividend-paying capability. The Adviser relies heavily on the fundamental research and analysis of Bernstein's large internal research staff in making investment decisions for the Fund. These investment decisions are the result of the multi-step process described below.

The fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. Bernstein's research staff of company and industry analysts covers a research universe of approximately 650 companies. This universe covers approximately 90% of the capitalization of the Russell 1000(TM) Value Index.

The research staff identifies and quantifies the critical variables that influence a business's performance and uses this research insight to forecast each company's long-term prospects. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have access to considerable information concerning all of the companies followed and the staff meets regularly with the management, suppliers, clients and competitors of companies in the Fund. As a result, analysts have an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes.

A committee composed of senior investment professionals (the "IPG") reviews all analyst research performed for the Fund. The IPG makes sure that the analysts have appropriately considered the key issues facing each company. In addition, it checks to see that forecasts of a company's future are compatible with its history. Finally, the IPG makes sure that all forecasts use consistent analytic frameworks and economic assumptions.

For each company in the research universe, Bernstein relates the present value of the company's future free cash flow, as forecasted by Bernstein's analysts, to the current price of the company's stock. Using a dividend discount model and solving for the internal rate of return, Bernstein ranks the securities from highest to lowest. Additionally, Bernstein monitors a number of qualitative valuation metrics as well as relative return trends. The degree to which a security is attractive can change as a result of adverse, short-term market reactions to recent events. Thus, relative return trends (also called "momentum") tend to reflect deterioration in a company's operating results and often signal poor performance to come; positive return trends tend to reflect fundamental improvements and positive performance ahead. Bernstein assesses these factors so as to better time purchases and sales of securities. Next, Bernstein considers aggregate portfolio characteristics and risk diversification to decide how much of each security to purchase for the Fund. By evaluating overall sector concentration, capitalization distribution, leverage, degree of undervaluation and other factors, Bernstein selects securities on a risk-adjusted basis to manage overall Fund volatility. The Fund will tend to overweight stocks selected in the top half of the final ranking and will tend to minimize stocks in the bottom half, subject to overall risk diversification.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when momentum is favorable.

The Fund may invest in securities of non-U.S. issuers and enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Currency Risk

..Foreign (Non-U.S.) Risk  .Derivatives Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2007)

                                                Since
                            1 Year 5 Years** Inception**
--------------------------------------------------------
Class A*                    -5.46%  12.29%      7.40%
------------------------------------------------------
Class R                     -4.72%  11.99%      7.14%
------------------------------------------------------
Class K                     -4.32%  12.39%      7.48%
------------------------------------------------------
Class I                     -4.19%  12.63%      7.73%
------------------------------------------------------
Russell 1000 Value Index+   -0.17%  14.63%      8.16%
------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

**Inception dates are 3/29/01 for Class A shares, 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

+ Reflects no deduction for fees, expenses or taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

 98      99     00     01      02      03      04      05      06      07
----    ----   ----   ----    ----    ----    ----    ----    ----    ----
 n/a     n/a    n/a    n/a   -13.30   29.00   13.31   5.45    21.22   -4.46

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 15.89%, 2nd quarter, 2003; and Worst quarter was down -18.13%, 3rd quarter, 2002.

AllianceBernstein Small/Mid Cap Value Fund
--------------------------------------------------------------------------------


                                    [GRAPHIC]



OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small- to mid-capitalization companies. For purposes of this policy, small- to mid-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index.

Because the Fund's definition of small- to mid-capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. As of December 31, 2007, there were approximately 1,800 small- to mid-capitalization companies, representing a market capitalization range from nearly $75 million to approximately $9 billion.

The Fund invests in companies that are determined by the Adviser to be undervalued, using Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Bernstein's fundamental value approach to equity investing generally defines value as the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In making investment decisions for the Fund, the Adviser depends heavily on Bernstein's fundamental analysis and the research of its large internal research staff. These investment decisions are the result of the multi-step process described below.

The process begins with the use of Bernstein's proprietary quantitative tools to look for stocks with characteristics that have historically been associated with outperformance. Broadly speaking, Bernstein looks for companies with attractive valuation (for example, with low price to book ratios) and compelling success factors (for example, momentum and return on equity). Bernstein then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio. Typically, Bernstein's fundamental research analysts focus their research on the most attractive 20% of the universe.

Bernstein's fundamental research process is extensive. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach. The research staff identifies and quantifies the critical variables that control a business's performance and uses this research insight to forecast the company's long-term prospects and expected returns. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have access to considerable information concerning all of the companies followed. Bernstein's research analysts develop an in-depth understanding of the products, services, markets and competition of those companies considered for purchase. Analysts also develop a good knowledge of the management of those companies. A company's future earnings are typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near-term economic events are generally not of major consequence.

The Fund's portfolio managers carefully review the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions. The Fund's portfolio managers, in consultation with the research analysts, also consider aggregate portfolio characteristics when deciding whether to purchase a particular security for the Fund. Bernstein seeks to manage overall Fund volatility relative to the universe of small- and mid-capitalization companies described above by favoring promising securities that offer the best balance between return and targeted risk. At times, the Fund may favor or disfavor a particular sector compared to that universe of companies.

To the extent that companies involved in certain sectors may from time to time constitute a material portion of the universe of small- and mid-capitalization companies, such as financial services and consumer services, the Fund may also invest significantly in these companies.

A disparity between a company's current stock price and Bernstein's assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. To reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein also monitors analysts' earnings-estimate revisions and relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

A security generally will be sold when reaches fair value on a risk-adjusted basis. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Fund to dispose of the security.

The Fund may invest in securities issued by non-U.S. companies and enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Currency Risk

..Capitalization Risk      .Derivatives Risk

..Foreign (Non-U.S.) Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2007)

                                                    Since
                                1 Year 5 Years** Inception**
------------------------------------------------------------
Class A*                         1.32%  16.19%     13.37%
----------------------------------------------------------
Class R                          2.12%  16.02%     13.19%
----------------------------------------------------------
Class K                          2.35%  16.25%     13.43%
----------------------------------------------------------
Class I                          2.53%  16.52%     13.70%
----------------------------------------------------------
Russell 2500(TM) Value Index+   -7.27%  16.17%     12.10%
----------------------------------------------------------
Russell 2500(TM) Index+          1.38%  16.99%     11.02%
----------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

**Inception dates are 3/29/01 for Class A shares, 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

+ Reflects no deduction for fees, expenses or taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

  98      99      00     01      02      03      04      05      06       07
-----    -----  -----   -----   -----   -----   -----   -----   -----    -----
 n/a      n/a    n/a     n/a    -8.20   41.92   18.91   7.89    13.65    2.32



You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 20.73%, 2nd quarter, 2003; and Worst quarter was down -20.69%, 3rd quarter, 2002.

AllianceBernstein Growth and Income Fund
--------------------------------------------------------------------------------


                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the investment opportunity of the companies in the Adviser's extensive research universe. The Fund may invest in companies of any size and in any industry.

The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in its research universe. The Adviser's analysts prepare their own earnings estimates and financial models for each company followed.

In determining a company's intrinsic economic value, the Adviser takes into account many fundamental and financial factors that it believes bear on the company's ability to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Adviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). The Adviser anticipates that the Fund's portfolio normally will include approximately 60-90 companies, with substantially all of those companies ranking in the top three deciles of the Adviser's valuation model. Not every security deemed to be undervalued is subsequently purchased by the Fund; undervalued securities are further analyzed before being added to the Fund's portfolio. The Adviser will use its research capability to help best evaluate the potential rewards and risks of investing in competing undervalued securities. It is the interaction between the Adviser's research capabilities and the disciplined value model's perception of value that determines which securities will be purchased or sold by the Fund.

The Adviser recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the markets, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-mid- or small-capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund also invests in high-quality securities of non-U.S. issuers. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Currency Risk

..Foreign (Non-U.S.) Risk  .Industry/Sector Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2007)

                            1 Year 5 Years** 10 Years**
-------------------------------------------------------
Class A*                     4.51%  13.55%     7.58%
-----------------------------------------------------
Class R                      5.10%  13.26%     7.34%
-----------------------------------------------------
Class K                      5.65%  13.68%     7.67%
-----------------------------------------------------
Class I                      5.66%  13.93%     7.93%
-----------------------------------------------------
Russell 1000 Value Index+   -0.17%  14.63%     7.68%
-----------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

**Inception dates are 11/3/03 for Class R shares and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

+ Reflects no deduction for fees, expenses or taxes.
BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

  98      99      00      01     02      03      04      05      06      07
 ----    ----    ----    ----   ----    ----    ----    ----    ----    ----
21.23    10.78   13.64  -1.84  -26.57   31.76   11.92   3.78    16.93   5.51

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 23.26%, 4th quarter, 1998; and Worst quarter was down -19.68%, 3rd quarter, 2002.

AllianceBernstein Focused Growth & Income Fund
--------------------------------------------------------------------------------


                                    [GRAPHIC]



OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the investment opportunity of the companies in the Adviser's extensive research universe. The Fund may invest in companies of any size and in any industry.

The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in its research universe. The Adviser's analysts prepare their own earnings estimates and financial models for each company followed.

In determining a company's intrinsic economic value, the Adviser takes into account many fundamental and financial factors that it believes bear on the ability of the company to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Adviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). The Adviser anticipates that the Fund's portfolio normally will include approximately 50-60 companies, with substantially all of those companies ranking in the top three deciles of the Adviser's valuation model. Not every security deemed to be undervalued is subsequently purchased by the Fund; undervalued securities are further analyzed before being added to the Fund's portfolio. The Adviser will use its research capability to help best evaluate the potential rewards and risks of investing in competing undervalued securities. It is the interaction between the Adviser's research capabilities and the disciplined value model's perception of value that determines which securities will be purchased or sold by the Fund.

The Adviser recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may invest in securities of non-U.S. issuers. The Fund may enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Industry/Sector Risk

..Foreign (Non-U.S.) Risk  .Focused Portfolio Risk

..Currency Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2007)

                                                Since
                            1 Year 5 Years** Inception**
--------------------------------------------------------
Class A*                     7.73%  14.03%      8.84%
------------------------------------------------------
Class R                      8.46%  13.80%      8.62%
------------------------------------------------------
Class K                      8.70%  14.11%      8.91%
------------------------------------------------------
Class I                      9.06%  14.43%      9.21%
------------------------------------------------------
Russell 1000 Value Index+   -0.17%  14.63%      7.03%
------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

**Inception dates are 12/22/99 for Class A shares, 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

+ Reflects no deduction for fees, expenses or taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                   [BAR CHART]

                             Calendar Year End (%)

 98      99     00      01      02      03      04     05     06      07
----    ----   ----    ----    ----    ----    ----   ----   ----    ----
n/a      n/a   19.49   6.61   -22.19   39.53   8.86   1.20   15.34   8.73

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 19.12%, 2nd quarter, 2003; and Worst quarter was down -18.69%, 3rd quarter, 2002.

AllianceBernstein Balanced Shares
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may comprise up to 75% of its investments. The Fund will not purchase a security if as a result less than 25% of its total assets will be in fixed-income securities. The Fund may invest up to 20% of its assets in high yield securities (securities rated below BBB- by Standard & Poor's Rating Services ("S&P"), Moody's Investor Service, Inc. ("Moody's"), or Fitch Ratings ("Fitch")). As an operating policy, the Fund will invest no more than 5% of its assets in securities rated CCC- or below.

The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 largely U.S. companies. As one of the largest multi-national investment firms, the Adviser has access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in its research universe. The Adviser's analysts prepare their own earnings estimates and financial models for each company followed.

In determining a company's intrinsic economic value, the Adviser takes into account many fundamental and financial factors that it believes bear on the ability of the company to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Adviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). The Adviser anticipates that the Fund's portfolio normally will vary in size, normally with 60-90 companies, with substantially all of those companies ranking in the top three deciles of the Adviser's valuation model. Not every security deemed to be undervalued is subsequently purchased by the Fund; undervalued securities are further analyzed before being added to the Fund's portfolio. The Adviser will use its research capability to help best evaluate the potential rewards and risks of investing in competing undervalued securities. It is the interaction between the Adviser's research capabilities and the disciplined value model's perception of value that determines which securities will be purchased or sold by the Fund.

The Adviser recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments, preferred stock, and may use other investment techniques. The Fund invests in short- and long-term debt securities in such proportions and of such type as the Adviser deems best adapted to the current economic and market outlooks. The Fund also may invest in equity and fixed-income securities of non-U.S. issuers located in emerging or developed countries. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk         .Foreign (Non-U.S.) Risk

..Interest Rate Risk  .Emerging Market Risk

..Credit Risk         .Currency Risk

..Allocation Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2007)

                                 1 Year 5 Years** 10 Years**
------------------------------------------------------------
Class A*                          1.96%  10.40%     7.37%
-----------------------------------------------------
Class R                           2.67%  10.12%     7.12%
-----------------------------------------------------
Class K                           2.90%  10.42%     7.40%
-----------------------------------------------------
Class I                           3.31%  10.75%     7.70%
-----------------------------------------------------
Russell 1000 Value Index+        -0.17%  14.63%     7.68%
-----------------------------------------------------
Lehman Brothers Aggregate Index+  6.97%   4.42%     6.17%
-----------------------------------------------------
Russell 1000 Value Index/40%
Lehman Brothers Aggregate Index+  2.90%   4.44%     7.32%
-----------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

**Inception dates are 11/3/03 for Class R shares and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

+ Reflects no deduction for fees, expenses or taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

   98      99     00      01     02       03      04      05     06      07
  ----    ----   ----    ----   ----     ----    ----    ----   ----    ----
 15.75    4.90   12.48   1.80  -10.73    22.78   10.16   4.01   13.21   2.96


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 13.45%, 4th quarter, 1998; and Worst quarter was down -8.30%, 3rd quarter, 2002.

AllianceBernstein Utility Income Fund
--------------------------------------------------------------------------------


                                    [GRAPHIC]



OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is current income and long-term growth of capital.

The Fund invests primarily in income-producing equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies in the utilities industry. The Fund invests in securities of utility companies, including companies in the electric, telecommunications, gas, and water utilities industry. The Fund may invest in both U.S. and non-U.S. utility companies, although the Fund will limit its investments in issuers in any one non-U.S. country to no more than 15% of its total assets. The Fund invests at least 65% of its total assets in income-producing securities, but there is otherwise no limit on the allocation of the Fund's investments between equity securities and fixed-income securities. The Fund may maintain up to 35% of its net assets in lower-rated securities.

The Fund seeks to take advantage of the characteristics and historical performance of securities of utility companies, many of which pay regular dividends and increase their common stock dividends over time. The Fund considers a company to be in the utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, were derived from its utilities activities.

The Fund may invest up to 20% of its net assets in equity and fixed-income securities of domestic and non-U.S. corporate and governmental issuers other than utility companies. The Fund also may enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk         .Industry/Sector Risk

..Interest Rate Risk  .Foreign (Non-U.S.) Risk

..Credit Risk         .Currency Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2007)

                          1 Year 5 Years** 10 Years**
-----------------------------------------------------
Class A*                  21.08%  21.19%     11.03%
---------------------------------------------------
Class R                   21.77%  20.95%     10.81%
---------------------------------------------------
Class K                   22.18%  21.29%     11.11%
---------------------------------------------------
Class I                   22.50%  21.60%     11.39%
---------------------------------------------------
S&P GICS Utility Index+   19.38%  21.50%      7.77%
--------------- -----------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

**Inception dates are 11/3/03 for Class R shares and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

+ Reflects no deduction for fees, expenses or taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                   [BAR CHART]

                             Calendar Year End (%)

  98     99     00       01       02      03      04      05      06     07
 ----   ----   ----     ----     ----    ----    ----    ----    ----   ----
24.38   18.01  14.54   -19.28   -19.73   19.40   24.59   16.15   23.90  22.08

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 13.95%, 2nd quarter, 2003; and Worst quarter was down -12.14%, 3rd quarter, 2002.

AllianceBernstein Global Real Estate Investment Fund
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is total return from long-term growth of capital and income.

Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of real estate investment trusts or REITs and other real estate industry companies, such as real estate operating companies or REOCs. The Fund invests in real estate companies that the Adviser believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund invests in U.S. and non-U.S. issuers.

The Fund's investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

In selecting real estate equity securities, the Adviser will focus on valuation. The Adviser believes that the underlying value of real estate is determined by the free cash flow that properties generate. Cash flow can grow or deteriorate depending on the local fundamentals, quality of the assets, financial health of the tenants, property management, upkeep, development, redevelopment, and external factors such as the trajectory of the local economy. The value of real estate equities depends upon both the properties owned by a company and company management's ability to grow by skillfully deploying capital.

The Adviser believes that the best performing real estate equities over time are likely to be those that offer sustainable cash flow growth at the most attractive valuation. As such, the Adviser's research and investment process is designed to identify globally those companies where the magnitude and growth of cash flow streams have been appropriately reflected in the price of the security. These securities, therefore, trade at a more attractive valuation than others that may have similar overall fundamentals.

The Adviser seeks to identify these price distortions through the use of rigorous quantitative and fundamental investment research. The Adviser's fundamental research efforts are focused on forecasting the long-term normalized cash generation capability of real estate companies by isolating supply and demand for property types in local markets, determining the replacement value of properties, assessing future development opportunities, and normalizing capital structures of real estate companies.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities include mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs"). The Fund also may invest in short-term investment grade debt securities and other fixed-income securities.

The Fund may enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives transactions, including options, futures, forwards and swap agreements.

PRINCIPAL RISKS:


..Market Risk           .Prepayment Risk

..Industry Sector Risk  .Foreign (Non-U.S.) Risk

..Interest Rate Risk    .Currency Risk

..Credit Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2007)

                           1 Year  5 Years** 10 Years**
-------------------------------------------------------
Class A*                   -10.07%  20.60%     10.51%
-------------------------------------------------------
Class R                     -9.31%  20.34%     10.28%
-------------------------------------------------------
Class K                     -9.04%  20.66%     10.57%
-------------------------------------------------------
Class I                     -8.75%  21.01%     10.87%
-------------------------------------------------------
S&P 500 Index+               5.49%  12.82%      5.91%
-------------------------------------------------------
MSCI World Index (net)+,++   9.04%  16.96%      7.00%
-------------------------------------------------------
FTSE NAREIT Index+         -16.30%  18.00%     10.41%
-------------------------------------------------------
FTSE EPRA NAREIT Index+     -6.96%  24.28%        N/A
-------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

** Inception date is 3/1/05 for Class R, Class K and Class I shares. Class R,
   Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

+  Reflects no deduction for fees, expenses or taxes.

++ The MSCI World Index (net) reflects the reinvestment of dividends net of
   non-U.S. withholding taxes.
BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

  98        99      00       01      02     03      04      05      06      07
 -----    -----   -----    -----   -----   -----   -----   -----   -----   ----
-20.22    -6.70   26.58     9.87    2.89   38.57   34.80    1.61   34.60  -9.07


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 16.40%, 4th quarter, 2004; and Worst quarter was down -12.33%, 3rd quarter, 1998.

AllianceBernstein International Value Fund
--------------------------------------------------------------------------------


                                    [GRAPHIC]



OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The Fund normally invests in companies in at least three countries other than the United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. The Fund invests in companies that are determined by Bernstein to be undervalued, using a fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Bernstein's fundamental value approach to equity investing generally defines value as the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In each market, this approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach.

Bernstein's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 2,000 international and emerging market companies. Teams within the research staff cover a given industry worldwide, to better understand each company's competitive position in a global context.

Bernstein's staff of company and industry analysts develops earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that influence a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have global access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. Bernstein's proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. The Fund does not simply purchase the top-ranked securities, but rather uses this tool to help guide fundamental analysts in pursuing their research. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near-term economic events are generally not of major consequence.

Senior investment professionals, including the Fund's portfolio managers, carefully review the research process to ensure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.

Bernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the Fund. Bernstein's quantitative analysts build risk models to ensure that the Fund's portfolio is constructed to obtain an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, Bernstein selects those top-ranked securities that also tend to diversify the Fund's risk.

A disparity between a company's current stock price and the assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein also analyzes relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. Bernstein may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. Bernstein may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when momentum is favorable.

The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", and enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Currency Risk

..Foreign (Non-U.S.) Risk  .Derivatives Risk

..Emerging Market Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2007)

                                                Since
                            1 Year 5 Years** Inception**
--------------------------------------------------------
Class A*                     4.26%  24.19%     16.73%
------------------------------------------------------
Class R                      4.95%  23.80%     16.47%
------------------------------------------------------
Class K                      5.32%  24.26%     16.79%
------------------------------------------------------
Class I                      5.69%  24.60%     17.11%
------------------------------------------------------
MSCI EAFE Index (net)+,++   11.17%  21.59%     11.07%
------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

**Inception dates are 3/29/01 for Class A shares, 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Class R, Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

+ Reflects no deduction for fees, expenses or taxes.

++The MSCI EAFE Index (net) reflects the reinvestment of dividends net of non-U.S. withholding taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

 98     99      00      01       02       03      04      05      06      07
----   ----    ----    ----     ----     ----    ----    ----    ----    ----
 n/a   n/a      n/a     n/a    -3.20     43.91   24.49   16.76   34.18   5.26


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 24.07%, 2nd quarter, 2003; and Worst quarter was down -21.15%, 3rd quarter, 2002.

AllianceBernstein Global Value Fund
--------------------------------------------------------------------------------

                                    [GRAPHIC]


OBJECTIVE AND PRINCIPAL STRATEGIES:
The Fund's investment objective is long-term growth of capital.

The Fund will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries, including the United States. The Fund normally invests in companies in at least three countries, generally including the United States. Other such countries currently include the developed nations in Europe and the Far East, Canada, Australia, and emerging market countries worldwide. The Fund invests in companies that are determined by the Adviser to be undervalued, using Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Bernstein's fundamental value approach to equity investing generally defines value as the relationship between a security's current price and its intrinsic economic value as measured by long-term earnings prospects. In each market, this approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings, free cash flow and dividend-paying capability is the heart of the fundamental value approach.

Bernstein's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 2,500 companies worldwide. Teams within the research staff cover a given industry worldwide, to better understand each company's competitive position in a global context.

Bernstein's staff of company and industry analysts develops earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that influence a business's performance and uses this research insight to forecast each company's long-term prospects and expected returns. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have global access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. Bernstein's proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. The Fund does not simply purchase the top-ranked securities, but rather uses this tool to help guide fundamental analysts in pursuing their research. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near-term economic events are generally not of major consequence.

Senior investment professionals, including the Fund's portfolio managers, carefully review the research process to ensure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.

Bernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the Fund. Bernstein's quantitative analysts build risk models to ensure that the Fund's portfolio is constructed to obtain an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, Bernstein selects those top-ranked securities that also tend to diversify the Fund's risk.

A disparity between a company's current stock price and the assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein analyzes relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. Bernstein may seek to hedge the currency exposure resulting from securities positions when it finds the current exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. Bernstein may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when momentum is favorable.

The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", and enter into forward commitments. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS:


..Market Risk              .Currency Risk

..Foreign (Non-U.S.) Risk  .Derivatives Risk

..Emerging Market Risk

Please see "Risks Summary" for a description of these and other risks of investing in the Fund.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2007)

                                                 Since
                             1 Year 5 Years** Inception**
---------------------------------------------------------
Class A*                     0.16%   18.59%     10.42%
-------------------------------------------------------
Class R                      0.84%   18.32%     10.17%
-------------------------------------------------------
Class K                      1.07%   18.58%     10.42%
-------------------------------------------------------
Class I                      1.49%   18.96%     10.76%
-------------------------------------------------------
MSCI World Index (net)+,++   9.04%   16.96%      8.01%
-------------------------------------------------------

* Average annual total returns reflect imposition of the maximum contingent deferred sales charges.

**Inception date is 3/1/05 for Class R, Class K and Class I shares. Class R,
  Class K and Class I performance information for periods prior to their inception is the performance of the Fund's Class A shares adjusted to reflect the different expense ratios of Class R, Class K and Class I shares.

+ Reflects no deduction for fees, expenses or taxes.

++The MSCI World Index (net) reflects the reinvestment of dividends net of non-U.S. withholding taxes.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                  [BAR CHART]

                             Calendar Year End (%)

  98      99      00      01      02      03      04      05      06      07
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 n/a     n/a     n/a     n/a   -14.74   34.86   18.28   14.57   26.88    1.16


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 20.72%, 2nd quarter, 2003; and Worst quarter was down -20.62%, 3rd quarter, 2002.

RISKS SUMMARY
--------------------------------------------------------------------------------

In this Summary, we describe the principal and other risks that may affect a Fund's portfolio as a whole. This Prospectus has additional descriptions of risks applicable to specific investments in the discussions below under "More Information About the Funds and Their Investments."

MARKET RISK
This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

INDUSTRY/SECTOR RISK
This is the risk of investments in a particular industry or group of related industries, such as the real estate or utilities industries. Market or economic factors affecting that industry could have a major effect on the value of the Fund's investments.

CAPITALIZATION RISK
This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies may be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. A Fund's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

INTEREST RATE RISK
Changes in interest rates will affect the value of a Fund's investments in fixed-income securities. When interest rates rise, the value of a Fund's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Funds that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK
This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security or its guarantor may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

DERIVATIVES RISK
The Funds may use derivatives transactions. These investment strategies may be riskier than other investment strategies and may result in greater volatility for a Fund, particularly during periods of market declines.

FOREIGN (NON-U.S.) RISK
A Fund's investments in non-U.S. securities may experience more rapid and extreme changes in value than investments in securities of non-U.S. companies. The securities markets of many countries are relatively small, with a limited number of companies representing a small number of securities. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage or political changes or diplomatic developments could adversely affect a Fund's investments in a non-U.S. country. To the extent a Fund invests in a particular country or geographic region, the Fund may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions.

EMERGING MARKET RISK
Foreign investment risk may be particularly high to the extent a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK
This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of a Fund's investments or reduce the returns of a Fund. For example, the value of a Fund's investments in foreign stocks or currencies may decrease if the U.S. Dollar is strong (i.e. gaining value relative to other currencies) and other currencies are weak (i.e. losing value relative to the U.S. Dollar). Currency markets generally are not as regulated as securities markets.

PREPAYMENT RISK
The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early prepayments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, a Fund may not be able to realize the rate of return it expected.

FOCUSED PORTFOLIO RISK
This is the risk that investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on a Fund's net asset value.

ALLOCATION RISK
If a Fund pursues the objective of a portfolio balanced between equity and debt securities, it has the risk that the allocation of these investments may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

MANAGEMENT RISK
Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including its value approach, in making investment decisions for the Funds, but there can be no guarantee that its techniques will produce the intended result.

---------------------------------------------------------------------------------------------------------------------------
                                 Industry/                                           Foreign   Emerging
                          Market  Sector   Capitaliza- Interest  Credit Derivatives (Non-U.S.)  Market  Currency  Prepay-
Fund                       Risk    Risk     tion Risk  Rate Risk  Risk     Risk        Risk      Risk     Risk   ment Risk
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein           .                                                .          .                  .
Value Fund
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small/    .                   .                            .          .                  .
Mid Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein           .        .                                                  .                  .
Growth and Income
Fund
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein           .        .                                                  .                  .
Focused Growth &
Income Fund
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein           .                              .       .                    .         .        .
Balanced Shares
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Utility   .        .                     .       .                    .                  .
Income Fund
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Global    .        .                     .       .                    .                  .         .
Real Estate Investment
Fund
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein           .                                                .          .         .        .
International Value Fund
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Global    .                                                .          .         .        .
Value Fund
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------
                           Focused
                          Portfolio Allocation  Manage-
Fund                        Risk       Risk    ment Risk
--------------------------------------------------------
AllianceBernstein                                  .
Value Fund
--------------------------------------------------------
AllianceBernstein Small/                           .
Mid Cap Value Fund
--------------------------------------------------------
AllianceBernstein                                  .
Growth and Income
Fund
--------------------------------------------------------
AllianceBernstein             .                    .
Focused Growth &
Income Fund
--------------------------------------------------------
AllianceBernstein                       .          .
Balanced Shares
--------------------------------------------------------
AllianceBernstein Utility                          .
Income Fund
--------------------------------------------------------
AllianceBernstein Global                           .
Real Estate Investment
Fund
--------------------------------------------------------
AllianceBernstein                                  .
International Value Fund
--------------------------------------------------------
AllianceBernstein Global                           .
Value Fund
--------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

                   WHY ARE FUND FEES AND EXPENSES IMPORTANT?
  Fees and expenses reduce the investment performance of a Fund. The information provided below is intended to help you understand what these fees and expenses are and provides examples of the dollar amount of these costs to help you make comparisons with other funds. Some of these fees are paid, under certain circumstances, at the time you redeem or sell your shares back to the Fund. You pay other fees and expenses indirectly because they are deducted from a Fund's assets and reduce the value of your shares. These fees include management fees, distribution (Rule 12b-1) fees, and operating expenses.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                                                    Class A
                                                                                                                    Shares
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                None(a)

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower) None(a)

Exchange Fee                                                                                                           None

                                                                                                                    Class R
                                                                                                                    Shares
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                 None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)  None

Exchange Fee                                                                                                         None

                                                                                                                    Class K
                                                                                                                    Shares
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                 None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)  None

Exchange Fee                                                                                                         None

                                                                                                                    Class I
                                                                                                                    Shares
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                 None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)  None

Exchange Fee                                                                                                         None

(a)In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply for Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "Purchase of Shares" in the Statement of Additional Information or SAI.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) AND EXAMPLES
The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

AllianceBernstein Value Fund
--------------------------------------------------------------------------------

                               Operating Expenses
  ----------------------------------------------------------------------------
                                               Class A Class R Class K Class I
  ----------------------------------------------------------------------------
  Management Fees                                .55%    .55%    .55%    .55%
  Distribution and/or Service (12b-1) Fees (a)   .30%    .50%    .25%   None
  Other Expenses:
    Transfer Agent                               .10%    .20%    .13%    .10%
    Other Expenses                               .07%    .07%    .08%    .07%
                                                ----    ----    ----    ----
  Total Other Expenses                           .17%    .27%    .21%    .17%
                                                ----    ----    ----    ----
  Total Fund Operating Expenses                 1.02%   1.32%   1.01%    .72%
                                                ====    ====    ====    ====

--------------------------------------------------------------------------------

                   Examples
----------------------------------------------
               Class A Class R Class K Class I
----------------------------------------------
After 1 year   $  104  $  134  $  103   $ 74
After 3 years  $  325  $  418  $  322   $230
After 5 years  $  563  $  723  $  558   $401
After 10 years $1,248  $1,590  $1,236   $894

26


AllianceBernstein Small/Mid Cap Value Fund
--------------------------------------------------------------------------------

                               Operating Expenses
---------------------------------------------------------------------------------
                                                  Class A Class R Class K Class I
---------------------------------------------------------------------------------
Management Fees                                     .75%    .75%    .75%    .75%
Distribution and/or Service (12b-1) Fees            .30%    .50%    .25%   None
Other Expenses:
 Transfer Agent                                     .17%    .21%    .18%    .06%
 Other Expenses                                     .05%    .05%    .05%    .04%
                                                   ----    ----    ----    ----
Total Other Expenses                                .22%    .26%    .23%    .10%
                                                   ----    ----    ----    ----
Total Fund Operating Expenses (Before Waiver) (b)  1.27%   1.51%   1.23%    .85%
                                                   ====    ====    ====    ====
Waiver and/or Expense Reimbursement (c)            (.12)%  (.16)%  (.13)%  (.01)%
                                                   ----    ----    ----    ----
Net Expenses                                       1.15%   1.35%   1.10%    .84%
                                                   ====    ====    ====    ====

--------------------------------------------------------------------------------

Please refer to the footnotes on page 28.

                   Examples
-----------------------------------------------
                Class A Class R Class K Class I
-----------------------------------------------
After 1 year    $  117  $  137  $  112  $   86
After 3 years*  $  391  $  462  $  377  $  270
After 5 years*  $  685  $  809  $  663  $  470
After 10 years* $1,532  $1,788  $1,477  $1,048

AllianceBernstein Growth and Income Fund
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                             Class A Class R Class K Class I
    ------------------------------------------------------------------------
    Management Fees                            .51%    .51%    .51%    .51%
    Distribution and/or Service (12b-1) Fees   .28%    .50%    .25%   None
    Other Expenses:
     Transfer Agent                            .15%    .25%    .16%    .11%
     Other Expenses                            .03%    .03%    .01%    .03%
                                               ---    ----     ---    ----
    Total Other Expenses                       .18%    .28%    .17%    .14%
                                               ---    ----     ---    ----
    Total Fund Operating Expenses (d)          .97%   1.29%    .93%    .65%
                                               ===    ====     ===    ====

--------------------------------------------------------------------------------

                   Examples
----------------------------------------------
               Class A Class R Class K Class I
----------------------------------------------
After 1 year   $   99  $  131  $   95   $ 66
After 3 years  $  309  $  409  $  296   $208
After 5 years  $  536  $  708  $  515   $362
After 10 years $1,190  $1,556  $1,143   $810

AllianceBernstein Focused Growth & Income Fund
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                             Class A Class R Class K Class I
    ------------------------------------------------------------------------
    Management Fees                            .55%    .55%    .55%    .55%
    Distribution and/or Service (12b-1) Fees   .30%    .50%    .25%   None
    Other Expenses:
     Transfer Agent                            .19%    .20%    .16%    .03%
     Other Expenses                            .17%    .18%    .17%    .20%
                                              ----    ----    ----    ----
    Total Other Expenses                       .36%    .38%    .33%    .23%
                                              ----    ----    ----    ----
    Total Fund Operating Expenses             1.21%   1.43%   1.13%    .78%
                                              ====    ====    ====    ====

--------------------------------------------------------------------------------

                   Examples
----------------------------------------------
               Class A Class R Class K Class I
----------------------------------------------
After 1 year   $  123  $  146  $  115   $ 80
After 3 years  $  384  $  452  $  359   $249
After 5 years  $  665  $  782  $  622   $433
After 10 years $1,466  $1,713  $1,375   $966

AllianceBernstein Balanced Shares
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                             Class A Class R Class K Class I
    ------------------------------------------------------------------------
    Management Fees                            .44%    .44%    .44%    .44%
    Distribution and/or Service (12b-1) Fees   .29%    .50%    .25%   None
    Other Expenses:
     Transfer Agent                            .13%    .24%    .18%    .11%
     Other Expenses                            .06%    .06%    .06%    .05%
                                               ---    ----     ---    ----
    Total Other Expenses                       .19%    .30%    .24%    .16%
                                               ===    ====     ===    ====
    Total Fund Operating Expenses              .92%   1.24%    .93%    .60%
                                               ===    ====     ===    ====

--------------------------------------------------------------------------------

                   Examples
----------------------------------------------
               Class A Class R Class K Class I
----------------------------------------------
After 1 year   $   94  $  126  $   95   $ 61
After 3 years  $  293  $  393  $  296   $192
After 5 years  $  509  $  681  $  515   $335
After 10 years $1,131  $1,500  $1,143   $750

AllianceBernstein Utility Income Fund
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                             Class A Class R Class K Class I
    ------------------------------------------------------------------------
    Management Fees                            .55%    .55%    .55%    .55%
    Distribution and/or Service (12b-1) Fees   .30%    .50%    .25%   None
     Other Expenses:
     Transfer Agent                            .15%    .22%    .17%    .10%
     Other Expenses                            .20%    .21%    .20%    .20%
                                              ----    ----    ----    ----
    Total Other Expenses                       .35%    .43%    .37%    .30%
                                              ----    ----    ----    ----
    Total Fund Operating Expenses             1.20%   1.48%   1.17%    .85%
                                              ====    ====    ====    ====

--------------------------------------------------------------------------------

                   Examples
----------------------------------------------
               Class A Class R Class K Class I
----------------------------------------------
After 1 year   $  122  $  151  $  119  $   87
After 3 years  $  381  $  468  $  372  $  271
After 5 years  $  660  $  808  $  644  $  471
After 10 years $1,455  $1,768  $1,420  $1,049


Please refer to the footnotes on page 28.

AllianceBernstein Global Real Estate Investment Fund
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                             Class A Class R Class K Class I
    ------------------------------------------------------------------------
    Management Fees                            .55%    .55%    .55%    .55%
    Distribution and/or Service (12b-1) Fees   .30%    .50%    .25%   None
    Other Expenses:
     Transfer Agent                            .16%    .24%    .19%    .11%
     Other Expenses                            .23%    .27%    .35%    .25%
                                              ----    ----    ----    ----
    Total Other Expenses                       .39%    .51%    .54%    .36%
                                              ----    ----    ----    ----
    Total Fund Operating Expenses             1.24%   1.56%   1.34%    .91%
                                              ====    ====    ====    ====

--------------------------------------------------------------------------------

                   Examples
----------------------------------------------
               Class A Class R Class K Class I
----------------------------------------------
After 1 year   $  126  $  159  $  136  $   93
After 3 years  $  393  $  493  $  425  $  290
After 5 years  $  681  $  850  $  734  $  504
After 10 years $1,500  $1,858  $1,613  $1,120

AllianceBernstein International Value Fund
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                             Class A Class R Class K Class I
    ------------------------------------------------------------------------
    Management Fees                            .65%    .65%    .65%    .65%
    Distribution and/or Service (12b-1) Fees   .30%    .50%    .25%   None
    Other Expenses:
     Transfer Agent                            .10%    .20%    .14%    .04%
     Other Expenses                            .06%    .06%    .06%    .06%
                                              ----    ----    ----    ----
    Total Other Expenses                       .16%    .26%    .20%    .10%
                                              ----    ----    ----    ----
    Total Fund Operating Expenses             1.11%   1.41%   1.10%    .75%
                                              ====    ====    ====    ====
    Waiver and/or Expense Reimbursement (c)   0.00%   (.01)%  0.00%   0.00%
                                              ----    ----    ----    ----
    Net Expenses                              1.11%   1.40%   1.10%    .75%

--------------------------------------------------------------------------------

                   Examples
-----------------------------------------------
                Class A Class R Class K Class I
-----------------------------------------------
After 1 year    $  113  $  143  $  112   $ 77
After 3 years*  $  353  $  445  $  350   $240
After 5 years*  $  612  $  770  $  606   $417
After 10 years* $1,352  $1,690  $1,340   $930

AllianceBernstein Global Value Fund
--------------------------------------------------------------------------------

                               Operating Expenses
    ------------------------------------------------------------------------
                                             Class A Class R Class K Class I
    ------------------------------------------------------------------------
    Management Fees                            .75%    .75%    .75%    .75%
    Distribution and/or Service (12b-1) Fees   .30%    .50%    .25%   None
    Other Expenses:
     Transfer Agent                            .07%    .17%    .17%    .03%
     Other Expenses                            .18%    .17%    .18%    .17%
                                              ----    ----    ----    ----
    Total Other Expenses                       .25%    .34%    .35%    .20%
                                              ----    ----    ----    ----
    Total Fund Operating Expenses (b)         1.30%   1.59%   1.35%    .95%
                                              ====    ====    ====    ====

--------------------------------------------------------------------------------

                   Examples
----------------------------------------------
               Class A Class R Class K Class I
----------------------------------------------
After 1 year   $  132  $  162  $  137  $   97
After 3 years  $  412  $  502  $  428  $  303
After 5 years  $  713  $  866  $  739  $  525
After 10 years $1,568  $1,889  $1,624  $1,166

(a)Total Fund Operating Expenses for the fiscal year ended November 30, 2007 do not reflect the voluntary waiver of certain distribution expenses by the Fund's principal underwriter, AllianceBernstein Investments, Inc. If the waiver were reflected, the Net Expenses of Class K shares of AllianceBernstein Value Fund would have been .83%.

(b)The ratio includes expenses attributable to the costs of proxy solicitation.

(c)Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by the Adviser for additional one-year terms.

(d)Does not reflect a fiscal year 2007 expense adjustment related to proxy solicitation costs that occurred in fiscal year 2006.

*These examples assume that the Adviser's agreement to waive management fees and/or bear Fund expenses is not extended beyond its current period.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Fund that are offered in this Prospectus. The Funds offer four classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different on-going distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" below. Also, you can learn more about payments to brokers, financial planners, banks, insurance companies, registered investment advisors, pension plan consultants, or other "financial intermediaries" who distribute shares of the Funds and your individual financial advisor under "Payments to Financial Intermediaries."

HOW TO BUY SHARES
Class A, Class R, Class K and Class I shares are available at net asset value, or NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund ("group retirement plans"), as follows:

Class A shares offered through this Prospectus are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees.

Class R shares are designed for group retirement plans with plan assets up to $10,000,000.

Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets.

Class I shares are designed for group retirement plans with at least $10,000,000 in plan assets and are available to certain institutional clients of the Adviser who invest at least $2 million in a Fund.

Class A, Class R, Class K and Class I shares are also available to certain AllianceBernstein-sponsored group retirement plans. Class R, Class K and Class I shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans. Effective October 19, 2005, Class I shares were no longer available to AllianceBernstein-sponsored group retirement programs known as the "Informed Choice" programs.

Required Information
A Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

General
AllianceBernstein Investments, Inc., or ABI, may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees or CDSCs.

                           WHAT IS A RULE 12b-1 FEE?
  A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the relevant Fund's fee table near the front of this Prospectus.

Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees
Each Fund has adopted plans under Commission Rule 12b-1 that allow the Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                              Distribution and/or Service
                                (Rule 12b-1) Fee (As a
                                Percentage of Aggregate
                               Average Daily Net Assets)
                      -----------------------------------
                      Class A            0.30%
                      Class R            0.50%
                      Class K            0.25%
                      Class I             None

Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class R shares are subject to higher Rule 12b-1 fees than Class A shares. The higher fees mean a higher expense ratio, so Class R shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. Conversely, Class K and Class I shares have a lower or no Rule 12b-1 fee. Therefore, Class K and Class I shares have a lower expense ratio and may have a higher NAV (and returns) than Class A or Class R shares. All or some of these fees may be paid to financial intermediaries, including your financial intermediary.

Class A Shares
Class A shares offered through this Prospectus do not have an initial sales charge. Class A shares may be subject to a CDSC of up to 1%. When a non-AllianceBernstein-sponsored group retirement plan terminates a Fund as an investment option, all investments in Class A shares of that Fund through the plan are subject to a 1%, 1-year CDSC upon redemption. In addition, when a group retirement plan ceases to participate in an AllianceBernstein sponsored group retirement plan program, investments in the Funds' Class A shares through the plan are subject to a 1%, 1-year CDSC upon redemption. The CDSC is applied to the lesser of NAV at the time of redemption of shares or the original cost of shares being redeemed.

Class R, Class K and Class I Shares
Class R, Class K and Class I shares do not have an initial sales charge or CDSC.

DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS
Each Fund offers distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for group retirement plans as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus and a Fund's SAI. Therefore, plan sponsors or fiduciaries may not impose the same share class parameters as set forth in this Prospectus and a Fund's SAI. Group retirement plans also may not offer all classes of shares of a Fund. A Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

PAYMENTS TO FINANCIAL INTERMEDIARIES
Financial intermediaries market and sell shares of the Funds. These financial intermediaries may receive compensation for selling shares of the Funds. This compensation is paid from various sources, including any CDSC and/or Rule 12b-1 fee that you may pay.

                       WHAT IS A FINANCIAL INTERMEDIARY?
  A financial intermediary is a firm that receives compensation for selling shares of the Funds offered in this Prospectus and/or provides services to the Funds' shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, pension plan consultants, and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.

In the case of Class A shares, the Funds' principal underwriter, ABI, may pay financial intermediaries a fee of up to 1%. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

In the case of Class R and Class K shares, up to 100% of the Rule 12b-1 fee applicable to Class R and Class K shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R and Class K shares.

  Your financial advisor's firm receives compensation from the Funds, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

  - 12b-1 fees;
  - additional distribution support;
  - defrayal of costs for educational seminars and training; and
  - payments related to providing shareholder recordkeeping and/or transfer agency services.

  Please read this Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support
In addition to the Rule 12b-1 fees described above, some or all of which may be paid to financial intermediaries, ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of
(a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transaction charges.

For 2008, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $28,000,000. In 2007, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $24,000,000 for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to allow ABI to provide information for educational and marketing purposes. ABI's goal is to make the financial intermediaries who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the Funds.

The Funds and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Funds--Transfer Agency and Retirement Plan Services" below. These expenses paid by the Funds are included in "Other Expenses" under "Fees and Expenses of the Funds--Annual Fund Operating Expenses" above.

  If one mutual fund sponsor makes greater distribution assistance payments than another your financial intermediary may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another the financial intermediary may have an incentive to recommend that class.

As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

  A.G. Edwards
  AIG Advisor Group
  Ameriprise Financial Services
  AXA Advisors
  Cadaret, Grant & Co.
  CCO Investment Services
  Charles Schwab
  Chase Investment Services
  Citigroup Global Markets
  Commonwealth Financial Network
  Donegal Securities
  Independent Financial Marketing Group
  ING Advisors Network
  LPL Financial Corporation
  McDonald Investments
  Merrill Lynch
  MetLife Securities
  Morgan Stanley
  Mutual Service Corporation
  PFS Investments
  Raymond James
  RBC Dain Rauscher
  Robert W. Baird
  Securities America
  Signator Investors
  UBS AG
  UBS Financial Services
  Wachovia Securities
  Wells Fargo Investments

Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange through your financial intermediary. In order to receive a day's NAV, your financial intermediary must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Funds may modify, restrict or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange is open. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

Your financial intermediary must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV less any applicable CDSC. Your financial intermediary is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Each Fund's Board of Directors/Trustees (the "Board") has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-Term Trading Generally. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances.

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Fund performance.

Funds that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Funds may be adversely affected by price arbitrage to a greater extent when they invest significantly in small cap securities, technology and other specific industry sector securities. Funds that invest in certain fixed-income securities may be adversely affected by price arbitrage because they may be thinly traded or traded infrequently.

Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds seek to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Funds will seek to prevent such practices to the extent they are detected by the procedures described below. The Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

.. Transaction Surveillance Procedures. The Funds, through their agents, ABI and AllianceBernstein Investor Services, Inc., or ABIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Funds may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to ad dress specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

.. Account Blocking Procedures. If the Funds determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

..  Applications of Surveillance Procedures and Restrictions to Omnibus
   Accounts. Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds apply their surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Funds have entered into agreements with all of their financial intermediaries that require the financial intermediaries to provide the Funds, upon the request of the Funds or their agents, with individual account level information about their transactions. If the Funds detect excessive trading through their monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Funds to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Funds may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-Term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in a Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

HOW THE FUNDS VALUE THEIR SHARES
Each Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

The Funds value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of each Fund's Board. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Funds expect to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Funds believe that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Funds may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

Your order for purchase, sale or exchange of shares is priced at the next-determined NAV after your order is received in proper form by the Fund.

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MORE INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENTS
--------------------------------------------------------------------------------

This section of the Prospectus provides additional information about the Funds' investment practices and risks. Most of these investment practices are discretionary, which means that the Adviser may or may not decide to use them. This Prospectus does not describe all of a Fund's investment practices and additional descriptions of each Fund's strategies, investments, and risks can be found in the Fund's SAI.

DERIVATIVES
Each Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

There are four principal types of derivatives, including options, futures, forwards and swaps, which are described below. Derivatives may be
(i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

A Fund's use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that the counterparty will not perform its obligations.

The Funds may use the following types of derivatives.

.. Forward Contracts. A forward contract is a customized, privately negotiated agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. A forward contract is either settled by physical delivery of the commodity or tangible asset to an agreed-upon location at a future date, rolled forward into a new forward contract or, in the case of a non-deliverable forward, by a cash payment at maturity. The Funds' investments in forward contracts include the following:

 - Forward Currency Exchange Contracts. A Fund may purchase or sell currency exchange contracts for hedging purposes to minimize the risk from adverse changes in the exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions". A Fund may enter into a forward contract as transaction hedge (to "lock in" the U.S. dollar price of a non-U.S. dollar security), as position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

.. Futures Contracts and Options on Futures Contracts. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. A Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. A Fund may also purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions".

.. Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call" option) or sell (a "put" option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Funds' investments in options include the following:

 - Options on Foreign Currencies. A Fund may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the U.S. Dollar value of foreign currency denominated securities held by a Fund and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move

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   adversely , a Fund may forfeit the entire amount of the premium plus related transaction costs. A Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions".

 - Options on Securities. A Fund may purchase or write a put or call option on securities. The Fund will only exercise an option it purchased if the price of the security was less (in the case of a put option) or more (in the case of a call option) than the exercise price. If the Fund does not exercise an option, the premium it paid for the option will be lost. Normally, a Fund will write only "covered" options, which means writing an option for securities the Fund owns, but may write an uncovered call option for cross-hedging purposes.

 - Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

.. Swap Transactions. A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The Funds' investments in swap transactions include the following:

 - Interest Rate Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

 - Swaptions, Caps, and Floors. An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

   The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

   Interest rate swap, cap, and floor transactions may be used to preserve a return or spread on a particular investment or a portion of a Fund's portfolio or protecting against an increase in the price of securities a Fund anticipates purchasing at a later date. These transactions do not involve the delivery of securities or other underlying assets or principal.

   Unless there is a counterparty default, the risk of loss to a Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

 - Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund may be either the buyer or seller in the transaction. If a Fund is a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. If a Fund is a buyer and no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. The value of the reference obligation received by a Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

   Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

 - Currency Swaps. The Funds may invest in currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions". Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may

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   involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the swap counterparty will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

..  Other Derivatives and Strategies

 - Currency Transactions. The Funds may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Adviser will actively manage the Funds' currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Funds may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

 - Synthetic Foreign Equity Securities. The Funds may invest in a form of synthetic foreign equity securities, referred to as international warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

   The Funds will normally invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. Dollars). The cash payment is calculated according to a predetermined formula. The Funds may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.

   The Funds will acquire covered warrants issued by entities deemed to be creditworthy by the Adviser, who will monitor the creditworthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

Convertible Securities
Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock. Convertible debt securities that are rated Baa3 or lower by Moody's or BBB- or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of debt securities with those ratings.

Depositary Receipts and Securities of Supranational Entities
Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by a U.S. bank or trust company that

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evidence ownership of underlying securities issued by a foreign corporation.
GDRs, EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or a non-U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in securities markets outside of the United States. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Forward Commitments
Forward commitments for the purchase or sale of securities may include purchases on a when-issued basis or purchases or sales on a delayed delivery basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued" trade).

A Fund may invest in TBA-mortgaged-backed securities. A TBA or "To Be Announced" trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed rate or variable rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Securities purchased or sold under a forward commitment are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. The use of forward commitments helps a Fund to protect against anticipated changes in interest rates and prices.

Illiquid Securities
Under current Commission guidelines, the Funds limit their investments in illiquid securities to 15% of their net assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount a Fund has valued the securities. A Fund that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Inflation-Protected Securities
Inflation-protected securities, or IPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of these securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

IPS tend to react to changes in real interest rates. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Investment in Other Investment Companies
The Funds may invest in other investment companies as permitted by the Investment Company Act of 1940, or the 1940 Act, or the rules and regulations thereunder. The Funds intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. If a Fund acquires shares in investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Fund's expenses. A Fund may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Loans of Portfolio Securities
For the purposes of achieving income, a Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the possible loss of rights in the collateral or delay in the recovery of collateral if the borrower fails to return the securities loaned or becomes insolvent. When a Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Mortgage-Backed Securities and Associated Risks
Mortgage-backed securities may be issued by the U.S. Government or one of its sponsored entities or may be issued by private organizations. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the securities. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate.

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Prepayments occur when the mortgagor on a mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because the prepayment characteristics of the underlying mortgages vary, it is impossible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, prepayments can be expected to accelerate and a Fund that invests in these securities would be required to reinvest the proceeds at the lower interest rates then available. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturity of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages underlying securities purchased at a premium could result in capital losses.

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. AllianceBernstein Global Real Estate Investment Fund may invest in guaranteed mortgage pass-through securities, which represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to GNMA, FNMA, and FHLMC.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates that may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REM ICs are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMICs in various ways. Each class of CMOs or REMICs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMICs on a monthly basis. AllianceBernstein Global Real Estate Investment Fund will not invest in the lowest tranche of CMOs and REMICs.

Typically, CMOs are collateralized by GNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgage assets and any reinvestment income.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts, although AllianceBernstein Global Real Estate Investment Fund does not intend to invest in residual interests.

Additional Risk Considerations for Real Estate Investments
Although AllianceBernstein Global Real Estate Investment Fund does not invest directly in real estate, it invests primarily in securities of real estate companies and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. These risks may be greater for investments in non-U.S. real estate companies.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

Additional Risk Considerations for Investments in the Utilities Industry AllianceBernstein Utility Income Fund's principal risks include those that arise from its investing primarily in electric utility companies. Factors affecting that industry sector can have a significant effect on the Fund's net asset value. The U.S. utilities industry has experienced significant changes in recent years. Regulated electric utility companies in general have been favorably affected by the full or near completion of major construction programs and lower financing costs. In addition, many regulated electric utility companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Regulatory changes, however, could increase costs or impair the ability of nuclear and conventionally fueled generating facilities to operate their

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facilities and reduce their ability to make dividend payments on their securities. Rates of return of utility companies generally are subject to review and limitation by state public utilities commissions and tend to fluctuate with marginal financing costs. Rate changes ordinarily lag behind changes in financing costs and can favorably or unfavorably affect the earnings or dividend pay-outs of utility stocks depending upon whether the rates and costs are declining or rising.

Utility companies historically have been subject to the risks of increases in fuel and other operating costs, high interest costs, costs associated with compliance with environmental and nuclear safety regulations, service interruptions, economic slowdowns, surplus capacity, competition, and regulatory changes. There also can be no assurance that changes in regulatory policies or accounting standards will not negatively affect utility companies' earnings or dividends. Utility companies are subject to regulation by various authorities and may be affected by the imposition of special tariffs and changes in tax laws. To the extent that rates are established or reviewed by governmental authorities, utility companies are subject to the risk that such authorities will not authorize increased rates. Because of the Fund's policy of concentrating its investments in utility companies, the Fund is more susceptible than most other mutual funds to economic, political or regulatory occurrences affecting the utilities industry.

Non-U.S. utility companies, like those in the United States, are generally subject to regulation, although the regulation may or may not be comparable to domestic regulation. Non-U.S. utility companies in certain countries may be more heavily regulated by their respective governments than utility companies located in the United States. As in the United States, non-U.S. utility companies generally are required to seek government approval for rate increases. In addition, many non-U.S. utility companies use fuels that cause more pollution than those used in the United States and may yet be required to invest in pollution control equipment. Non-U.S. utility regulatory systems vary from country to country and may evolve in ways different from regulation in the United States. The percentage of the Fund's assets invested in issuers of particular countries will vary.

Repurchase Agreements
Each Fund may enter into repurchase agreements in which a Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security from the Fund at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed- upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If the bank or broker-dealer defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price.

Rights and Warrants
Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales
The Funds may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that a Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Standby Commitment Agreements
Standby commitment agreements are similar to put options that commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued. The Funds will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis.

There is no guarantee that a security subject to a standby commitment will be issued. In addition, the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Foreign (Non-U.S.) Securities
Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. A Fund that invests in foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and the Adviser will monitor the effect of any such factor or factors on a Fund's investments. Transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in securities in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Funds than that provided by U.S. laws.

Investments in securities of companies in emerging markets involve special risks. There are approximately 100 countries identified by the World Bank as Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as Emerging Markets. Emerging market countries that the Adviser currently considers for investment are listed below. Countries may be added to or removed from this list at any time.

Algeria                                Hungary                                Poland
Argentina                              India                                  Qatar
Belize                                 Indonesia                              Romania
Brazil                                 Israel                                 Russia
Bulgaria                               Jamaica                                Slovakia
Chile                                  Jordan                                 Slovenia
China                                  Kazakhstan                             South Africa
Columbia                               Lebanon                                South Korea
Costa Rica                             Malaysia                               Taiwan
Cote D'Ivoire                          Mexico                                 Thailand
Croatia                                Morocco                                Trinidand & Tobago
Czech Republic                         Nigeria                                Tunisia
Dominican Republic                     Pakistan                               Turkey
Ecuador                                Panama                                 Ukraine
Egypt                                  Peru                                   Uraguay
El Salvador                            Philippines                            Venezuela
Guatemala

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign (Non-U.S.) Currencies
A Fund that invests some portion of its assets in securities denominated in, and receives revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, a Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.

A Fund may also invest directly in foreign currencies for non-hedging purposes directly on a spot basis (i.e., cash) or through derivative transactions, such as forward currency exchange contracts, futures and options thereon, swaps and options as described above. These investments will be subject to the same risks. In addition, currency exchange rates may fluctuate significantly over short periods of time, causing a Fund's NAV to fluctuate.

Credit Ratings
Credit ratings of fixed-income securities measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by ratings organizations, such as S&P, Moody's or Fitch. A lower rating means there is a greater chance that an issuer will fail to meet its payment obligation or default. The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by the Funds' Adviser:

..  investment grade or

..  below investment grade ("high yield securities" or "junk bonds").

The credit rating organizations may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody's, with the addition of a plus
(+) or minus (-) sign in the case of S&P and Fitch, and with the addition of "high" or "low" for Dominion Bond Rating Services Limited. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund's minimum rating category. For example, a Fund may purchase a security rated B1 by Moody's, or B- by S&P, provided the Fund may purchase securities rated B. Any reference to ratings by S&P or Moody's includes equivalent ratings by other rating agencies.

Investment in Below Investment Grade Fixed-Income Securities
Investments in securities rated below investment grade may be subject to greater risk of loss of principal and interest than higher-rated securities. These securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of these securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, below investment grade securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for these securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for these securities, a Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

Future Developments
A Fund may take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Changes in Investment Objectives and Policies
Each Fund's Board may change a Fund's investment objective without shareholder approval. The Fund will provide shareholders with 60 days' prior written notice of any change to the Fund's investment objective. Unless otherwise noted, all other investment policies of a Fund may be changed without shareholder approval.

Portfolio Turnover
The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position
For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.

Portfolio Holdings
A description of each Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in each Fund's SAI.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Each Fund's Adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser supervising client accounts with assets as of December 31, 2007 totaling approximately $800 billion (of which approximately $103 billion represented assets of investment companies). As of December 31, 2007, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 57 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. Currently, there are 38 registered investment companies managed by the Adviser, comprising 117 separate investment portfolios, with approximately 4 million retail accounts.

The Adviser provides investment advisory services and order placement facilities for the Funds. For these advisory services, each of the Funds paid the Adviser during its most recent fiscal year, a percentage of average daily net assets as follows:

                                                         Fee as a
                                                        Percentage
                                                        of Average
                                                        Daily Net    Fiscal
   Fund                                                  Assets*   Year Ended
   --------------------------------------------------------------------------
   AllianceBernstein Value Fund                            .55%     11/30/07
   AllianceBernstein Small/Mid Cap Value Fund              .62%     11/30/07
   AllianceBernstein Growth and Income Fund                .51%     10/31/07
   AllianceBernstein Focused Growth & Income Fund          .55%     11/30/07
   AllianceBernstein Balanced Shares                       .44%     11/30/07
   AllianceBernstein Utility Income Fund                   .55%     11/30/07
   AllianceBernstein Global Real Estate Investment Fund    .55%     11/30/07
   AllianceBernstein International Value Fund              .65%     11/30/07
   AllianceBernstein Global Value Fund                     .75%     11/30/07
   --------------------------------------------------------------------------

*Fee stated net of any waivers and/or reimbursements. See "Fees and Expenses of the Funds" at the beginning of the Prospectus for more information about fee waivers.

A discussion regarding the basis for the Board's approval of each Fund's investment advisory agreement is available in the Fund's annual report to shareholders for the fiscal year ended shown in the table above.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Funds. Certain other clients of the Adviser may have investment objectives and policies similar to those of a Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including a Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The management of and investment decisions for the AllianceBernstein Growth and Income Fund and AllianceBernstein Focused Growth & Income Fund are made by the Adviser's Relative Value Investment Team. The Relative Value Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. While the members of the team work jointly to determine the investment strategy, including security selection, for the Funds, Mr. Frank Caruso, CFA, who is CIO of the Adviser's Relative Value Investment Team, is primarily responsible for the day-to-day management of AllianceBernstein Growth and Income Fund (since 2004) and AllianceBernstein Focused Growth & Income Fund (since inception). Mr. Caruso is a Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

The day-to-day management of and investment decisions for AllianceBernstein Utility Income Fund are made by Ms. Annie Tsao, Senior Vice President and Research Analyst. Ms. Tsao has been responsible for the Fund's investments since 2003, and has been associated with the Adviser in a substantially similar capacity to her current position since prior to 2003. Ms. Tsao is a member of the Adviser's Utility Research Team. In addition, Ms. Tsao relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The management of and investment decisions for AllianceBernstein Balanced Shares are made by the Balanced Shares Investment Team, comprised of senior members of the Relative Value Investment Team and senior members of the U.S. Core Investment Funds: Core Fixed-Income Investment Team. Each Value Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

While the members of the Balanced Shares Investment Team work jointly to determine the Fund's investment strategy, as of April 1, 2007, Mr. Frank Caruso, CFA, who is the CIO of the Relative Value Investment Team, and Mr. Aryeh Glatter, a member of the Relative Value Investment Team, are responsible for the day-to-day management of the equity component of the Fund's portfolio. Mr. Caruso, a Senior Vice President of the Adviser, has been a member of the Relative Value Investment Team since prior to 2003 and has collaborated with other members of the Relative Value Investment Team on the Fund's investments since prior to 2003. Mr. Glatter, a Senior Vice President of the Adviser, has been a member of the Relative Value Investment Team since prior to 2003 and has collaborated with other members of the Relative Value Investment Team on the Fund's investments since prior to 2003.

As of April 1, 2007, the U.S. Core Investment Grade: Core Fixed-Income Investment Team is responsible for day-to-day management of the debt component of the Fund's portfolio. The following table lists the persons within the U.S. Core Investment Grade: Core Fixed-Income Investment Team with the most significant responsibility for the day-to-day management of the debt component of the Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund's debt component, and each person's principal occupation during the past five years:

                                                 Principal Occupation(s) During
Employee; Year; Title                               the Past Five (5) Years
------------------------------------------------------------------------------------
Shawn E. Keegan; since April 2007; Vice     Vice President of the Adviser, with
President of the Adviser                    which he has been associated in a
                                            substantially similar capacity to his
                                            current position since prior to 2003.

Joran Laird; since April 2007; Vice         Vice President of the Adviser, with
President of the Adviser                    which he has been associated in a
                                            substantially similar capacity to his
                                            current position since prior to 2003.

Alison M. Martier; since April 2007; Senior Senior Vice President of the Adviser,
Vice President of the Adviser and Director  with which she has been associated in
of U.S. Core Fixed-Income                   a substantially similar capacity to her
                                            current position since prior to 2003,
                                            and Director of U.S. Core Fixed-Income.

Douglas J. Peebles; since November 2007;    Executive Vice President of the Adviser,
Executive Vice President of the Adviser,    with which he has been associated in a
Chief Investment Officer and Co-Head of     substantially similar capacity to his
Fixed-Income                                current position since prior to 2003,
                                            Chief Investment Officer and Co-Head
                                            of Fixed-Income.

                                                Principal Occupation(s) During
Employee; Year; Title                              the Past Five (5) Years
-----------------------------------------------------------------------------------
Jeffrey S. Phlegar; since November 2007;   Executive Vice President of the Adviser,
Executive Vice President of the Adviser,   with which he has been associated in a
Chief Investment Officer and Co-Head of    substantially similar capacity to his
Fixed-Income                               current position since prior to 2003,
                                           Chief Investment Officer and Co-Head
                                           of Fixed-Income.

Greg J. Wilensky; since April 2007; Senior Senior Vice President of the Adviser,
Vice President of the Adviser and Director with which he has been associated in a
of Stable Value Investments                substantially similar capacity to his
                                           current position since prior to 2003,
                                           and Director of Stable Value
                                           Investments.

The management of and investment decisions for each of the other Funds' portfolios are made by certain Investment Policy Groups. Each Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for each Fund's portfolio.

The following table lists the Investment Policy Groups, the persons within each Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

                                                       Principal Occupation
           Fund                                      During the Past Five (5)
  and Responsible Group     Employee; Year; Title             Years
 -----------------------------------------------------------------------------
 AllianceBernstein Value   Marilyn G. Fedak; since   Executive Vice President
 Fund                      inception--Executive      of the Adviser, with
 U.S. Value Investment     Vice President of the     which she has been
 Policy Group              Adviser and Head of       associated since prior
                           Sanford C. Bernstein &    to 2003. She is Head of
                           Co., Inc. ("SCB") Value   SCB's Value Equities
                           Equities Business and     Business and Co-Chief
                           Co-Chief Investment       Investment Officer of
                           Officer of U.S. Value     U.S. Value Equities.
                           Equities

                           John Mahedy; since        Senior Vice President of
                           2005--Senior Vice         the Adviser, with which
                           President of the          he has been associated
                           Adviser, Co-Chief         since prior to 2003,
                           Investment Officer of     Co-Chief Investment
                           U.S. Value Equities, and  Officer of U.S. Value
                           Director of               Equities since 2003 and
                           Research--U.S. Value      Director of
                           Equities                  Research-U.S. Value
                                                     Equities since prior to
                                                     2003.

                           Christopher W. Marx;      Senior Vice President of
                           since 2005--Senior Vice   the Adviser, with which
                           President of the Adviser  he has been associated
                                                     since prior to 2003.

                           John D. Phillips; since   Senior Vice President of
                           2005--Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                                                     since prior to 2003.

 AllianceBernstein         Joseph G. Paul; since     Senior Vice President of
 Small/Mid Cap Value Fund  2002--Senior Vice         the Adviser, with which
 Small/Mid Cap Value       President of the          he has been associated
 Investment Policy Group   Adviser, Chief            since prior to 2003,
                           Investment Officer of     Chief Investment Officer
                           Small-and Mid-            of Small- and
                           Capitalization Value      Mid-Capitalization Value
                           Equities, Co-Chief        Equities since July 2002
                           Investment Officer of     and Co-Chief Investment
                           Global Real Estate        Officer of Global Real
                           Investments, and Chief    Estate Investments since
                           Investment Officer of     July 2004. He has also
                           Advanced Value            served as Chief
                                                     Investment Officer of
                                                     Advanced Value and held
                                                     the same position at SCB
                                                     since prior to 2003.

                           James W. MacGregor;       Senior Vice President of
                           since 2005--Senior Vice   the Adviser, with which
                           President of the Adviser  he has been associated
                           and Director of           since prior to 2003. He
                           Research--Small and Mid   is also currently
                           Cap Value Equities        Director of
                                                     Research-Small and Mid
                                                     Cap Value Equities.

                           Andrew J. Weiner; since   Senior Vice President of
                           2005--Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                           and Senior Research       since prior to 2003. He
                           Analyst                   is also a Senior
                                                     Research Analyst.

         Fund and                                      Principal Occupation
       Responsible                                   During the Past Five (5)
          Group             Employee; Year; Title             Years
 -----------------------------------------------------------------------------
 AllianceBernstein         Sharon E. Fay; since      Executive Vice President
 International Value Fund  2005--Executive Vice      and Chief Investment
 International Value       President of the Adviser  Officer of Global Value
 Investment Policy Group   and Chief Investment      Equities since June 2003
                           Officer of Global Value   and of UK and European
                           Equities                  Value Equities at the
                                                     Adviser since prior to
                                                     2003. She has chaired
                                                     the Global Value
                                                     Investment Policy Group
                                                     since prior to 2003.

                           Kevin F. Simms; since     Senior Vice President of
                           inception--Senior Vice    the Adviser, with which
                           President of the          he has been associated
                           Adviser, Co-Chief         since prior to 2003 and
                           Investment Officer of     Co-Chief Investment
                           International Value       Officer of International
                           Equities and Director of  Value Equities at the
                           Research for              Adviser since 2003. He
                           International Value and   is also Director of
                           Global Value Equities     Research for
                                                     International Value and
                                                     Global Value Equities at
                                                     the Adviser since prior
                                                     to 2003.

                           Henry S. D'Auria; since   Senior Vice President of
                           2003--Senior Vice         the Adviser, with which
                           President of the          he has been associated
                           Adviser, Chief            since prior to 2003,
                           Investment Officer of     Chief Investment Officer
                           Emerging Markets Value    of Emerging Markets
                           Equities and Co-Chief     Value Equities since
                           Investment Officer of     2002 and Co- Chief
                           International Value       Investment Officer of
                           Equities                  International Value
                                                     Equities of the Adviser
                                                     since prior to June 2003.

                           Eric J. Franco; since     Senior Vice President of
                           2006--Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                                                     since prior to 2003.

 AllianceBernstein Global  Sharon E. Fay; since      (see above)
 Value Fund                2003--(see above)
 Global Value Investment   Kevin F. Simms; since     (see above)
 Policy Group              inception--(see above)

                           Henry S. D'Auria; since   (see above)
                           2005--(see above)

                           Eric J. Franco; since     (see above)
                           2006--(see above)

 AllianceBernstein Global  Joseph G. Paul; since     (see above)
 Real Estate Investment    2004--(see above)
 Fund
 REIT Investment Policy    Teresa Marziano; since    Senior Vice President of
 Group                     2004--Senior Vice         the Adviser, with which
                           President of the Adviser  she has been associated
                           and Co-Chief Investment   since prior to 2003 and
                           Officer of Global Real    Co-Chief Investment
                           Estate Investments        Officer of Global Real
                                                     Estate Investments since
                                                     July 2004. Prior
                                                     thereto, she was a
                                                     Senior Analyst at SCB
                                                     since prior to 2003.

Additional information about the Portfolio Managers may be found in each Fund's SAI.

LEGAL PROCEEDINGS
On October 2, 2003, a purported class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; AllianceBernstein Holding L.P. ("Holding"); AllianceBernstein Corporation; AXA Financial, Inc.; the AllianceBernstein Mutual Funds, certain officers of the Adviser ("AllianceBernstein defendants"); and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On
September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the Commission dated December 18, 2003 as amended and restated January 15, 2004 ("Commission Order") and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 ("NYAG Order").

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Holding remain pending. It is possible that these matters and or other developments resulting from these matters could result in increased redemptions of the affected Funds' shares or other adverse consequences to these funds. This may require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of these funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to those funds or the Funds.

PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS
The performance shown above in the risk/return summary for AllianceBernstein Global Real Estate Investment Fund for periods prior to December 31, 2007 reflects the Fund's performance under its former investment policies, and may not be representative of the performance the Fund would have achieved had its current investment policies been in effect during such periods. Although the Fund has had limited performance history under its current investment policies, the investment team employed by the Adviser in managing the Fund has experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Global Real Estate Investments") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as those applicable to the portions of the Fund they manage. The Global Real Estate Investments that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which the Fund, as a registered investment company, is subject and which, if applicable to the Global Real Estate Investments, may have adversely affected the performance of the Global Real Estate Investments.

Set forth below is performance data provided by the Adviser relating to the Global Real Estate Investments managed by the investment team that manages the Fund's assets. Performance data is shown for the period during which the investment team managed the Global Real Estate Investments through December 31, 2007. The aggregate assets for the Global Real Estate Investments managed by the investment team as of December 31, 2007 are also shown. The Global Real Estate Investments have a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to the Global Real Estate Investments, calculated on a monthly basis. Net-of-fee performance figures reflect the compounding effect of such fees.

The data has not been adjusted to reflect any fees that will be payable by the Fund, which may be higher than the fees imposed on the Global Real Estate Investments, and will reduce the returns of the Fund. Expenses associated with the distribution of Class A, Class B and Class C shares of the Fund in accordance with the plan adopted by the Board of the Fund under Commission Rule 12b-1 are also excluded. Except as noted, the performance data have also not been adjusted for corporate or individual taxes, if any, payable by account owners.

The Adviser has calculated the investment performance of the Global Real Estate Investments on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for the Fund has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Global Real Estate Investments may produce different results, and the results for different periods may vary.

The FTSE EPRA/NAREIT Global Real Estate Index ("FTSE EPRA/NAREIT Index") is a free-floating, market capitalization weighted index structured in such a way that it can be considered to represent general trends in all eligible real estate stocks world-wide. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets.

To the extent the investment team utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Global Real Estate Investments. The indices shown are included to illustrate material economic and market factors that existed during the time period shown. None of the indices reflects the deduction of any fees or expenses associated with the active management of a mutual fund.

The performance data below are provided solely to illustrate the investment team's performance in managing the Global Real Estate Investments as measured against certain broad based market indices. The performance of the Fund will be affected by the performance of the investment team managing the Fund's assets. If the investment team employed by the Adviser in managing the Fund were to perform relatively poorly, the performance of the Fund would suffer. Investors should not rely on the performance data of the Global Real Estate Investments as an indication of future performance of all or any portion of the Fund.

The investment performance for the periods presented may not be indicative of future rates of return. The performance was not calculated pursuant to the methodology established by the Commission that will be used to calculate the Fund's performance. The use of methodology different from that used to calculate performance could result in different performance data.

                        Global Real Estate Investments
                            Net of fees performance
                            As of December 31, 2007

                       Assets                         Since
                    (in millions) 1 Year 3 Years** Inception**+
---------------------------------------------------------------
Global Real Estate*   $2,863.5    -4.72%  15.04%      22.42%
FTSE EPRA/NAREIT
 Index                            -6.96%  15.17%      22.36%
---------------------------------------------------------------

* Inception date is 9/30/2003.

**Periods greater than one year are annualized.

+ The since inception benchmark returns begin on the closest month-end to the Fund's inception date.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Funds. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Funds, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.25% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Funds, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables under "Fees and Expenses of the Funds." In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year. You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2010, distributions of dividends to a Fund's non-corporate shareholders may be treated as "qualified dividend income," which is taxed at reduced rates, if such distributions are derived from, and designated by a Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations." Other distributions by a Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. A Fund will notify you as to how much of the Fund's distributions, if any, qualify for these reduced tax rates.

Since REITs pay distributions based on cash flow, without regard to depreciation and amortization, it is likely that a portion of the distributions paid to AllianceBernstein Global Real Estate Investment Fund and subsequently distributed to shareholders may be a nontaxable return of capital. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund is liable for foreign income taxes withheld at the source, each such Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so, and Funds that invest primarily in U.S. securities will not do so. Furthermore, a shareholder's ability to claim a tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Fund will send you tax information stating the amount and type of all its distributions for the year. You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

Non-U.S. Shareholders
If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Funds' SAIs for information on how you will be taxed as a result of holding shares in a Fund.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that has remained below $500 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number, 800-221-5672. Some services are described in the Mutual Fund Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

Code is the Internal Revenue Code of 1986, as amended.

Convertible securities are fixed-income securities that are convertible into common stock.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs"), and other types of depositary receipts.

Equity securities are (i) common stocks, partnership interests, business trust shares, and other equity ownership interests in business enterprises, and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares, and interests.

Fixed-income securities are investments, such as bonds or other debt securities or preferred stocks that pay a fixed rate of return.

Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock, but not debt securities of the same issuer, in the payment of dividends and the liquidation of assets.

Supranational entities are international organizations formed by two or more governments. Examples of supranational entities include the International Bank for Reconstruction and Development, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank, the International Finance Corporation and the European Bank for Reconstruction and Development.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by certain government-sponsored entities (entities chartered by or sponsored by Act of Congress). These securities include securities backed by the full faith and credit of the United States, those supported by the right of the issuer to borrow from the U.S. Treasury, and those backed only by the credit of the issuing agency or entity itself. The first category includes U.S. Treasury securities (which are U.S. Treasury bills, notes, and bonds) and certificates issued by GNMA. U.S. Government securities not backed by the full faith and credit of the United States or a right to borrow from the U.S. Treasury include certificates issued by FNMA and FHLMC.

                     (This page intentionally left blank.)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information for the two most recently completed fiscal years has been audited by KPMG LLP, the independent registered public accounting firm for AllianceBernstein Growth and Income Fund, AllianceBernstein Balanced Shares and AllianceBernstein Utility Income Fund, or by Ernst & Young LLP, the independent registered public accounting firm for AllianceBernstein Value Fund, AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein Focused Growth & Income Fund, AllianceBernstein Global Real Estate Investment Fund, AllianceBernstein International Value Fund and AllianceBernstein Global Value Fund for all years or periods presented. This information for the years or periods prior to the two most recent fiscal years for AllianceBernstein Growth and Income Fund, AllianceBernstein Balanced Shares and AllianceBernstein Utility Income Fund has been audited by these Funds' previous independent registered public accounting firm. The reports of the independent registered public accounting firms, along with each Fund's financial statements, are included in each Fund's Annual Report, which is available upon request.

                                                Income from Investment Operations           Less Dividends and Distributions
                                       --------------------------------------------------  ----------------------------------
                                                      Net Gains or
                                                       Losses on
                             Net Asset     Net        Investments                          Dividends
                              Value,    Investment       (both                  Total from  from Net             Distributions
Fiscal Year or               Beginning    Income      realized and Contribution Investment Investment Tax Return from Capital
Period                       of Period  (Loss) (a)    unrealized)  from Adviser Operations   Income   of Capital     Gains
------------------------------------------------------------------------------------------------------------------------------


 AllianceBernstein Value
 Fund
Class A
Year ended 11/30/07           $14.65     $ .24           $(.23)       $0.00       $ .01      $(.19)     $0.00       $ (.47)
Year ended 11/30/06            13.25       .21            2.09         0.00        2.30       (.20)      0.00         (.70)
Year ended 11/30/05            12.63       .17             .82         0.00         .99       (.14)      0.00         (.23)
Year ended 11/30/04            10.96       .14(d)(e)      1.63         0.00        1.77       (.10)      0.00         0.00
Year ended 11/30/03             9.44       .11            1.48         0.00        1.59       (.07)      0.00         0.00
Class R
Year ended 11/30/07           $14.60     $ .21           $(.24)       $0.00       $(.03)     $(.19)     $0.00       $ (.47)
Year ended 11/30/06            13.23       .16            2.08         0.00        2.24       (.17)      0.00         (.70)
Year ended 11/30/05            12.63       .14             .82         0.00         .96       (.13)      0.00         (.23)
Year ended 11/30/04            10.95       .12(d)(e)      1.64         0.00        1.76       (.08)      0.00         0.00
11/03/03(g) to
 11/30/03                      10.91       .01             .03         0.00         .04       0.00       0.00         0.00
Class K
Year ended 11/30/07           $14.59     $ .28(i)        $(.25)       $0.00       $ .03      $(.20)     $0.00       $ (.47)
Year ended 11/30/06            13.26       .20            2.09         0.00        2.29       (.26)      0.00         (.70)
3/01/05(g) to
 11/30/05                      12.84       .17             .25         0.00         .42       0.00       0.00         0.00
Class I
Year ended 11/30/07           $14.66     $ .28           $(.23)       $0.00       $ .05      $(.23)     $0.00       $ (.47)
Year ended 11/30/06            13.29       .24            2.09         0.00        2.33        .26       0.00         (.70)
3/01/05(g) to
 11/30/05                      12.84       .16             .29         0.00         .45       0.00       0.00         0.00


 AllianceBernstein Small/Mid
 Cap Value Fund
Class A
Year ended 11/30/07           $17.89     $ .09(d)        $ .60        $0.00       $ .69      $(.12)     $0.00       $(1.69)
Year ended 11/30/06            17.63       .08(d)         2.17         0.00        2.25       0.00       0.00        (1.99)
Year ended 11/30/05            17.23       .02(d)         1.58         0.00        1.60       0.00       0.00        (1.20)
Year ended 11/30/04            14.62       .01(d)(e)      3.00         0.00        3.01       0.00       0.00         (.40)
Year ended 11/30/03            11.19       .02(d)         3.48         0.00        3.50       (.07)      0.00         0.00
Class R
Year ended 11/30/07           $17.82     $ .05(d)        $ .61        $0.00       $ .66      $(.13)     $0.00       $(1.69)
Year ended 11/30/06            17.60       .06(d)         2.15         0.00        2.21       0.00       0.00        (1.99)
Year ended 11/30/05            17.21      (.01)(d)        1.60         0.00        1.59       0.00       0.00        (1.20)
Year ended 11/30/04            14.62      (.06)(d)(e)     3.05         0.00        2.99       0.00       0.00         (.40)
11/03/03(g) to
 11/30/03                      14.24       .00(d)(j)       .38         0.00         .38       0.00       0.00         0.00
Class K
Year ended 11/30/07           $17.91     $ .08(d)        $ .62        $0.00       $ .70      $(.18)     $0.00       $(1.69)
Year ended 11/30/06            17.64       .15(d)         2.11         0.00        2.26       0.00       0.00        (1.99)
3/01/05(g) to
 11/30/05                      16.81       .03(d)          .80         0.00         .83       0.00       0.00         0.00
Class I
Year ended 11/30/07           $17.98     $ .12(d)        $ .62        $0.00       $ .74      $(.19)     $0.00       $(1.69)
Year ended 11/30/06            17.66       .13(d)         2.18         0.00        2.31       0.00       0.00        (1.99)
3/01/05(g) to
 11/30/05                      16.81       .07(d)          .78         0.00         .85       0.00       0.00         0.00

AllianceBernstein
 Growth and Income
 Fund
Class A
Year ended 10/31/07           $ 4.31     $ .05           $ .47        $ .04       $ .56      $(.05)     $0.00       $ 0.00
Year ended 10/31/06             3.73       .04             .57         0.00         .61       (.03)      0.00         0.00
Year ended 10/31/05             3.48       .04             .23         0.00         .27       (.02)      0.00         0.00
Year ended 10/31/04             3.15       .03(d)(e)       .34         0.00         .37       (.03)      0.00         (.01)
Year ended 10/31/03             2.60       .03             .56         0.00         .59       (.02)      (.02)        0.00
Class R
Year ended 10/31/07           $ 4.27     $ .04           $ .47        $ .04       $ .55      $(.05)     $0.00       $ 0.00
Year ended 10/31/06             3.72       .03             .56         0.00         .59       (.04)      0.00         0.00
Year ended 10/31/05             3.48       .01             .25         0.00         .26       (.02)      0.00         0.00
11/03/03(g) to
 10/31/04                       3.17       .02(c)(d)       .32         0.00         .34       (.02)      0.00         (.01)
Class K
Year ended 10/31/07           $ 4.31     $ .04           $ .50        $ .04       $ .58      $(.07)     $0.00       $ 0.00
Year ended 10/31/06             3.74       .04             .57         0.00         .61       (.04)      0.00         0.00
3/01/05(g) to
 10/31/05                       3.79       .03            (.07)        0.00        (.04)      (.01)      0.00         0.00
Class I
Year ended 10/31/07           $ 4.32     $ .06           $ .48        $ .04       $ .58      $(.07)     $0.00       $ 0.00
Year ended 10/31/06             3.74       .05             .58         0.00         .63       (.05)      0.00         0.00
3/01/05(g) to
 10/31/05                       3.79       .04            (.08)        0.00        (.04)      (.01)      0.00         0.00


Please refer to the footnotes on pages 58 and 59.

Less Distributions                                                     Ratios/Supplemental Data
------------------                                   ------------------------------------------------------------


                                                                     Ratio of      Ratio of Net
                                                       Net Assets    Expenses      Income (Loss)
 Total Dividends   Net Asset Value,                  End of Period  to Average      to Average         Portfolio
and Distributions   End of Period   Total Return (b) (000s omitted) Net Assets      Net Assets       Turnover Rate
------------------------------------------------------------------------------------------------------------------

      $ (.66)           $14.00            (.01)%       $  367,098      1.02%           1.62%              28%
        (.90)            14.65           18.47            314,824      1.04(c)         1.44(c)            19
        (.37)            13.25            8.04            230,269      1.16            1.31               25
        (.10)            12.63           16.26            187,004      1.18(f)         1.17(d)(e)         27
        (.07)            10.96           16.93            136,924      1.45            1.12               27

      $ (.66)           $13.91            (.33)%       $    5,940      1.32%           1.43%              28%
        (.87)            14.60           18.01              1,983      1.36(c)         1.20(c)            19
        (.36)            13.23            7.77                757      1.40            1.06               25
        (.08)            12.63           16.11                665      1.40(f)         1.07(d)(e)         27
        0.00             10.95            0.37                 10      1.81(h)         1.16(h)            27

      $ (.67)           $13.95             .11%        $   12,195       .83%(f)        1.99%(i)           28%
        (.96)            14.59           18.51              1,651       .99(c)         1.50(c)            19
        0.00             13.26            3.27              1,123      1.10(h)         2.93(h)            25

      $ (.70)           $14.01             .26%        $  137,500       .72%           1.88%              28%
        (.96)            14.66           18.76            148,342       .74(c)         1.77(c)            19
        0.00             13.29            3.51             36,790       .83(h)         1.78(h)            25

      $(1.81)           $16.77            4.10%        $  571,165      1.15%(c)(f)      .54%(c)(d)        30%
       (1.99)            17.89           14.11            533,763      1.15(c)(f)       .47(c)(d)         54
       (1.20)            17.63            9.82            418,217      1.15(f)          .14(d)            42
        (.40)            17.23           21.07            308,303      1.17(f)          .06(d)(e)         31
        (.07)            14.62           31.50            182,631      1.40(f)          .16(d)            23

      $(1.82)           $16.66            3.95%        $   40,382      1.35%(c)(f)      .26%(c)(d)        30%
       (1.99)            17.82           13.88             19,372      1.35(c)(f)       .33(c)(d)         54
       (1.20)            17.60            9.77              2,463      1.35(f)(h)      (.03)(d)           42
        (.40)            17.21           20.93                453      1.35(f)         (.38)(d)(e)        31
        0.00             14.62            2.67                 10      1.60(f)(h)       .21(d)(h)         23

      $(1.87)           $16.74            4.14%        $   18,514      1.10%(c)(f)      .48%(c)(d)        30%
       (1.99)            17.91           14.16              5,211      1.10(c)(f)       .92(c)(d)         54
        0.00             17.64            4.94                 64      1.10(f)(h)       .31(d)(h)         42

      $(1.88)           $16.84            4.38%        $  133,438       .84%(c)(f)      .69%(c)(d)        30%
       (1.99)            17.98           14.46             17,420       .85(c)(f)       .79(c)(d)         54
        0.00             17.66            5.06              6,738       .85(f)(h)       .59(d)(h)         42

      $ (.05)           $ 4.82           13.10%(k)     $2,470,801       .95%(c)        1.11%(c)           59%
        (.03)             4.31           16.47          2,411,515      1.00(c)          .99(c)            56
        (.02)             3.73            7.77          2,553,632      1.06            1.19               63
        (.04)             3.48           11.77          2,893,373      1.02(f)          .85(d)(e)         48
        (.04)             3.15           22.89          3,003,001      1.22             .94               43

      $ (.05)           $ 4.77           12.98%(k)     $    2,696      1.27%(c)         .80%(c)           59%
        (.04)             4.27           16.03              3,682      1.29(c)          .68(c)            56
        (.02)             3.72            7.36              1,625      1.42             .56               63
        (.03)             3.48           10.81                147      1.16(f)(h)       .67(d)(e)(h)      48

      $ (.07)           $ 4.82           13.56%(k)     $    6,705       .88%(c)         .91%(c)           59%
        (.04)             4.31           16.28                102       .96(c)         1.02(c)            56
        (.01)             3.74           (1.02)                10      1.03(h)          .79(h)            63

      $ (.07)           $ 4.83           13.58%(k)     $      962       .62%(c)        1.41%(c)           59%
        (.05)             4.32           16.84                574       .67(c)         1.27(c)            56
        (.01)             3.74            (.97)                10       .74(h)         1.08(h)            63


Please refer to the footnotes on pages 58 and 59.

                                       Income from Investment Operations           Less Dividends and Distributions
                               -----------------------------------------------    ----------------------------------
                                             Net Gains or
                                              Losses on
                     Net Asset    Net        Investments                          Dividends
                      Value,   Investment       (both                  Total from  from Net             Distributions
Fiscal Year or       Beginning   Income      realized and Contribution Investment Investment Tax Return from Capital
Period               of Period (Loss) (a)    unrealized)  from Adviser Operations   Income   of Capital     Gains
---------------------------------------------------------------------------------------------------------------------

AllianceBernstein Focused
 Growth & Income Fund
Class A
Year ended 11/30/07   $16.13     $ .11          $1.91        $0.00       $2.02      $(.08)     $0.00       $(1.56)
Year ended 11/30/06    15.42       .09           1.54         0.00        1.63       0.00       0.00         (.92)
Year ended 11/30/05    14.69       .05            .93         0.00         .98       (.10)      0.00         (.15)
Year ended 11/30/04    13.27       .10(e)(d)     1.32         0.00        1.42       0.00       0.00         0.00
Year ended 11/30/03    10.85      (.01)          2.43         0.00        2.42       0.00       0.00         0.00
Class R
Year ended 11/30/07   $16.06     $ .07          $1.90        $0.00       $1.97      $(.08)     $0.00       $(1.56)
Year ended 11/30/06    15.39       .06           1.53         0.00        1.59       0.00       0.00         (.92)
Year ended 11/30/05    14.66       .03            .92         0.00         .95       (.07)      0.00         (.15)
Year ended 11/30/04    13.27       .18(d)(e)     1.21         0.00        1.39       0.00       0.00         0.00
11/03/03(g) to
 11/30/03              13.16      0.00(k)         .11         0.00         .11       0.00       0.00         0.00
Class K
Year ended 11/30/07   $16.17     $ .12          $1.90        $0.00       $2.02      $(.15)     $0.00       $(1.56)
Year ended 11/30/06    15.43       .15           1.51         0.00        1.66       0.00       0.00         (.92)
3/01/05(g) to
 11/30/05              15.27       .05            .11         0.00         .16       0.00       0.00         0.00
Class I
Year ended 11/30/07   $16.25     $ .14          $1.95        $0.00       $2.09      $(.17)     $0.00       $(1.56)
Year ended 11/30/06    15.47       .19           1.51         0.00        1.70       0.00       0.00         (.92)
3/01/05(g) to
 11/30/05              15.27       .09            .11         0.00         .20       0.00       0.00         0.00

AllianceBernstein
 Balanced Shares
Class A
Year ended 11/30/07   $18.29     $ .38          $ .46        $ .03       $ .87      $(.39)     $0.00       $ (.49)
Year ended 11/30/06    17.60       .34           1.61         0.00        1.95(m)    (.32)      0.00         (.94)
Year ended 11/30/05    16.81       .28            .81         0.00        1.09       (.30)      0.00         0.00
Year ended 11/30/04    15.13       .31(d)(e)     1.61         0.00        1.92       (.24)      0.00         0.00
8/01/03 to
 11/30/03(n)           14.54       .09            .58         0.00         .67       (.08)      0.00         0.00
Year ended 7/31/03     13.26       .28           1.32         0.00        1.60       (.29)      (.03)        0.00
Class R
Year ended 11/30/07   $18.25     $ .34          $ .43        $ .03       $ .80      $(.33)     $0.00       $ (.49)
Year ended 11/30/06    17.58       .30           1.58         0.00        1.88(m)    (.27)      0.00         (.94)
Year ended 11/30/05    16.80       .24            .82         0.00        1.06       (.28)      0.00         0.00
Year ended 11/30/04    15.13       .30(d)(e)     1.58         0.00        1.88       (.21)      0.00         0.00
11/03/03(g) to
 11/30/03              15.09       .02            .02         0.00         .04       0.00       0.00         0.00
Class K
Year ended 11/30/07   $18.28     $ .42          $ .40        $ .03       $ .85      $(.40)     $0.00       $ (.49)
Year ended 11/30/06    17.60       .65           1.29(o)      0.00        1.94(m)    (.32)      0.00         (.94)
3/01/05(g) to
 11/30/05              17.34       .22            .24         0.00         .46       (.20)      0.00         0.00
Class I
Year ended 11/30/07   $18.27     $ .44          $ .45        $ .03       $ .92      $(.44)     $0.00       $ (.49)
Year ended 11/30/06    17.60       .39           1.60         0.00        1.99(m)    (.38)      0.00         (.94)
3/01/05(g) to
 11/30/05              17.34       .24            .26         0.00         .50       (.24)      0.00         0.00

AllianceBernstein
 Utility Income Fund
Class A
Year ended 11/30/07   $21.39     $ .51          $4.28        $0.00       $4.79      $(.46)     $0.00       $ 0.00
Year ended 11/30/06    17.82       .47           3.55         0.00        4.02       (.45)      0.00         0.00
Year ended 11/30/05    15.54       .43           2.39         0.00        2.82       (.54)      0.00         0.00
Year ended 11/30/04    12.39       .35(d)(e)     3.11         0.00        3.46       (.31)      0.00         0.00
Year ended 11/30/03    11.01       .32(d)        1.30         0.00        1.62       (.24)      0.00         0.00
Class R
Year ended 11/30/07   $21.37     $ .49          $4.23        $0.00       $4.72      $(.44)     $0.00       $ 0.00
Year ended 11/30/06    17.81       .44           3.55         0.00        3.99       (.43)      0.00         0.00
3/01/05(g) to
 11/30/05              16.33       .31           1.50         0.00        1.81       (.33)      0.00         0.00
Class K
Year ended 11/30/07   $21.40     $ .54          $4.25        $0.00       $4.79      $(.49)     $0.00       $ 0.00
Year ended 11/30/06    17.82       .49           3.57         0.00        4.06       (.48)      0.00         0.00
3/01/05(g) to
 11/30/05              16.33       .35           1.50         0.00        1.85       (.36)      0.00         0.00
Class I
Year ended 11/30/07   $21.38     $ .62          $4.25        $0.00       $4.87      $(.55)     $0.00       $ 0.00
Year ended 11/30/06    17.81       .72           3.38         0.00        4.10       (.53)      0.00         0.00
3/01/05(g) to
 11/30/05              16.33       .39           1.49         0.00        1.88       (.40)      0.00         0.00


Please refer to the footnotes on pages 58 and 59.

Less Distributions                                             Ratios/Supplemental Data
------------------                              ------------------------------------------------------


                                                                Ratio of   Ratio of Net
                                                 Net Assets,    Expenses   Income (Loss)
 Total Dividends   Net Asset Value,   Total     End of Period  to Average   to Average      Portfolio
and Distributions   End of Period   Return (b)  (000s Omitted) Net Assets   Net Assets    Turnover Rate
-------------------------------------------------------------------------------------------------------

      $(1.64)           $16.51        13.59%       $136,849       1.21%(l)      .68%           154%
        (.92)            16.13        11.20         134,079       1.21(c)       .59(c)         133
        (.25)            15.42         6.67         175,285       1.27          .36            152
        0.00             14.69        10.70         224,377       1.19(f)       .73(d)(e)      132
        0.00             13.27        22.30         163,169       1.51         (.12)           159

      $(1.64)           $16.39        13.32%       $  2,329       1.43%(l)      .46%           154%
        (.92)            16.06        10.94           1,665       1.44(c)       .42(c)         133
        (.22)            15.39         6.47             928       1.60          .19            152
        0.00             14.66        10.48             241       1.45(f)      1.25(d)(e)      132
        0.00             13.27          .84              10       1.83(h)      (.26)(h)        159

      $(1.71)           $16.48        13.61%       $  2,479       1.13%(l)      .78%           154%
        (.92)            16.17        11.39             335       1.04(c)       .96(c)         133
        0.00             15.43         1.05              10       1.23(h)       .48(h)         152

      $(1.73)           $16.61        14.00%       $     23        .78%(l)      .87%           154%
        (.92)            16.25        11.64             248        .73(c)      1.34(c)         133
        0.00             15.47         1.31              10        .96(h)       .77(h)         152

      $ (.88)           $18.28         4.82%(k)    $956,157        .92%        2.10%            66%
       (1.26)            18.29        11.81         972,991        .88(c)      2.00(c)          52
        (.30)            17.60         6.55         935,414       1.04         1.64             57
        (.24)            16.81        12.78         788,685        .97(f)      1.93(d)(e)       58
        (.08)            15.13         4.62         587,685       1.07(h)      1.84(h)          29
        (.32)            14.54        12.29         525,637       1.12         2.04             62

      $ (.82)           $18.23         4.47%(k)    $  8,432       1.24%        1.83%            66%
       (1.21)            18.25        11.37           3,197       1.22(c)      1.72(f)          52
        (.28)            17.58         6.36           1,393       1.33         1.39             57
        (.21)            16.80        12.52             371       1.19(f)      1.94(c)(d)       58
        0.00             15.13          .27              10       1.34(h)      1.70(h)          29

      $ (.89)           $18.24         4.74%(k)    $  7,715        .93%        2.14%            66%
       (1.26)            18.28        11.74             285        .91(c)      2.15(c)          52
        (.20)            17.60         2.68              10       1.01(h)      1.69(h)          57

      $ (.93)           $18.26         5.12%(k)    $  2,748        .60%        2.40%            66%
       (1.32)            18.27        12.07           3,968        .59(c)      2.28(c)          52
        (.24)            17.60         2.93           4,128        .81(h)      2.41(h)          57

      $ (.46)           $25.72        22.65%       $144,950       1.20%(l)     2.18%            34%
        (.45)            21.39        22.98         110,183       1.32(c)      2.45(c)          49
        (.54)            17.82        18.42          77,696       1.44         2.54             47
        (.31)            15.54        28.37          62,166       1.39(f)      2.59(d)(e)       45
        (.24)            12.39        14.89          52,188       1.50(f)      2.79(d)          74

      $ (.44)           $25.65        22.32%       $    526       1.48%(l)     2.02%            34%
        (.43)            21.37        22.80              58       1.47(c)      2.30(c)          49
        (.33)            17.81        11.16              11       1.68(h)      2.41(h)          47

      $ (.49)           $25.70        22.64%       $  1,298       1.17%(l)     2.27%            34%
        (.48)            21.40        23.21             437       1.18(c)      2.74(c)          49
        (.36)            17.82        11.44              11       1.37(h)      2.73(h)          47

      $ (.55)           $25.70        23.07%       $    139        .85%(l)     2.57%            34%
        (.53)            21.38        23.53              38        .87(c)      3.20(c)          49
        (.40)            17.81        11.61              11       1.08(h)      3.01(h)          47


Please refer to the footnotes on pages 58 and 59.

                                       Income from Investment Operations           Less Dividends and Distributions
                               -------------------------------------------------  ----------------------------------
                                             Net Gains or
                                              Losses on
                     Net Asset    Net        Investments                          Dividends
                      Value,   Investment       (both                  Total from  from Net             Distributions
Fiscal Year or       Beginning   Income      realized and Contribution Investment Investment Tax Return from Capital
Period               of Period (Loss) (a)    unrealized)  from Adviser Operations   Income   of Capital     Gains
---------------------------------------------------------------------------------------------------------------------

AllianceBernstein Global Real Estate Investment Fund
Class A
Year ended 11/30/07   $30.00     $ .35          $(1.86)      $0.00       $(1.51)    $(.28)     $0.00       $(2.68)
Year ended 11/30/06    22.04       .15            8.06        0.00         8.21      (.25)      0.00         0.00
Year ended 11/30/05    19.15       .32            2.87        0.00         3.19      (.30)      0.00         0.00
Year ended 11/30/04    14.90       .27(d)         4.50        0.00         4.77      (.52)      0.00         0.00
Year ended 11/30/03    11.52       .37            3.53        0.00         3.90      (.52)      0.00         0.00
Class R
Year ended 11/30/07   $29.97     $ .06          $(1.66)      $0.00       $(1.60)    $(.23)     $0.00       $(2.68)
Year ended 11/30/06    22.01      (.22)(o)        8.38        0.00         8.16      (.20)      0.00         0.00
3/01/05(g) to
 11/30/05              18.97       .39            2.81        0.00         3.20      (.16)      0.00         0.00
Class K
Year ended 11/30/07   $29.69     $ .36(o)       $(1.15)      $0.00       $(1.51)    $(.31)     $0.00       $(2.68)
Year ended 11/30/06    22.03      (.07)(o)        8.28        0.00         8.21      (.28)      0.00         0.00
3/01/05(g) to
 11/30/05              18.97       .38            2.87        0.00         3.25      (.19)      0.00         0.00
Class I
Year ended 11/30/07   $29.97     $ .36          $(1.78)      $0.00       $(1.42)    $(.38)     $0.00       $(2.68)
Year ended 11/30/06    22.01       .21            8.08        0.00         8.29      (.33)      0.00         0.00
3/01/05(g) to
 11/30/05              18.97       .53            2.76        0.00         3.29      (.25)      0.00         0.00

AllianceBernstein International Value Fund
Class A
Year ended 11/30/07   $23.05     $ .50          $ 2.18       $0.00       $ 2.68     $(.40)     $0.00       $(1.15)
Year ended 11/30/06    18.10       .39(d)         5.80        0.00         6.19      (.23)      0.00        (1.01)
Year ended 11/30/05    16.22       .26(d)         2.15        0.00         2.41      (.17)      0.00         (.36)
Year ended 11/30/04    12.82       .16(d)(e)      3.37        0.00         3.53      (.13)      0.00         0.00
Year ended 11/30/03     9.83       .13(d)         2.96        0.00         3.09      (.10)      0.00         0.00
Class R
Year ended 11/30/07   $22.98     $ .45(d)       $ 2.15       $0.00       $ 2.60     $(.41)     $0.00       $(1.15)
Year ended 11/30/06    18.09       .30(d)         5.83        0.00         6.13      (.23)      0.00        (1.01)
Year ended 11/30/05    16.23       .22(d)         2.16        0.00         2.38      (.16)      0.00         (.36)
Year ended 11/30/04    12.82       .02(d)(e)      3.48        0.00         3.50      (.09)      0.00         0.00
11/03/03(g) to
 11/30/03              12.60       .00(d)(k)       .22        0.00          .22      0.00       0.00         0.00
Class K
Year ended 11/30/07   $23.02     $ .53          $ 2.15       $0.00       $ 2.68     $(.45)     $0.00       $(1.15)
Year ended 11/30/06    18.11       .27(d)         5.93        0.00         6.20      (.28)      0.00        (1.01)
3/01/05(g) to
 11/30/05              17.14       .11(d)          .86        0.00          .97      0.00       0.00         0.00
Class I
Year ended 11/30/07   $23.12     $ .58          $ 2.18       $0.00       $ 2.76     $(.45)     $0.00       $(1.15)
Year ended 11/30/06    18.14       .47(d)         5.81        0.00         6.28      (.29)      0.00        (1.01)
3/01/05(g) to
 11/30/05              17.14       .09(d)          .91        0.00         1.00      0.00       0.00         0.00

AllianceBernstein Global Value Fund
Class A
Year ended 11/30/07   $16.72     $ .23          $  .89       $0.00       $ 1.12     $(.27)     $0.00       $(1.38)
Year ended 11/30/06    13.87       .21            3.30        0.00         3.51      (.14)      0.00         (.52)
Year ended 11/30/05    12.61       .15(d)         1.68        0.00         1.83      (.16)      0.00         (.41)
Year ended 11/30/04    10.52       .11(d)(e)      2.09        0.00         2.20      (.11)      0.00         0.00
Year ended 11/30/03     8.57       .10(d)         1.91        0.00         2.01      (.06)      0.00         0.00
Class R
Year ended 11/30/07   $16.62     $ .17          $  .89       $0.00       $ 1.06     $(.26)     $0.00       $(1.38)
Year ended 11/30/06    13.86       .19            3.26        0.00         3.45      (.17)      0.00         (.52)
3/01/05(g) to
 11/30/05              12.90       .01(d)          .95        0.00          .96      0.00       0.00         0.00
Class K
Year ended 11/30/07   $16.72     $ .21          $  .89       $0.00       $ 1.10     $(.30)     $0.00       $(1.38)
Year ended 11/30/06    13.88       .18            3.32        0.00         3.50      (.14)      0.00         (.52)
3/01/05(g) to
 11/30/05              12.90       .14(d)          .84        0.00          .98      0.00       0.00         0.00
Class I
Year ended 11/30/07   $16.76     $ .27          $  .91       $0.00       $ 1.18     $(.31)     $0.00       $(1.38)
Year ended 11/30/06    13.90       .26            3.30        0.00         3.56      (.18)      0.00         (.52)
3/01/05(g) to
 11/30/05              12.90       .04(d)          .96        0.00         1.00      0.00       0.00         0.00

Please refer to the footnotes on pages 58 and 59.

Less Distributions                                                    Ratios/Supplemental Data
------------------                                   ---------------------------------------------------------
                                                                     Ratio of     Ratio of Net
                                                      Net Assets,    Expenses     Income (Loss)
Total Dividends    Net Asset Value,                  End of Period  to Average     to Average       Portfolio
and Distributions   End of Period   Total Return (b) (000s Omitted) Net Assets     Net Assets     Turnover Rate
---------------------------------------------------------------------------------------------------------------

      $(2.96)           $25.53           (5.27)%       $  164,223      1.24%           1.29%           102%
        (.25)            30.00           37.50            222,701      1.20(c)          .59(c)          49
        (.30)            22.04           16.83            128,890      1.35            1.58             46
        (.52)            19.15           32.70             88,162      1.31(f)         1.67(d)(e)       39
        (.52)            14.90           34.89             57,701      1.74            2.84             30

      $(2.91)           $25.46           (5.60)%       $    2,471      1.56%            .21%           102%
        (.20)            29.97           37.27                671      1.48(c)         (.81)(c)         49
        (.16)            22.01           16.99                 58      1.69(f)(h)      2.89(h)          46

      $(2.99)           $25.46           (5.28)%       $    9,029      1.34%          (1.46)%          102%
        (.28)            29.96           37.55                387      1.16(c)         (.30)(c)         49
        (.19)            22.03           17.27                 42      1.37(h)         2.72(h)          46

      $(3.06)           $25.49           (4.97)%       $    5,060       .91%           1.34%           102%
        (.33)            29.97           38.04              4,321       .86(c)          .81(c)          49
        (.25)            22.01           17.48              1,059      1.15(h)         4.03(h)          46

      $(1.55)           $24.18           12.23%        $6,056,019      1.11%           2.11%            21%
       (1.24)            23.05           36.20          3,285,006      1.19(c)         1.92(c)(d)       23
        (.53)            18.10           15.31          1,262,495      1.20(f)         1.57(d)          26
        (.13)            16.22           27.77            455,933      1.20(f)         1.12(d)(e)       22
        (.10)            12.82           31.80            180,443      1.20(f)         1.22(d)          20

      $(1.56)           $24.02           11.88%        $  165,221      1.40%(f)        1.89%(d)         21%
       (1.24)            22.98           35.87             44,196      1.40(c)(f)      1.47(c)(d)       23
        (.52)            18.09           15.09              4,115      1.40(f)         1.30(d)          26
        (.09)            16.23           27.46                960      1.40(f)          .12(d)(e)       22
        0.00             12.82            1.75                 10      1.40(f)(h)       .40(d)(h)       20

      $(1.60)           $24.10           12.24%        $  340,196      1.10%           2.19%            21%
       (1.29)            23.02           36.30             72,884      1.13(c)         1.40(c)(d)       23
        0.00             18.11            5.66                106      1.15(f)(h)      1.07(d)(h)       26

      $(1.60)           $24.28           12.60%        $1,415,575       .75%           2.43%            21%
       (1.30)            23.12           36.73            638,419       .82(c)         2.27(c)(d)       23
        0.00             18.14            5.83            180,185       .90(f)(h)       .75(d)(h)       26

      $(1.65)           $16.19            7.08%        $  182,644      1.30%(c)        1.35%(c)         25%
        (.66)            16.72           26.37             67,102      1.33(c)         1.39(c)          29
        (.57)            13.87           15.09             34,632      1.45(f)         1.17(d)          25
        (.11)            12.61           21.09             23,536      1.41(f)          .97(d)(e)       38
        (.06)            10.52           23.64             16,298      1.50(f)         1.05(d)          29

      $(1.64)           $16.04            6.71%        $    7,533      1.59%(c)        1.02%(c)         25%
        (.69)            16.62           26.01              3,596      1.60(c)         1.22(c)          29
        0.00             13.86            7.44                364      1.70(f)(h)       .06(d)(h)       25

      $(1.68)           $16.14            6.95%        $    1,129      1.35%(c)        1.30%(c)         25%
        (.66)            16.72           26.29                592      1.41(c)         1.40(c)          29
        0.00             13.88            7.60                 11      1.45(f)(h)      1.34(d)(h)       25

      $(1.69)           $16.25            7.42%        $   56,417       .95%(c)        1.67%(c)         25%
        (.70)            16.76           26.79             39,566      1.01(c)         1.72(c)          29
        0.00             13.90            7.75             26,796      1.20(f)(h)       .41(d)(h)       25

Please refer to the footnotes on pages 58 and 59.

(a)Based on average shares outstanding.

(b)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized. On February 1, 2005, the AllianceBernstein Small/Mid Cap Value Fund's investment policies were modified. As a result, that Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(c)The ratio includes expenses attributable to the cost of proxy solicitation.

(d)Net of fees and expenses waived/reimbursed by the Adviser.

(e)Net of fees and expenses waived/reimbursed by the Transfer Agent.

(f)Net of fees and expenses waived/reimbursed by the Adviser. If the following Funds had borne all expenses in their most recent five fiscal years (or, if shorter, the life of the Fund), their expense ratios would have been as follows:

                                                      2003    2004    2005    2006   2007
------------------------------------------------------------------------------------------
AllianceBernstein Value Fund
Class A                                                 --   1.32%      --      --     --
Class R                                                 --   1.54%      --      --     --
Class K                                                 --      --      --      --  1.01%
Class I                                                 --      --      --      --     --

AllianceBernstein Small/Mid Cap Value Fund
Class A                                              1.79%   1.58%   1.44%   1.31%* 1.27%*
Class R                                              1.96%** 1.85%   1.67%   1.55%* 1.51%*
Class K                                                 --      --   1.40%** 1.28%* 1.23%*
Class I                                                 --      --   1.08%**  .89%*  .85%*

AllianceBernstein Growth and Income Fund
Class A                                                 --   1.13%      --      --     --
Class R                                                 --   1.27%**    --      --     --
Class K                                                 --              --      --     --
Class I                                                 --              --      --     --

AllianceBernstein Focused Growth & Income Fund
Class A                                                 --   1.34%      --      --     --
Class R                                                 --   1.59%      --      --     --
Class K                                                 --      --      --      --     --
Class I                                                 --      --      --      --     --

AllianceBernstein Balanced Shares Fund
Class A                                                 --   1.00%      --      --     --
Class R                                                 --   1.22%      --      --     --
Class K                                                 --      --      --      --     --
Class I                                                 --      --      --      --     --

AllianceBernstein Utility Income Fund
Class A                                              1.70%   1.53%      --      --     --
Class R                                                 --      --      --      --     --
Class K                                                 --      --      --      --     --
Class I                                                 --      --      --      --     --

AllianceBernstein Global Real Estate Investment Fund
Class A                                                 --   1.55%      --      --     --
Class R                                                 --      --   1.70%**    --     --
Class K                                                 --      --      --      --     --
Class I                                                 --      --      --      --     --

AllianceBernstein International Value Fund
Class A                                              1.93%   1.64%   1.37%      --     --
Class R                                              2.31%** 1.84%   1.66%   1.50%* 1.41%*
Class K                                                 --      --   1.42%**    --     --
Class I                                                 --      --   1.00%**    --     --

AllianceBernstein Global Value Fund
Class A                                              1.89%   1.65%   1.46%      --     --
Class R                                                 --      --   1.96%      --     --
Class K                                                 --      --   1.55%      --     --
Class I                                                 --      --   1.44%      --     --

  ------
  * The ratio includes expenses attributable to the cost of proxy solicitation.

  **Annualized.

(g)Commencement of distribution.

(h)Annualized.

(i)Net of fees and expenses waived by the Distributor.

(j)Amount is less than $.005.

(k)Includes the impact of proceeds received and credited to the AllianceBernstein Growth and Income Fund and the AllianceBernstein Balanced Shares Fund resulting from the Dynegy class action settlement, which enhanced the performance of each share class for the year ended
   October 31,2007 by 0.78% and for the year ended November 30, 2007 by 0.13%, respectively.

(l)Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

AllianceBernstein Focused Growth & Income Fund 2007
----------------------------------------------------
                   Class A                     1.20%
                   Class R                     1.42%
                   Class K                     1.12%
                   Class I                      .77%

AllianceBernstein Utility Income Fund
----------------------------------------------------
                   Class A                     1.19%
                   Class R                     1.47%
                   Class K                     1.16%
                   Class I                      .84%

(m)Amount includes contribution from Adviser of less than $.01.

(n)Change in fiscal year end.

(o)Due to the timing of sales and repurchases of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment transactions.

APPENDIX A
--------------------------------------------------------------------------------

Hypothetical Investment and Expense Information
The settlement agreement between the Adviser and the NYAG requires the Funds to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Funds" in this Prospectus about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of each Fund assuming a 5% return each year. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the ten-year period. The current annual expense ratio for each Fund is the same as stated under "Financial Highlights." If you wish to obtain hypothetical investment information for other classes of shares of each Fund, please refer to the "Mutual Fund Fees and Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

AllianceBernstein Value Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  500.00   $10,500.00  $  107.10    $10,392.90
      2       10,392.90      519.65    10,912.55     111.31     10,801.24
      3       10,801.24      540.06    11,341.30     115.68     11,225.62
      4       11,225.62      561.28    11,786.90     120.23     11,666.67
      5       11,666.67      583.33    12,250.00     124.95     12,125.05
      6       12,125.05      606.25    12,731.30     129.86     12,601.44
      7       12,601.44      630.07    13,231.51     134.96     13,096.55
      8       13,096.55      654.83    13,751.38     140.26     13,611.12
      9       13,611.12      680.56    14,291.68     145.78     14,145.90
      10      14,145.90      707.30    14,853.20     151.50     14,701.70
      --------------------------------------------------------------------
      Total               $5,983.33               $1,281.63

AllianceBernstein Small/Mid Cap Value Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns    Expenses*    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  500.00   $10,500.00  $  120.75    $10,379.25
      2       10,379.25      518.96    10,898.21     138.41     10,759.80
      3       10,759.80      537.99    11,297.79     143.48     11,154.31
      4       11,154.31      557.72    11,712.03     148.74     11,563.29
      5       11,563.29      578.16    12,141.45     154.20     11,987.25
      6       11,987.25      599.36    12,586.61     159.85     12,426.76
      7       12,426.76      621.34    13,048.10     165.71     12,882.39
      8       12,882.39      644.12    13,526.51     171.79     13,354.72
      9       13,354.72      667.74    14,022.46     178.09     13,844.37
      10      13,844.37      692.22    14,536.59     184.61     14,351.98
      --------------------------------------------------------------------
      Total               $5,917.61               $1,565.63

AllianceBernstein Growth and Income Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  500.00   $10,500.00  $   99.75    $10,400.25
      2       10,400.25      520.01    10,920.26     103.74     10,816.52
      3       10,816.52      540.83    11,357.35     107.89     11,249.46
      4       11,249.46      562.47    11,811.93     112.21     11,699.72
      5       11,699.72      584.99    12,284.71     116.70     12,168.01
      6       12,168.01      608.40    12,776.41     121.38     12,655.03
      7       12,655.03      632.75    13,287.78     126.23     13,161.55
      8       13,161.55      658.08    13,819.63     131.29     13,688.34
      9       13,688.34      684.42    14,372.76     136.54     14,236.22
      10      14,236.22      711.81    14,948.03     142.01     14,806.02
      --------------------------------------------------------------------
      Total               $6,003.76               $1,197.74

AllianceBernstein Focused Growth & Income Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns    Expenses*    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  500.00   $10,500.00  $  126.00    $10,374.00
      2       10,374.00      518.70    10,892.70     131.80     10,760.90
      3       10,760.90      538.05    11,298.95     136.72     11,162.23
      4       11,162.23      558.11    11,720.34     141.82     11,578.52
      5       11,578.52      578.93    12,157.45     147.11     12,010.34
      6       12,010.34      600.52    12,610.86     152.59     12,458.27
      7       12,458.27      622.91    13,081.18     158.28     12,922.90
      8       12,922.90      646.15    13,569.05     164.19     13,404.86
      9       13,404.86      670.24    14,075.10     170.31     13,904.79
      10      13,904.79      695.24    14,600.03     176.66     14,423.37
      --------------------------------------------------------------------
      Total               $5,928.85               $1,505.48

AllianceBernstein Balanced Shares
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  500.00   $10,500.00  $   96.60    $10,403.40
      2       10,403.40      520.17    10,923.57     100.50     10,823.07
      3       10,823.07      541.15    11,364.22     104.55     11,259.67
      4       11,259.67      562.98    11,822.65     108.77     11,713.88
      5       11,713.88      585.69    12,299.57     113.16     12,186.41
      6       12,186.41      609.32    12,795.73     117.72     12,678.01
      7       12,678.01      633.90    13,311.91     122.47     13,189.44
      8       13,189.44      659.47    13,848.91     127.41     13,721.50
      9       13,721.50      686.08    14,407.58     132.55     14,275.03
      10      14,275.03      713.65    14,988.78     137.90     14,850.88
      --------------------------------------------------------------------
      Total               $6,012.51               $1,161.63

AllianceBernstein Utility Income Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  500.00   $10,500.00  $  126.00    $10,374.00
      2       10,374.00      518.70    10,892.70     130.71     10,761.99
      3       10,761.99      538.10    11,300.09     135.60     11,164.49
      4       11,164.49      558.22    11,722.71     140.67     11,582.04
      5       11,582.04      579.10    12,161.14     145.93     12,015.21
      6       12,015.21      600.76    12,615.97     151.39     12,464.58
      7       12,464.58      623.23    13,087.81     157.05     12,930.76
      8       12,930.76      646.54    13,577.30     162.93     13,414.37
      9       13,414.37      670.72    14,085.09     169.02     13,916.07
      10      13,916.07      695.80    14,611.87     175.34     14,436.53
      --------------------------------------------------------------------
      Total               $5,931.17               $1,494.64

AllianceBernstein Global Real Estate Investment Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  500.00   $10,500.00  $  130.20    $10,369.80
      2       10,369.80      518.49    10,888.29     135.01     10,753.28
      3       10,753.28      537.66    11,290.94     140.01     11,150.93
      4       11,150.93      557.55    11,708.48     145.19     11,563.29
      5       11,563.29      578.16    12,141.45     150.55     11,990.90
      6       11,990.90      599.55    12,590.45     156.12     12,434.33
      7       12,434.33      621.72    13,056.05     161.90     12,894.15
      8       12,894.15      644.71    13,538.86     167.88     13,370.98
      9       13,370.98      668.55    14,039.53     174.09     13,865.44
      10      13,865.44      693.27    14,558.71     180.53     14,378.18
      --------------------------------------------------------------------
      Total               $5,919.66               $1,541.48

AllianceBernstein International Value Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  500.00   $10,500.00  $  116.55    $10,383.45
      2       10,383.45      519.17    10,902.62     121.02     10,781.60
      3       10,781.60      539.08    11,320.68     125.66     11,195.02
      4       11,195.02      559.75    11,754.77     130.48     11,624.29
      5       11,624.29      581.21    12,205.50     135.48     12,070.02
      6       12,070.02      603.50    12,673.52     140.68     12,532.84
      7       12,532.84      626.64    13,159.48     146.07     13,013.41
      8       13,013.41      650.67    13,664.08     151.67     13,512.41
      9       13,512.41      675.62    14,188.03     157.49     14,030.54
      10      14,030.54      701.53    14,732.07     163.53     14,568.54
      --------------------------------------------------------------------
      Total               $5,957.17               $1,388.63

AllianceBernstein Global Value Fund
--------------------------------------------------------------------------------

                         Hypothetical Investment              Hypothetical
            Hypothetical Performance    After    Hypothetical    Ending
      Year   Investment    Earnings    Returns     Expenses    Investment
      --------------------------------------------------------------------
      1      $10,000.00   $  500.00   $10,500.00  $  136.50    $10,363.50
      2       10,363.50      518.18    10,881.68     141.46     10,740.22
      3       10,740.22      537.01    11,277.23     146.60     11,130.63
      4       11,130.63      556.53    11,687.16     151.93     11,535.23
      5       11,535.23      576.76    12,111.99     157.46     11,954.53
      6       11,954.53      597.73    12,552.26     163.18     12,389.08
      7       12,389.08      619.45    13,008.53     169.11     12,839.42
      8       12,839.42      641.97    13,481.39     175.26     13,306.13
      9       13,306.13      665.31    13,971.44     181.63     13,789.81
      10      13,789.81      689.49    14,479.30     188.23     14,291.07
      --------------------------------------------------------------------
      Total               $5,902.43               $1,611.36

*Expenses are net of any fee waiver or expense waiver for the first year.
 Thereafter, the expense ratio reflects the Fund's operating expenses as reflected under "Fees and Expenses of the Funds" before waiver.

For more information about the Funds, the following documents are available upon request:

..  Annual/Semi-Annual Reports to Shareholders
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

..  Statement of Additional Information (SAI)
Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs and the independent registered public accounting firms' reports and financial statements in each Fund's most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting the Adviser:

By Mail:         AllianceBernstein Investor Services, Inc.
                 P.O. Box 786003
                 San Antonio, TX 78278-6003

By Phone:        For Information: (800) 221-5672
                 For Literature: (800) 227-4618

On the Internet: www.AllianceBernstein.com

Or you may view or obtain these documents from the Commission:

.. Call the Commission at 1-202-551-8090 for information on the operation of the Public Reference Room.

..  Reports and other information about the Fund are available on the EDGAR
   Database on the Commission's Internet site at http://www.sec.gov.

.. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington DC 20549-0102.

You also may find these documents and more information about the Adviser and the Funds on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

       Fund                                                 SEC File No.
       -----------------------------------------------------------------
       AllianceBernstein Value Fund                          811-10221
       AllianceBernstein Small/Mid Cap Value Fund            811-10221
       AllianceBernstein Growth and Income Fund              811-00126
       AllianceBernstein Focused Growth & Income Fund        811-09687
       AllianceBernstein Balanced Shares                     811-00134
       AllianceBernstein Utility Income Fund                 811-07916
       AllianceBernstein Global Real Estate Investment Fund  811-07707
       AllianceBernstein International Value Fund            811-10221
       AllianceBernstein Global Value Fund                   811-10221


  Privacy Notice
  (This information is not part of the Prospectus.)

  AllianceBernstein L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investments, Inc. (collectively, "AllianceBernstein" or "we") understand the importance of maintaining the confidentiality of our clients' nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about our clients from sources including:
  (1) account documentation, including applications or other forms, which may include information such as a client's name, address, phone number, social security number, assets, income, and other household information,
  (2) client's transactions with us and others such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data, and online information collecting devices known as "cookies."

  It is our policy not to disclose nonpublic personal information about our clients (or former clients) except to our affiliates, or to others as permitted or required by law. From time to time, AllianceBernstein may disclose nonpublic personal information that we collect about our clients (or former clients), as described above, to non-affiliated third parties, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to AllianceBernstein's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients (or former clients) that include restricting access to such nonpublic personal information and maintaining physical, electronic and procedural safeguards, which comply with applicable standards, to safeguard such nonpublic personal information.


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